CLASS A SHARES

PROSPECTUS DATED DECEMBER 31, 2014

T H E   S A R A T O G A   A D V A N T A G E   T R U S T

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company comprised of mutual fund portfolios each with its own distinctive investment objectives and policies, 12 of which are described herein.

The Portfolios are managed by Saratoga Capital Management, LLC (the "Manager").  Each Portfolio is advised by an Investment Adviser selected and supervised by the Manager.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

The Securities And Exchange Commission Has Not Approved Or Disapproved These Securities Or Passed Upon The Adequacy Of This Prospectus.  Any Representation To The Contrary Is A Criminal Offense.

PORTFOLIO	TICKER	PORTFOLIO	TICKER
U.S. Government Money Market	SGAXX	Small Capitalization	SSCYX
Investment Quality Bond	SQBAX	International Equity	SIEYX
Municipal Bond	SMBAX	Health & Biotechnology	SHPAX
Large Capitalization Value	SLVYX	Technology & Communications	STPAX
Large Capitalization Growth	SLGYX	Financial Services	SFPAX
Mid Capitalization	SPMAX	Energy & Basic Materials	SBMBX

PORTFOLIO SUMMARY:  U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective:  The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

U.S. Government Money Market Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.455%
Total Annual Portfolio Operating Expenses	1.33%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced Sales Charge” section.)

(2)    Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information-Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$703	$972	$1,262	$2,084

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Principal Investment Strategies:  The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.  The U.S. government securities that the Portfolio may purchase include:

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U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

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Securities issued by agencies and instrumentalities of the U.S. Government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

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Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank.  Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.  In September 2008, the Treasury announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into conservatorship.

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Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective.  Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate Risk.  A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. These risks may be greater in the current market environment because interest rates are at historically low levels. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk.  U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current

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resources, including their legal right to support from the Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds once implemented.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:   The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.91% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2009).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 0.01%.

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AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	Life of Portfolio (Since 2/14/06 )
U.S. Government Money Market Portfolio:	-5.65%	-1.15%	-0.01%
90 Day T-Bills	0.05%	0.10%	1.43%*
Index: (Reflects no deduction for fees, expenses or taxes)
Lipper U.S. Treasury Money Market Index	0.00%	0.01%	1.20%*

* January 31, 2006 used in calculation.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser: CLS Investments, LLC (“CLS” or the “Adviser”) has served as Adviser to the Portfolio since August 2011.

Purchase and Sale of Portfolio Shares: There is no minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective:  The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Investment Quality Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.81%
Total Annual Portfolio Operating Expenses	1.76%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information- Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$744	$1,097	$1,474	$2,529

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Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years. Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. Government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.  Ginnie Mae securities are backed by the full faith and credit of the United States.  Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States, but they have the right to borrow from the U.S. Treasury to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Fixed-Income Securities Risk.  Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response

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to interest rate changes to a greater extent than short-term securities.  These risks may be greater in the current market environment because certain interest rates are at historically low levels.

Mortgage-Backed Securities and Prepayment Risk.  Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal.  Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools.  Rates of prepayment faster or slower than expected by the Adviser could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse affect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:   The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

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ANNUAL TOTAL RETURNS - CALENDAR YEARS

 During the periods shown in the bar chart, the highest return for a calendar quarter was 3.37% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -1.63% (quarter ended June 30, 2013).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 0.66%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	Life of Portfolio (Since 2/14/06 )
Investment Quality Bond Portfolio:
Return Before Taxes	-6.96%	1.28%	2.05%
Return After Taxes on Distributions	-7.48%	0.40%	1.19%
Return After Taxes on Distributions and Sale of Portfolio Shares	-3.81%	0.77%	1.33%
Indices: (Reflects no deduction for fees, expenses or taxes)
Barclays Intermediate U.S. Government/Credit Bond Index	-1.25%	2.20%	4.28%
Lipper Short-Intermediate Investment Grade Debt Funds Index	-0.15%	5.22%	4.18%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager: Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser: Fox Asset Management LLC (“Fox” or the “Adviser”) has served as the Portfolio’s Adviser since September 1994.  The Portfolio is managed by a management team consisting of portfolio managers as well as analysts.  The members of the team who are primarily responsible for the day-to-day management of the

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Portfolio are William Howarth, William Dodge, CFA, and Thomas Luster, CFA. Mr. Howarth is a Vice President of Fox, which he joined in 2006 and Mr. Dodge, who joined Fox in 2005, is Co-Director of Fox. Mr. Luster, who is a Vice President and Director of Investment Grade Fixed Income at Eaton Vance, became a member of the Fox fixed income team in 2012.

Purchase and Sale of Portfolio Shares: There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  MUNICIPAL BOND PORTFOLIO

Investment Objective:  The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Municipal Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	2.15%

Total Annual Portfolio Operating Expenses	3.10%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$870	$1,477	$2,107	$3,790

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Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies:  As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative minimum tax," although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.  Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Credit and Interest Rate Risk.  Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

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Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. These risks may be greater in the current market environment because certain interest rates are at historically low levels. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

The Portfolio’s investments in municipal bonds in the fourth highest grade are considered speculative.  The ratings of municipal bonds do not ensure the stability or safety of the Portfolio’s investments.

Tax Risk.  There is no guarantee that the Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Portfolio's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com

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ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.84% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -3.34% (quarter ended December 31, 2010).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 1.82%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	Life of Portfolio (Since 2/14/06)
Municipal Bond Portfolio:
Return Before Taxes	-8.07%	1.05%	0.04%
Return After Taxes on Distributions	-8.82%	0.59%	-0.43%
Return After Taxes on Distributions and Sale of Portfolio Shares	-4.14%	0.68%	-0.08%
Indices: (Reflects no deduction for fees, expenses or taxes)
Barclays Municipal Bond Index	-2.55%	5.89%	4.37%
Lipper General Municipal Debt Funds Index	-3.84%	7.08%	3.89%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Fox Asset Management LLC (“Fox” or the “Adviser”) has served as the Portfolio’s Adviser since April 2009.  The Portfolio is managed by a management team consisting of portfolio managers as well as analysts.  The members of the team who are primarily responsible for the day-to-day management of the Portfolio are William Howarth, William Dodge, CFA, and Thomas Luster, CFA. Mr. Howarth is a Vice President of Fox, which he joined in 2006 and Mr. Dodge, who joined Fox in 2005, is Co-Director of Fox. Mr.

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Luster, who is a Vice President and Director of Investment Grade Fixed Income at Eaton Vance, became a member of the Fox fixed income team in 2012.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  It is anticipated that the Portfolio’s distributions normally will be exempt from federal income taxes, but not including federal alternative minimum tax.  However, a portion of the Portfolio’s distributions may not qualify as exempt.  Interest, dividends and all capital gains may be subject to federal, state and federal alternative minimum tax, unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective:  The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Large Capitalization Value Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.56%
Total Annual Portfolio Operating Expenses	1.61%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$729	$1,054	$1,401	$2,376

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Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants.   In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

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Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Value Style Investing Risk.  Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio  and for the life  of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

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ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.63% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.02% (quarter ended December 31, 2008). For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 6.94%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	Life of Portfolio (Since 2/14/06)
Large Capitalization Value Portfolio:
Return Before Taxes	31.82%	17.79%	1.68%
Return After Taxes on Distributions	31.77%	17.78%	1.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	18.01%	14.47%	1.39%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500®/Citigroup Value Index	32.15%	16.61%	5.83%
Morningstar Large Value Average	31.15%	16.04%	5.49%*

*February 1, 2006 used in calculation.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  M.D. Sass Investors Services, Inc. (“M.D. Sass” or the “Adviser”) has served as the Adviser to the Portfolio since August 2008.  The Portfolio is managed by a team of portfolio analysts.  The member of the team who has primary responsibility for the day-to-day management of the Portfolio is Martin D. Sass, who is

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Chairman and Chief Executive Officer of M.D. Sass.  Mr. Sass formed M.D. Sass in 1972.  Mr. Sass has served the Portfolio as Portfolio Manager since August 2008.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective:  The Large Capitalization Growth Portfolio seeks capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Large Capitalization Growth Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.54%
Total Annual Portfolio Operating Expenses	1.59%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

 Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$727	$1,048	$1,391	$2,356

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Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies across a wide range of sectors and industries. The Adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term secular and profitable growth, and management teams focused on creating long-term value for shareholders. The Adviser aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.  The Adviser will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change has occurred within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Adviser deems appropriate.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities.   Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to

21

corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk.  Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

22

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.77% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -27.01% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 5.11%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	Life of Portfolio (Since 2/14/06)
Large Capitalization Growth Portfolio:
Return Before Taxes	27.85%	21.96%	6.81%
Return After Taxes on Distributions	26.81%	21.16%	6.36%
Return After Taxes on Distributions and Sale of Portfolio Shares	16.52%	18.03%	5.43%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500®/Citigroup Growth Index	32.79%	19.24%	8.29%
Morningstar Large Growth Average	33.87%	18.59%	6.29%*

* February 1, 2006 used in calculation.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.  Stock selection for the Portfolio is made by Loomis Sayles’ Large Cap Growth team that consists of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Aziz V. Hamzaogullari, CFA.  Prior to joining Loomis Sayles in

23

2010 as a Vice President, Mr. Hamzaogullari was Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC from 2006 to 2010.  He was head of Evergreen’s Berkeley Street Growth Equity team and was the Portfolio Manager and Director of Fundamental Equity Research.  Mr. Hamzaogullari received a bachelor’s degree in management from Bilkent University in Turkey and an M.B.A. from George Washington University.  He holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Purchase and Sale of Portfolio Shares:   There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

24

PORTFOLIO SUMMARY:  MID CAPITALIZATION PORTFOLIO

Investment Objective:  The Mid Capitalization Portfolio seeks long-term capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Mid Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.72%
Acquired Fund Fees and Expenses (3)	0.16%
Total Annual Portfolio Operating Expenses	2.03%

(1)     Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information-Reduced Sales Charge” section.).

(2)    Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.  (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

(3)   Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$769	$1,175	$1,605	$2,798

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Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter (“OTC”) markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

• use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

• use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

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Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Medium and Small Capitalization Companies Risk.  The Portfolio may also invest in small capitalization companies.  Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.  Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets

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may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

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Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:    The bar chart and table below show the performance of the Class A shares of the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1,  5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.87% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -22.38% (quarter ended September 30, 2011).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 4.57%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Mid Capitalization Portfolio
Return Before Taxes	33.01%	17.93%	8.19%
Return After Taxes on Distributions	28.78%	17.17%	6.71%
Return After Taxes on Distributions and Sale of Portfolio Shares	20.29%	14.38%	6.34%
Indices: (Reflects no deduction for fees, expenses or taxes)
Russell Midcap® Index	34.76%	22.36%	10.22%
Morningstar Mid Capitalization Blend Average	34.35%	20.28%	8.61%

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The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson” or the “Adviser”) has served as the Adviser to the Portfolio since April 2006.  The Portfolio is advised by Vaughan Nelson’s Mid Cap Value team which consists of portfolio managers and analysts.  The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chad D. Fargason, PhD, Chris D. Wallis, CFA and Scott J. Weber, CFA.    Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006.  Dr. Fargason, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2013 and has served the Portfolio as a Senior Portfolio Manager since November 2013; prior to joining Vaughan Nelson, Dr. Fargason was a Director at KKR & Co. from 2003 to 2013.  Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999.  Scott J. Weber, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2003.  Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006.  Mr. Weber has served the Portfolio as Senior Portfolio Manager since November 2006.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO

Investment Objective: The Small Capitalization Portfolio seeks maximum capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Small Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.71%
Total Annual Portfolio Operating Expenses	1.76%

(1)     Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information -Reduced Sales Charge” section.)

(2)     Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$744	$1,097	$1,474	$2,529

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Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2014 was $38 million to $7.2 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year.  The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.  Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk.  The Portfolio's investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general.  In addition, small capitalization companies may not pay a dividend.

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Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

 During the periods shown in the bar chart, the highest return for a calendar quarter was 18.53% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.56% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was -1.69%.

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AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	Life of Portfolio (Since 2/14/06)
Small Capitalization Portfolio:
Return Before Taxes	24.07%	13.93%	5.91%
Return After Taxes on Distributions	19.90%	13.00%	4.18%
Return After Taxes on Distributions and Sale of Portfolio Shares	16.82%	11.19%	4.72%
Indices: (Reflects no deduction for fees, expenses or taxes)
Russell 2000® Index	38.82%	20.08%	7.75%
Morningstar Small Blend Average	37.55%	20.30%	6.72%*

* February 1, 2006 used in calculation.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser: Fox Asset Management, LLC (“Fox” or the “Adviser”) has served as Adviser to the Portfolio since January 2001. The Portfolio is managed by a management team that consists of portfolio managers as well as analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, CFA, Co-Director of the firm and a member of the firm's Investment Committee.  Mr. Greene joined Fox in 1998and has served the Portfolio as Portfolio Manager since September 2006.  Other members of the Small Cap Team include J. Bradley Ohlmuller, CFA and Patrick J. O’Brien.  Mr. Ohlmuller, a Vice President and Equity Portfolio Manager, joined Fox in 2004 and is a member of the firm’s Investment Committee.  Mr. O’Brien, a Vice President and Equity Portfolio Manager, joined Fox in 2012; he is a member of the firm’s Investment Committee.  He was previously a portfolio manager and analyst at Brown/Advisory/ABIM since 2001.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks long-term capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

International Equity Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.63%
Total Annual Portfolio Operating Expenses	2.78%

(1)     Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced Sales Charge” section.)

(2)     Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

 Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$840	$1,388	$1,960	$3,505

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.

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Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage.  Emphasis is placed on bottom-up stock selection.  In addition, the Adviser considers four global opportunity fundamentals- Macro, Political, Business and Portfolio diversification - to assist in the basis of portfolio construction.  A stock is sold when it no longer meets the Adviser’s criteria.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk.  While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or

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in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled “Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by

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showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with  indexes of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.56% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.98% (quarter ended September 30, 2011).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was -4.82%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	Life of the Portfolio (Since 2/14/06)
International Equity Portfolio:
Return Before Taxes	5.53%	7.07%	-0.38%
Return After Taxes on Distributions	4.71%	6.64%	-0.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.12%	5.38%	-0.36%
Index: (Reflects no deduction for fees, expenses or taxes)
MSCI ACWI EX-USA*	15.29%	12.81%	4.11%
MSCI EAFE® Index (U.S. dollars)	22.78%	12.44%	4.15%
Morningstar Foreign Large Blend Average	19.29%	11.89%	3.32%**

*Effective as of August 28, 2014 the Portfolio’s benchmark was changed to the MSCI ACWI EX-USA, which more closely aligns with the Portfolio’s investment strategies.

** February 1, 2006 used in calculation.

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The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo” or the “Adviser”) has served as Adviser to the Portfolio since November 2009.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Regina Chi.  Ms. Chi is the portfolio manager for DePrince, Race & Zollo’s International Equity team, having previously served as the Director of Research for DePrince, Race & Zollo's International Equity team since February 2010.  Prior to joining DePrince, Race & Zollo, Inc., Ms. Chi was employed at Oppenheimer Capital as Senior Vice President in the International Equities Group.  Prior to that, Ms. Chi was Senior Portfolio Manager and Vice President at Federated Investors and Vice President/Senior Research Analyst at Clay Finlay, Inc.  Ms. Chi has served the Portfolio as Portfolio Manager since December 2012.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  HEALTH & BIOTECHNOLOGY PORTFOLIO

Investment Objective:  The Health & Biotechnology Portfolio seeks long-term capital growth.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Health & Biotechnology Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.73%
Total Annual Portfolio Operating Expenses	2.38%

 (1)   Reduced for purchases of $50,000 or more by certain investors.  (See “Shareholder Information - Reduced Sales Charge” section.)

(2)     Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge”  section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$802	$1,275	$1,772	$3,135

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

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Principal Investment Strategies: The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.   The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks: There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds

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the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s

42

ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets.  Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

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Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:  The bar chart and table below show the performance of the Class A shares of the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare  index.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS – CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.59% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -15.47% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 10.85%.

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AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 years
Health & Biotechnology Portfolio
Return Before Taxes	28.34%	18.75%	7.96%
Return After Taxes on Distributions	26.62%	18.43%	7.81%
Return After Taxes on Distributions and Sale of Portfolio Shares	17.41%	15.29%	6.49%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
S&P 500® Healthcare Index	38.74%	15.73%	6.27%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as the Adviser to the Portfolio since July 2005.  Mark W. Oelschlager, Portfolio Manager, is responsible for stock selection for the Portfolio and the day-to-day management of the Portfolio.  Mr. Oelschlager, CFA, is a Research Analyst and Portfolio Manager at Oak Associates, which he joined in 2000. Mr. Oelschlager has served the Portfolio as Portfolio Manager since July 2005.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Investment Objective: The Technology & Communications Portfolio seeks long-term growth of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Technology & Communications Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.62%
Total Annual Portfolio Operating Expenses	2.27%

(1)     Reduced for purchases of $50,000 or more by certain investors. (See  “Shareholder Information - Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

 Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$792	$1,244	$1,720	$3,030

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not

46

reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with:  (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to:  (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of exchange-traded funds (“ETFs”), options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions.  Factors considered include growth potential, earnings, valuation, competitive advantages and management.

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When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities.  Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks: There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

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Emerging Technology Sector Risk.  Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies, which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.  Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation

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than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled “Additional Information About Investment Strategies and Related Risks.”

Performance.  The bar chart and table below show the performance of the Class A shares of the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The

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returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.14% (quarter ended September 30, 2010) and the lowest return for a calendar quarter -23.43% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 4.38%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Technology & Communications Portfolio
Return Before Taxes	26.07%	25.76%	9.85%
Return After Taxes on Distributions	24.56%	25.21%	9.61%
Return After Taxes on Distributions and Sale of Portfolio Shares	15.93%	21.36%	8.14%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Science & Technology Funds Index	36.79%	22.39%	7.69%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before- tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

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Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Advisers:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Stock selection for Loomis Sayles’ portion of the Portfolio is made by a Loomis Sayles team led by Anthony R. Ursillo, CFA and Richard C. Crable, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of Loomis Sayles’ portion of the Portfolio.  Mr. Ursillo, Vice President, joined Loomis Sayles in 1999.  Mr. Crable, Vice President, joined Loomis Sayles in 1998. They have served as portfolio managers to the Portfolio since August 2011.

Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Mark W. Oelschlager, CFA and Robert D. Stimpson, CFA are responsible for stock selection for Oak Associates’ portion of the Portfolio and the day-to-day management of Oak Associates’ portion of the Portfolio.  They have served as portfolio managers to the Portfolio since August 2011.  Mr. Oelschlager joined Oak Associates in 2000 and serves as a Research Analyst and Portfolio Manager.  Mr. Stimpson joined Oak Associates in 2001 and also serves as a Research Analyst and Portfolio Manager.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  FINANCIAL SERVICES PORTFOLIO

Investment Objective:  The Financial Services Portfolio seeks long-term growth of capital.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Financial Services Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	2.65%
Total Annual Portfolio Operating Expenses	4.30%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$982	$1,804	$2,637	$4,772

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

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Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies.  The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) competitive position; (ii) profitability; (iii) financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) business strategy; (v) earnings trends/earnings per share growth revisions; and (vi) valuation using discounted cash flow analysis.

"Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year or any company which is included in the S&P Financial Sector Index.  Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible

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security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.  The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.  Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls,

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nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risks.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

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Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table below show the performance of the  Class A shares the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.36% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -31.75% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was 2.19%.

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AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Financial Services Portfolio
Return Before Taxes	23.46%	7.23%	-0.43%
Return After Taxes on Distributions	23.46%	7.23%	-1.21%
Return After Taxes on Distributions and Sale of Portfolio Shares	13.28%	5.69%	-0.07%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Financial Services Funds Index	38.14%	14.63%	2.23%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.   Stock selection for the Portfolio is made by Thomas M. Finucane, who is primarily responsible for the day-to-day management of the Portfolio. Mr. Finucane joined Loomis Sayles in 2006 and is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.      Mr. Finucane has served the Portfolio as portfolio manager since October 2006.

Purchase and Sale of Portfolio Shares: There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  ENERGY & BASIC MATERIALS PORTFOLIO

Investment Objective:  The Energy & Basic Materials Portfolio seeks long-term growth of capital.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Energy & Basic Materials Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.39%
Total Annual Portfolio Operating Expenses	3.04%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$864	$1,460	$2,079	$3,737

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 114% of the average value of its portfolio.

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Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis Sayles establishes company-specific price targets and position weights.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

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Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to

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market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.  Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

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Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled “Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table below show the performance  of the  Class A shares of the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.93% (quarter ended September 30, 2005) and the lowest return for a calendar quarter was -32.69% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class A shares was -2.77%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Energy & Basic Materials Portfolio
Return Before Taxes	17.52%	12.52%	9.00%
Return After Taxes on Distributions	17.52%	12.52%	7.51%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.92%	10.02%	7.41%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Natural Resources Funds Index	26.55%	14.74%	12.43%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

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Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as Adviser to the Portfolio since April 2007.  Stock selection for the Portfolio is made by a team led by David Cohen, CFA, and Salil Sharma, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Portfolio.  Mr. Cohen, a vice president and portfolio manager of Loomis Sayles and Mr. Sharma, a vice president and portfolio manager of Loomis Sayles, joined Loomis Sayles in 2005 and 2013, respectively, and have served the Portfolio as co-portfolio managers since April 1, 2014. Before joining Loomis Sayles, Mr. Sharma was a senior analyst at Jasinkiewicz Capital Management which he joined in August, 2009.  Prior to that, Mr. Sharma worked at Highbridge Capital Management.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $2,500 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

This section provides additional information relating to each Portfolio's investment strategies.

INVESTMENT POLICIES.  The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

DEFENSIVE INVESTING.  The Portfolios are intended primarily as vehicles for the implementation of a long-term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

FORWARD CURRENCY CONTRACTS.  Certain Portfolios’ investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

DERIVATIVES AND OTHER STRATEGIES.  Each of the Portfolios may invest in options, futures, foreign securities, foreign currencies and other derivatives (collectively, "Derivative Transactions"), and may enter into certain types of short sales. If these practices are used by a Portfolio, the intent would be primarily to hedge the Portfolio's holdings. For example, a Portfolio may purchase or sell options contracts on equity securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio. Or, a Portfolio may purchase or sell stock index futures contracts and might purchase put options or write call options on such futures contracts to protect against a general stock market decline or decline in a specific market sector that could adversely affect the Portfolio's holdings.

Investing for hedging purposes may result in certain transaction costs, which may reduce a Portfolio's performance. In addition, no assurances can be given that hedging will be implemented or that each derivative position will achieve a perfect correlation with the security or currency being hedged against.

PARTICIPATION NOTES.  The International Equity Portfolio may invest in participation notes (“P-Notes”).

EXCHANGE-TRADED FUNDS. The Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of their net assets in shares of various ETFs. No more than 5% of a Portfolio’s net assets will be invested in any one ETF. Each of these Portfolios may count investments in ETFs towards their 80% investment policy.

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REAL ESTATE INVESTMENT TRUSTS AND FOREIGN REAL ESTATE COMPANIES. Real estate investment trusts (“REITs”) and foreign real estate companies pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A shareholder, by investing in REITs and foreign real estate companies indirectly through a Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

MONEY MARKET FUNDS. Each Portfolio’s cash balances may be invested in money market funds.

ADDITIONAL RISK INFORMATION

This section provides information relating to risks of investing in the Portfolios in addition to the principal risks described previously.

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

FOREIGN SECURITIES. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk.   While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets) and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to

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U.S. companies.  Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

EMERGING MARKETS RISK. Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging market economies is generally less than in more developed markets.

JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock Index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be OTC options, which are options negotiated with dealers; there is no secondary market for these investments.

FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or

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the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

DERIVATIVES.   A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index.  The derivatives primarily used by the Portfolio include options, futures and swaps.  Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment.  Many derivatives are entered into over-the-counter (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery.  The Portfolio may also lose money on a derivative if the issuer fails to pay the amount due.  If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive).

The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser anticipated.  The Portfolio may incur higher taxes as a result of its investing in derivatives.

PARTICIPATION NOTES. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security. However, the holder of a P-Note generally does not receive voting rights as it would if it directly owned the underlying security.

P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, subjecting a Portfolio to counterparty risk. Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a P-Note, a Portfolio is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Portfolio would lose its investment. The risk that a Portfolio may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Portfolio purchases P-Notes issued by one issuer or a small number of issuers. P-Notes also include transaction costs in addition to those applicable to a direct investment in securities.

Due to liquidity and transfer restrictions, the secondary markets on which P-Notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in a Portfolio. The ability of a Portfolio to value its securities becomes more difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Portfolio’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for a Portfolio to accurately assign a daily value to such securities.

SMALL AND MEDIUM CAPITALIZATION COMPANIES.  Certain Portfolios may invest in companies with small and/or medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Investing in such companies may involve more risk than is usually associated

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with investing in larger, more established companies. Small and medium capitalization companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries.  Small companies often have limited product lines, markets, financial resources and less experienced management. Small and medium capitalization companies are often traded in the OTC market, and the low market liquidity of these securities may have an adverse effect on the ability of a Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger capitalization securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Small and medium capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, small and medium capitalization companies may not pay a dividend. Although income may not be a primary goal of a Portfolio, dividends can cushion returns in a falling market.

MICRO CAP COMPANIES.  Certain Portfolios may invest in companies with micro capitalizations. Micro capitalization stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Portfolio realizes a gain, if any, on an investment in a micro capitalization company.

CONVERTIBLE SECURITIES.  Certain Portfolios may invest a portion of their assets in convertible securities, which are securities that generally pay interest and may be converted into common stock.  These securities may carry risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

PORTFOLIO TURNOVER.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

INTEREST RATE CHANGES.  Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

EXCHANGE-TRADED FUNDS.  Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or portfolio securities rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), if the Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio or Energy & Basic Materials Portfolio invest in shares of ETFs, they would, bear their ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own

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investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which a Portfolio may invest may be leveraged.  As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

REAL ESTATE INVESTMENT TRUSTS AND FOREIGN REAL ESTATE COMPANIES.  REITs and foreign real estate companies expose a Portfolio to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies, competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REITs and foreign real estate companies may also be affected by risks similar to those associated with investment in debt securities, including changes in interest rates and the quality of credit extended. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments the REIT holds could reduce the cash flow needed to make distributions to investors. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

PORTFOLIO HOLDINGS

A description of the Portfolios’ policies and procedures with respect to the disclosure of each of the Portfolios’ securities is available in the Trust’s Statement of Additional Information.

The Trust discloses each Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. Each Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT

INVESTMENT MANAGER

Saratoga Capital Management, LLC serves as the Trust's Manager and is located at 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395. Saratoga Capital Management, LLC is a Delaware limited liability company. The Manager and the Trust have obtained an exemptive order (the "Order") from the SEC that permits the Manager to enter into investment advisory agreements with advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

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The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements, including fees, without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. This means that the Manager can reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee.  The Manager compensates each Adviser out of its management fee.

The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

The management fee for each Portfolio is computed daily and paid monthly at the following annual percentage rates of the average daily net assets of the Portfolios:

Portfolio	Management Fee
U.S. Government Money Market Portfolio	0.475%
Investment Quality Bond Portfolio	0.55%
Municipal Bond Portfolio	0.55%
Large Capitalization Value Portfolio	0.65%
Large Capitalization Growth Portfolio	0.65%
Mid Capitalization Portfolio	0.75%
Small Capitalization Portfolio	0.65%
International Equity Portfolio	0.75%
Health & Biotechnology Portfolio	1.25%
Technology & Communications Portfolio	1.25%
Financial Services Portfolio	1.25%
Energy & Basic Materials Portfolio	1.25%

Expense Reductions and Reimbursements and Net Expenses.  The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, fees waived and expenses paid by the Manager are subject to reimbursement by the relevant class of the Portfolio within three (3) years of the end of the fiscal year in which such fees were waived or expenses were paid.  Prior Board approval is required with respect to any such expense reimbursements.  No reimbursement payment will be made by a Portfolio if it would result in that Portfolio exceeding its current Expense Cap.  Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.   Currently, the Manager is voluntarily limiting total annual operating expenses of the Portfolios as follows:

Portfolio	Expense Cap
Large Capitalization Growth Portfolio	3.00%
Large Capitalization Value Portfolio	3.00%
Mid Capitalization Portfolio	3.00%
Small Capitalization Portfolio	3.00%
International Equity Portfolio	3.30%
Investment Quality Bond Portfolio	2.30%
Municipal Bond Portfolio	2.30%
U.S. Government Money Market Portfolio	2.15%
Health & Biotechnology Portfolio	3.40%
Technology & Communications Portfolio	3.40%
Financial Services Portfolio	3.40%
Energy & Basic Materials Portfolio	3.40%

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ADVISERS

The following sets forth certain information about each of the Advisers:

CLS Investments, LLC (“CLS”), a registered investment adviser, serves as Adviser to the U.S. Government Money Market Portfolio.  CLS (including its predecessor corporation) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989.  CLS is located at 17605 Wright Street, Omaha, NE 68130. As of September 30, 2014, CLS had approximately $6.5 billion in assets under management.  CLS is an affiliate of Gemini Fund Services, LLC, the Trust’s Administrator/Transfer Agent, and Northern Lights Distributors, LLC, the Trust’s Distributor.

DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo”), a registered investment adviser, serves as the Adviser to the International Equity Portfolio.  DePrince, Race & Zollo, an independent investment management firm founded in 1995, is located at 250 Park Avenue South, Suite #250, Winter Park, Florida 32789.  As of September 30, 2014, DePrince, Race & Zollo had approximately $7.86 billion in assets under management.

Fox Asset Management LLC ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond, Municipal Bond and Small Capitalization Portfolios. Fox was formed in 1985. In 2011, Fox’s parent company, Eaton Vance Corp., acquired the remaining portion of Fox that it did not already own, resulting in Fox becoming a wholly owned subsidiary.  Fox is located at 1040 Broad Street, Suite 203, Shrewsbury, New Jersey 07702. As of September 30, 2014, assets under management by Fox were approximately $1.22 billion.

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as the Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio, Large Capitalization Growth Portfolio and a portion of the Technology & Communications Portfolio.  Loomis Sayles advises institutional, high net worth and mutual fund clients. Loomis Sayles managed assets of approximately $223.2 billion as of September 30, 2014.

M.D. Sass Investors Services, Inc. (“M.D. Sass”), a registered investment adviser founded in 1972, serves as the Adviser to the Large Capitalization Value Portfolio.  M.D. Sass is a privately-owned investment manager for family offices, high net worth individuals, and institutional investors such as corporations, endowments and foundations.  As of September 30, 2014, M.D. Sass advised accounts having assets of approximately $7 billion.  M.D. Sass is located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036-2699.

Oak Associates ltd. (“Oak Associates”), a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355, serves as the Adviser to the Health & Biotechnology Portfolio and a portion of the Technology & Communications Portfolio.  Oak Associates advises mutual funds and other investors. As of September 30, 2014, Oak Associates had approximately $827.6 million in assets under management.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), a registered investment adviser located at 600 Travis, Suite 6300, Houston, Texas 77002-3071, serves as the Adviser to the Mid Capitalization Portfolio. With $10.8 billion of assets under management as of September 30, 2014, Vaughan Nelson provides investment services to foundations, endowments, institutions, corporate pension funds, mutual funds and families/individuals.

A discussion regarding the basis for the Board of Trustee’s approval of the Investment Management Agreement and the Advisory Agreements of the Portfolios is available in the Portfolios’ Annual Report to Shareholders for the fiscal year ended August 31, 2014.

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ADMINISTRATION

The Bank of New York Mellon, located at One Wall Street, 25th Floor, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust's transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust.  As such, they manage the administrative affairs of the Trust, calculate the net asset value of the shares of each Portfolio, and create and maintain the Trust's required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments. The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, a Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Adviser determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees.   Securities also may be fair valued in the event of a development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent a Portfolio invests in ETFs, such Portfolio’s net asset value is calculated, in relevant part, based upon the net asset values of such ETFs (which are registered open-end management investment companies). The Prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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PURCHASE OF SHARES

Purchase of shares of a Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Trust's distributor (the "Distributor"), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. Purchase requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Requests received after the close of regular trading will receive the net asset value per share determined on the following business day. A purchase order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolios, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Make all checks payable to a Portfolio.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Reduced Sales Charge."

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available.  The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.  Not all share classes may be available for purchase in all states.  For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Note:  Gemini Fund Services, LLC, the Portfolio’s Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in a Portfolio, contact the Trust at 1-800-807-FUND to receive wiring instructions and to notify the Trust that a wire transfer is coming.  Any commercial bank can transfer same-day funds by wire.  The Trust will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Trust’s designated bank before the close of regular trading on the NYSE.  Your bank may charge you a fee for wiring same-day funds.

PURCHASE OF SHARES IN GOOD ORDER.  All purchase requests directly through the Transfer Agent must be received by the Transfer Agent in “good order.”   This means that your request must include:

•

The Portfolio and account number.

•

The amount of the transaction (in dollars or shares).

•

Accurately completed orders.

•

Any supporting legal documentation that may be required.

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If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Trust shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus.  Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  What this means to you:  when you open an account we will ask your name, address, date of birth and other information that will allow us to identify you.  If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

CONTINUOUS OFFERING.  For Class A shares of the Trust, the minimum initial investment in the Trust is $2,500 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio.  For employees and relatives of the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum.  There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts.  The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio.  The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

Generally, each Saratoga Portfolio reserves the right to reject any purchase requests, including exchanges from other Saratoga Portfolios, which it regards as disruptive to efficient Portfolio management.  A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

REDUCED SALES CHARGE

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums.  Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or

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eligibility minimum. Similar notification must be made in writing when an order is placed by mail.  The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolios’ shares or the Trust’s transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums.  In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of a Portfolio or other Trust Portfolios held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolios.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident.  See the discussions of "Right of Accumulation" and "Letter of Intent" below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge.  The following chart shows the sales charge you will pay based on the amount of your purchase.  You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price [1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	None (See below) [3]	None (See below) [3]	(See below) [3]

1Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

2 At the discretion of The Saratoga Advantage Trust, however, the entire sales charge may at times be reallowed to dealers.  The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

3 The Manager may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows:

Health & Biotechnology Portfolio; Technology & Communications Portfolio; Financial Services Portfolio; and Energy & Basic Materials Portfolio - for purchases of $1 million to $3 million, the Manager will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

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U.S. Government Money Market Portfolio; Investment Quality Bond Portfolio; Municipal Bond Portfolio; Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio; Mid Capitalization Portfolio; Small Capitalization Portfolio; and International Equity Portfolio - for purchases of $1 million to $3 million, the Manager will pay 0.25%, plus 0.20% on any amounts over $3 million up to $50 million, and 0.10% on any amounts over $50 million.

RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any Saratoga Portfolio as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•

an individual;

•

an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

•

a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code (the “Code”), including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any Saratoga Portfolio as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase.  To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Saratoga Portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Portfolios you currently own acquired in exchange for shares of Portfolios purchased during that period at a price including a front-end sales charge.  You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its Transfer Agent and any financial intermediaries may not maintain this information.  Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

CLASS A SHARES SALES CHARGE WAIVERS

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•

Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or the Manager (a “Selling Representative”)

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and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families.

•

Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or the Manager.

•

Clients of financial intermediaries that have entered into arrangements with the Distributor or the Manager (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or the Manager.

•

Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Internal Revenue Code (the “IRC”).

•

Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. The Manager in its sole discretion may waive these minimum dollar requirements.

•

Reinvestment of capital gains distributions and dividends.

CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at net asset value per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge ("CDSC") on shares redeemed within one year after purchase.  For investments made prior to January 1, 2003, the CDSC is based upon the investor’s original purchase price, or the current net asset value of the shares that they redeem, whichever is lower.  For investments that are made on or after January 1, 2003, the CDSC is based upon the investor’s original purchase price.

PLAN OF DISTRIBUTION

The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average net assets. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by each Portfolio as an expense in the year it is accrued. Because the fee is paid out of each Portfolio's assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

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Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolios by shareholders, and “market-timing” may present risks for other shareholders of the Portfolios, which may include, among other things, dilution in the value of  Portfolio shares held by long-term shareholders, interference with the efficient management of the Trust’s Portfolios, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolios to hold excess levels of cash.

Short term trading strategies also present certain risks based on a Portfolio’s investment objective, strategies and policies.  To the extent that a Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences.  The foreign securities in which a Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its net asset value.  This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities.  A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s net asset value calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”).  The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that a Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds or municipal bonds, a Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions.  The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. With the exception of the U.S. Government Money Market Portfolio, shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase.  The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus.  Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders.  The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information.  Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis.  The

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ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited.  Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolios by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving a Portfolio may result in a Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges.  Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of a Portfolio may be redeemed on any day that the Portfolio calculates its net asset value. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account within seven days after receipt of a redemption request. However, payments for redemptions of shares purchased by check will not be transmitted until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust's Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests.  To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Redeeming by Telephone.  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account.   The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-800-807-FUND (1-800-807-3863).  The

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redemption proceeds normally will be set by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the names(s) or the address on the account has been changed within the previous 30 days.  Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions.  If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent.  Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined net asset value following your redemption request.  If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

Good Order.  Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

The request should be in writing indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee.  Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1.	Re-registration of the account.
2.	Changing bank wiring instructions on the account.
3.	Name change on the account.
4.	Setting up/changing systematic withdrawal plan to a secondary address.
5.	Redemptions greater than $100,000.
6.	Any redemption check that is being mailed to a different address than the address of record.
7.	Your account registration has changed within the last 30 days.

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You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE.  You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of a Portfolio (except for the U.S. Government Money Market Portfolio) within 30 days of purchase.  The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s Transfer Agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); and (iv) redemptions pursuant to systematic withdrawal plans.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis.  Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Trust’s Portfolios by the Financial Intermediary’s customers and to collect the Portfolios’ redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN.  A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio's shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Manager for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE.  A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS.  Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of

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a fluctuation in a Portfolio's net asset value, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION-IN-KIND.  If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE.  Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a Portfolio that does not charge a CDSC will not be counted.  Thus, in effect the ‘‘holding period’’ for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.  In addition, shares that are exchanged into or from a Saratoga Portfolio subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Portfolio with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS. Net investment income (i.e., income other than long and short-term capital gains) and net realized long and short-term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder

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instructs the Trust, in writing, to pay all dividends and distributions in cash.  Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly.  Shareholders of those Portfolios receive dividends from the day following the purchase settlement up to and including the date of redemption settlement.  Dividends attributable to the net investment income settlement of the remaining Portfolios are declared and paid at least annually. Distributions of any net realized long-term and short-term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS.  You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any.  The statement provides information on your dividends and capital gains for tax purposes.  If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolios may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolios make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolios will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.”  At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.  Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another Portfolio.

TAXES ON DISTRIBUTIONS.  Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Depending on your state’s rules, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from state and local taxes. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.  Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied.  However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes.  For example, you generally will not be permitted to offset ordinary income dividends with capital losses when calculating your net capital gains or losses.  Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

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With respect to the Municipal Bond Portfolio, distributions designated as "exempt–interest dividends" generally will be exempt from federal income tax. However, income exempt from federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities generally is exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.  If you borrow money to purchase shares of the Portfolio, the interest on the borrowed money generally is not deductible for personal income tax purposes.

If more than 50% of a Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations). In such a case shareholders would also need to include such foreign taxes in income.

TAXES ON SALES.  Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

COST BASIS. A Portfolio (or its administrative agents) is required to report to the Internal Revenue Service and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolios will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

MEDICARE TAX.  An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FOREIGN SHAREHOLDERS.  Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Portfolio, as discussed in more detail in the Statement of Additional Information.

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This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

ADDITIONAL INFORMATION

The Manager and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolios) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolios’ shares.  Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of shares of the Portfolios over other investment options.  Any such payments will not change the net asset value of the price of the Portfolios’ shares.

In addition, the Portfolios or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolios and/or their agents.  The fees payable by the Portfolios under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolios.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee tables.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the periods shown. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

The information for the U.S. Government Money Market Portfolio, Investment Quality Bond Portfolio, Municipal Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, International Equity Portfolio, Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, and the Mid Capitalization Portfolio for the fiscal years ended August 31, 2014, August 31, 2013, August 31, 2012 August 31, 2011, and August 31, 2010, has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolios’ financial statements are included in the Portfolios’ August 31, 2014 Annual Report, which is available upon request.

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FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class A Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 16.38		$ 13.23		$ 11.83		$ 10.17		$ 10.28
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)		0.02		(0.02)		(0.10)		(0.05)
Net realized and unrealized gain (loss)	5.87		3.13		1.42		1.76		(0.06)
Total from investment operations	5.81		3.15		1.40		1.66		(0.11)
Dividends and Distributions:
Dividends from net investment income	(0.02)		-		-		-		-
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.02)		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 22.17		$ 16.38		$ 13.23		$ 11.83		$ 10.17
Total Return*	35.46%		23.81%		11.83%		16.32%		(1.07)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 212		$ 101		$ 38		$ 88		$ 57
Ratio of net operating expenses to
average net assets (2)	1.52%		1.62%		1.85%		1.85%		1.83%
Ratio of net investment income (loss) to
average net assets	(0.31)%		0.10%		(0.13)%		(0.81)%		(0.45)%
Portfolio Turnover Rate	104%		73%		66%		109%		101%

	Large Cap Growth Portfolio - Class A Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 21.40		$ 17.84		$ 17.90		$ 14.04		$ 12.14
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)		-	**	(0.03)		(0.24)		(0.22)
Net realized and unrealized gain (loss)	5.06		3.83		2.32		4.10		2.12
Total from investment operations	5.04		3.83		2.29		3.86		1.90
Dividends and Distributions:
Dividends from net investment income	(0.03)		-		-		-		-
Distributions from realized gains	(0.78)		(0.27)		(2.35)		-		-
Total dividends and distributions	(0.81)		(0.27)		(2.35)		-		-

Redemption Fees	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 25.63		$ 21.40		$ 17.84		$ 17.90		$ 14.04
Total Return*	23.86%		21.71%		14.50%		27.49%		15.65%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 2,840		$ 1,170		$ 186		$ 173		$ 1,085
Ratio of net operating expenses to
average net assets (3)	1.59%		1.66%		1.98%		1.88%		2.04%
Ratio of net investment income (loss) to
average net assets	(0.09)%		(0.02)%		(0.19)%		(1.37)%		(1.56)%
Portfolio Turnover Rate	14%		21%		16%		163%		151%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Value Portfolio: 1.61% for the year ended August 31, 2014; 1.71% for the year ended August 31, 2013; 1.98% for the year ended August 31, 2012; 2.02% for the year ended August 31, 2011; 1.96% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 1.59% for the year ended August 31, 2014; 1.66% for the year ended August 31, 2013; 1.98% for the year ended August 31, 2012; 1.89% for the year ended August 31, 2011; 2.07% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

87

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class A Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 12.91	$ 9.94	$ 9.10		$ 7.56		$ 7.44
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.13)	(0.05)	(0.04)		(0.10)		(0.08)
Net realized and unrealized gain (loss)	3.22	3.02	0.88		1.64		0.20
Total from investment operations	3.09	2.97	0.84		1.54		0.12
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-
Distributions from realized gains	(1.49)	-	-		-		-
Total dividends and distributions	(1.49)	-	-		-		-

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 14.51	$ 12.91	$ 9.94		$ 9.10		$ 7.56
Total Return*	25.32%	29.88%	9.23%		20.37%		1.61%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 3,448	$ 3,106	$ 2,664		$ 2,670		$ 2,173
Ratio of net operating expenses to
average net assets (2)	1.87%	2.04%	2.34%		2.24%		2.57%
Ratio of net investment income (loss) to
average net assets	(0.93)%	(0.45)%	(0.42)%		(0.99)%		(1.03)%
Portfolio Turnover Rate	57%	57%	60%		93%		124%

	Small Cap Portfolio - Class A Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.70	$ 8.07	$ 7.66		$ 6.72		$ 6.21
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)	(0.05)	(0.05)		(0.04)		(0.04)
Net realized and unrealized gain (loss)	1.59	1.68	0.82		0.98		0.55
Total from investment operations	1.53	1.63	0.77		0.94		0.51
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-
Distributions from realized gains	(1.50)	-	(0.36)		-		-
Total dividends and distributions	(1.50)	-	(0.36)		-		-

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.73	$ 9.70	$ 8.07		$ 7.66		$ 6.72
Total Return*	16.59%	20.20%	10.36%		13.99%		8.21%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 21	$ 36	$ 9		$ 29		$ 15
Ratio of net operating expenses to
average net assets (3)	1.76%	1.97%	2.11%		2.13%		2.12%
Ratio of net investment income (loss) to
average net assets	(0.66)%	(0.52)%	(0.69)		(0.50)%		(0.58)%
Portfolio Turnover Rate	32%	50%	39%		31%		64%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Capitalization Portfolio: 1.87% for the year ended August 31, 2014; 2.04% for the year ended August 31, 2013; 2.35% for the year ended August 31, 2012; 2.24% for the year ended August 31, 2011; 2.58% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Small Cap Portfolio: 1.76% for the year ended August 31, 2014; 1.97% for the year ended August 31, 2013; 2.11% for the year ended August 31, 2012; 2.14% for the year ended August 31, 2011; 2.12% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

88

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class A Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 10.45		$ 9.13		$ 10.04		$ 9.64		$ 9.60
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)		-	**	0.05		0.05		0.08
Net realized and unrealized gain (loss)	1.19		1.42		(0.85)		0.41		0.07
Total from investment operations	1.16		1.42		(0.80)		0.46		0.15
Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.10)		(0.11)		(0.06)		(0.11)
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.20)		(0.10)		(0.11)		(0.06)		(0.11)

Redemption Fees	-		-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 11.41		$ 10.45		$ 9.13		$ 10.04		$ 9.64
Total Return*	11.18%		15.63%		(7.98)%		4.75%		1.49%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 17		$ 28		$ 8		$ 27		$ 22
Ratio of net operating expenses to
average net assets (2)	2.78%		3.30%		2.95%		3.11%		2.65%
Ratio of net investment income (loss) to
average net assets	(0.23)%		0.02%		0.53%		0.47%		0.78%
Portfolio Turnover Rate	125%		122%		50%		43%		160%

	Health & Biotechnology Portfolio - Class A Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 25.12		$ 20.12		$ 18.32		$ 14.60		$ 13.92
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.16)		(0.12)		(0.12)		(0.14)		(0.19)
Net realized and unrealized gain (loss)	6.84		5.12		1.92		3.86		0.87
Total from investment operations	6.68		5.00		1.80		3.72		0.68
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	(1.58)		-		-		-		-
Total dividends and distributions	(1.58)		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 30.22		$ 25.12		$ 20.12		$ 18.32		$ 14.60
Total Return*	27.47%		24.85%		9.83%		25.48%		4.88%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 7,936		$ 6,577		$ 5,757		$ 5,435		$ 4,833
Ratio of net operating expenses to
average net assets (3)	2.37%		2.60%		2.66%		2.73%		2.79%
Ratio of net investment income (loss) to
average net assets	(0.55)%		(0.53)%		(0.62)%		(0.82)%		(1.25)%
Portfolio Turnover Rate	14%		6%		18%		8%		14%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 2.78% for the year ended August 31, 2014; 3.49% for the year ended August 31, 2013;  2.97% for the year ended August 31, 2012; 3.14% for the year ended August 31, 2011; 2.69% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.38% for the year ended August 31, 2014; 2.60% for the year ended August 31, 2013; 2.67% for the year ended August 31, 2012; 2.74%  for the year ended August 31, 2011; 2.81% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

89

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class A Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 15.63		$ 13.88		$ 12.61		$ 10.34		$ 7.80
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.18)		(0.11)		(0.19)		(0.31)		(0.26)
Net realized and unrealized gain (loss)	3.62		1.96		2.06		2.58		2.80
Total from investment operations	3.44		1.85		1.87		2.27		2.54
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	(0.88)		(0.10)		(0.60)		-		-
Total dividends and distributions	(0.88)		(0.10)		(0.60)		-		-

Redemption Fees	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 18.19		$ 15.63		$ 13.88		$ 12.61		$ 10.34
Total Return*	22.55%		13.40%		15.77%		21.95%		32.56%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 19,787		$ 22,680		$ 24,173		$ 30,920		$ 12,405
Ratio of net operating expenses to
average net assets (2)	2.25%		2.28%		2.58%		2.66%	(3)	3.10%
Ratio of net investment income (loss) to
average net assets	(1.03)%		(0.75)%		(1.48)%		(2.20)%		(2.77)%
Portfolio Turnover Rate	25%		33%		25%		603%		334%

	Energy & Basic Materials Portfolio - Class A Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 14.78		$ 12.84		$ 13.75		$ 10.68		$ 10.17
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.25)		(0.18)		(0.13)		(0.31)		(0.26)
Net realized and unrealized gain (loss)	2.65		2.12		(0.78)		3.38		0.77
Total from investment operations	2.40		1.94		(0.91)		3.07		0.51
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	-		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 17.18		$ 14.78		$ 12.84		$ 13.75		$ 10.68
Total Return*	16.24%		15.11%		(6.62)%		28.75%		5.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 1,115		$ 1,179		$ 1,141		$ 1,802		$ 1,840
Ratio of net operating expenses to
average net assets (4)	3.03%		3.40%		3.21%		3.06%	(5)	3.04%
Ratio of net investment income (loss) to
average net assets	(1.55)%		(1.33)%		(0.91)%		(2.12)%		(2.16)%
Portfolio Turnover Rate	114%		30%		46%		56%		65%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 2.27% for the year ended August 31, 2014; 2.30% for the year ended August 31, 2013; 2.60% for the year ended August 31, 2012; 2.67% for the year ended August 31, 2011; 3.13% for the year ended August 31, 2010.

(3) During the year ended August 31, 2011, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.59% for the year ending August 31, 2011.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.04% for the year ended August 31, 2014; 3.43% for the year ended August 31, 2013; 3.23% for the year ended August 31, 2012; 3.08% for the year ended August 31, 2011; 3.04% for the year ended August 31, 2010.

(5) During the years ended August 31, 2011, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.93% for the year ending August 31, 2011.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

90

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class A Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 7.29	$ 5.90	$ 5.41		$ 5.41		$ 6.16
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.13)	(0.09)	(0.06)		(0.11)		(0.14)
Net realized and unrealized gain (loss)	1.30	1.48	0.55		0.11		(0.61)
Total from investment operations	1.17	1.39	0.49		-		(0.75)
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-
Distributions from realized gains	-	-	-		-		-
Total dividends and distributions	-	-	-		-		-

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 8.46	$ 7.29	$ 5.90		$ 5.41		$ 5.41
Total Return*	16.05%	23.56%	9.06%		0.00%		(12.18)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 133	$ 162	$ 161		$ 219		$ 214
Ratio of net operating expenses to
average net assets (2)	3.40%	3.40%	3.39%		3.39%		3.39%
Ratio of net investment income (loss) to
average net assets	(1.57)%	(1.28)%	(1.05)%		(1.84)%		(2.27)%
Portfolio Turnover Rate	18%	19%	33%		56%		104%

	Investment Quality Bond Portfolio - Class A Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.80	$ 10.23	$ 10.25		$ 10.54		$ 10.16
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.07	0.09	0.14		0.22		0.27
Net realized and unrealized gain (loss)	0.10	(0.29)	0.14		(0.11)		0.38
Total from investment operations	0.17	(0.20)	0.28		0.11		0.65
Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.09)	(0.14)		(0.22)		(0.27)
Distributions from realized gains	(0.07)	(0.14)	(0.16)		(0.18)		-
Total dividends and distributions	(0.14)	(0.23)	(0.30)		(0.40)		(0.27)

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.83	$ 9.80	$ 10.23		$ 10.25		$ 10.54
Total Return*	1.70%	(2.01)%	2.33%		1.14%		6.46%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 100	$ 140	$ 65		$ 103		$ 91
Ratio of net operating expenses to
average net assets (3)	1.76%	1.86%	1.95%		1.92%		2.17%
Ratio of net investment income (loss) to
average net assets	0.68%	0.87%	1.38%		2.18%		2.61%
Portfolio Turnover Rate	42%	24%	43%		26%		31%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed or reduced by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services Portfolio: 4.30% for the year ended August 31, 2014; 6.05% for the year ended August 31, 2013; 4.41% for the year ended August 31, 2012; 4.61% for the year ended August 31, 2011; 4.23% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 1.76% for the year ended August 31, 2014; 1.86% for the year ended August 31, 2013; 1.95% for the year ended August 31, 2012; 1.92% for the year ended August 31, 2011; 2.17% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

91

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class A Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.80		$ 10.18		$ 9.94		$ 10.06		$ 9.69
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.04		0.05		0.04		0.08		0.15
Net realized and unrealized gain (loss)	0.23		(0.37)		0.24		(0.11)		0.37
Total from investment operations	0.27		(0.32)		0.28		(0.03)		0.52
Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.06)		(0.04)		(0.09)		(0.15)
Distributions from realized gains	(0.23)		-		-		-		-
Total dividends and distributions	(0.27)		(0.06)		(0.04)		(0.09)		(0.15)

Redemption Fees	-		-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.80		$ 9.80		$ 10.18		$ 9.94		$ 10.06
Total Return*	2.79%		(3.18)%		2.83%		(0.32)%		5.47%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 48		$ 143		$ 315		$ 260		$ 140
Ratio of net operating expenses to
average net assets (2)	2.29%		2.27%		2.30%		2.00%		2.30%
Ratio of net investment income (loss) to
average net assets	0.41%		0.54%		0.41%		0.84%		1.55%
Portfolio Turnover Rate	21%		0%		13%		31%		17%
	U.S. Government Money Market Portfolio - Class A Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	-		-		-		-		-
Total from investment operations	0.00		0.00	**	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.00)		(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Total Return*	0.01%		0.01%		0.01%		0.01%		0.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 214		$ 133		$ 315		$ 129		$ 103
Ratio of net operating expenses to
average net assets (3)	0.05%		0.11%		0.11%		0.13%		0.15%	(4)
Ratio of net investment income (loss) to
average net assets	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 3.10% for the year ended August 31, 2014; 2.76% for the year ended August 31, 2013; 2.48% for the year ended August 31, 2012; 2.00% for the year ended August 31, 2011; 2.68% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.33% for the year ended August 31, 2014; 1.38% for the year ended August 31, 2013; 1.48% for the year ended August 31, 2012; 1.38% for the year ended August 31, 2011; 1.89% for the year ended August 31, 2010.

(4) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.  The ratio of net operating expenses to average daily net assets including these expenses was 0.55% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

92

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?		Call 1-800-807-FUND

93

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my	To protect your personal information from unauthorized access personal information?

and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

•

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.
94

CLASS A SHARES

PROSPECTUS

Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-(800) 807-FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at:  www.saratogacap.com

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust's Investment Company Act file number is 811-08542.

CLASS C SHARES
PROSPECTUS DATED DECEMBER 31, 2014

T H E   S A R A T O G A   A D V A N T A G E   T R U S T

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company comprised of mutual fund portfolios each with its own distinctive investment objectives and policies, 12 of which are described herein.

The Portfolios are managed by Saratoga Capital Management, LLC (the "Manager").  Each Portfolio is advised by an Investment Adviser selected and supervised by the Manager.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

The Securities And Exchange Commission Has Not Approved Or Disapproved These Securities Or Passed Upon The Adequacy Of This Prospectus.  Any Representation To The Contrary Is A Criminal Offense.

PORTFOLIO	TICKER	PORTFOLIO	TICKER
U.S. Government Money Market	SZCXX	Small Capitalization	SSCCX
Investment Quality Bond	SQBCX	International Equity	SIECX
Municipal Bond	SMBCX	Health & Biotechnology	SHPCX
Large Capitalization Value	SLVCX	Technology & Communications	STPCX
Large Capitalization Growth	SLGCX	Financial Services	SFPCX
Mid Capitalization	SPMCX	Energy & Basic Materials	SEPCX

PORTFOLIO SUMMARY:  U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective:  The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

U.S. Government Money Market Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.455%
Total Annual Portfolio Operating Expenses	1.93%

(1)  Only applicable to redemptions made within one year after purchase. (See "Shareholder Information -  Contingent Deferred Sales Charge").

 Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$296	$606	$1,042	$2,254

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$196	$606	$1,042	$2,254

Principal Investment Strategies:  The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.  The U.S. government securities that the Portfolio may purchase include:

•

U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•

Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank.  Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.  In September 2008, the Treasury announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into conservatorship.

•

Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective.  Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. These risks may be greater in the current market environment because certain interest rates are at historically low levels. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds once implemented.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.03% (quarter ended September 30, 2006) and the lowest return for a calendar quarter was 0.00% (quarter ended September 30, 2012).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
U.S. Government Money Market Portfolio(1):	-0.99%	0.01%	1.08%
90 Day T-Bills	0.05%	0.10%	1.59%
Index: (Reflects no deduction for fees, expenses or taxes)
Lipper U.S. Treasury Money Market Index	0.00%	0.01%	1.29%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Contingent Deferred Sales Charge.”

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser: CLS Investments, LLC (“CLS” or the “Adviser”) has served as Adviser to the Portfolio since August 2011.

Purchase and Sale of Portfolio Shares:  There is no minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective: The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Investment Quality Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.81%
Total Annual Portfolio Operating Expenses	2.36%

(1) Only applicable to redemptions made within one year after purchase. (see "Shareholder Information -Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$339	$736	$1,260	$2,696

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$239	$736	$1,260	$2,696

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.  Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. Government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.  Ginnie Mae securities are backed by the full faith and credit of the United States.  Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States, but they have the right to borrow from the U.S. Treasury to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Fixed-Income Securities Risk.   Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.  These risks may be greater in the current market environment because certain interest rates are at historically low levels.

Mortgage-Backed Securities and Prepayment Risk.  Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline.  Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal.   Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment faster or slower than expected by the Adviser could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value.  Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.  Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS – CALENDAR YEARS

 During the periods shown in the bar chart, the highest return for a calendar quarter was 3.22% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -2.00% (quarter ended June 30, 2004). For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class C shares was 0.18%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Investment Quality Bond Portfolio (1):
Return Before Taxes	-2.84%	1.90%	2.02%
Return After Taxes on Distributions	-3.14%	1.23%	1.26%
Return After Taxes on Distributions and Sale of Portfolio Shares	-1.47%	1.33%	1.36%
Indices: (Reflects no deduction for fees, expenses or taxes)
Barclays Intermediate U.S. Government/Credit Bond Index	-1.25%	2.20%	3.74%
Lipper Short-Intermediate Investment Grade Debt Funds Index	-0.15%	5.22%	3.68%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager: Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser: Fox Asset Management LLC (“Fox” or the “Adviser”) has served as the Portfolio’s Adviser since September 1994.  The Portfolio is managed by a management team consisting of portfolio managers as well as analysts.  The members of the team who are primarily responsible for the day-to-day management of the Portfolio are William Howarth, William Dodge, CFA, and Thomas Luster, CFA. Mr. Howarth is a Vice President of Fox, which he joined in 2006 and Mr. Dodge, who joined Fox in 2005, is Co-Director of Fox. Mr. Luster, who is a Vice President and Director of Investment Grade Fixed Income at Eaton Vance, became a member of the Fox fixed income team in 2012.

Purchase and Sale of Portfolio Shares: There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  MUNICIPAL BOND PORTFOLIO

Investment Objective:  The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Municipal Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	2.11%
Total Annual Portfolio Operating Expenses	3.66%

(1) Only applicable to redemptions made within one year after purchase (see "Shareholder Information -Contingent Deferred sales Charge”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$468	$1,120	$1,892	$3,915

IF YOU HELDYOUR SHARES

1 Year	3 Years	5 Years	10 Years
$368	$1,120	$1,892	$3,915

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies:  As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative minimum  tax," although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income. Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest.  Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Credit and Interest Rate Risk.  Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. These risks may be greater in the current market environment because certain interest rates are at historically low levels. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

The Portfolio’s investments in municipal bonds in the fourth highest grade are considered speculative.  The ratings of municipal bonds do not ensure the stability or safety of the Portfolio’s investments.

Tax Risk.  There is no guarantee that the Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Portfolio's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.70% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -3.48% (quarter ended December 31, 2010).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was 1.53%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Municipal Bond Portfolio(1):
Return Before Taxes	-3.89%	1.81%	0.96%
Return After Taxes on Distributions	-4.43%	1.70%	0.84%
Return After Taxes on Distributions and Sale of Portfolio Shares	-1.72%	1.52%	1.05%
Indices: (Reflects no deduction for fees, expenses or taxes)
Barclays Municipal Bond Index	-2.55%	5.89%	4.29%
Lipper General Municipal Debt Funds Index	-3.84%	7.08%	3.90%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information -Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Fox Asset Management LLC (“Fox” or the “Adviser”) has served as the Adviser to the Portfolio since April 2009.  The Portfolio is managed by a management team consisting of portfolio managers as well as analysts.  The members of the team who are primarily responsible for the day-to-day management of the Portfolio are William Howarth, William Dodge, CFA, and Thomas Luster, CFA. Mr. Howarth is a Vice President of Fox, which he joined in 2006 and Mr. Dodge, who joined Fox in 2005, is Co-Director of Fox. Mr. Luster, who is a Vice President and Director of Investment Grade Fixed Income at Eaton Vance, became a member of the Fox fixed income team in 2012.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: It is anticipated that the Portfolio’s distributions normally will be exempt from federal income taxes, but not including federal alternative minimum tax.  However, a portion of the Portfolio’s distributions may not qualify as exempt.  Interest, dividends and all capital gains may be subject to federal, state and federal alternative minimum tax, unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective:  The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Large Capitalization Value Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.56%
Total Annual Portfolio Operating Expenses	2.21%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information - Contingent  Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$324	$691	$1,185	$2,544

IF YOU HELDYOUR SHARES

1 Year	3 Years	5 Years	10 Years
$224	$691	$1,185	$2,544

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants.   In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model.  The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Value Style Investing Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth.  Typically, their valuation levels are lower than those of growth stocks.  Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments.  For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance: The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.47% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.30% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class C shares was 6.44%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Large Capitalization Value Portfolio (1):
Return Before Taxes	38.10%	18.46%	2.92%
Return After Taxes on Distributions	38.10%	18.46%	2.66%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.56%	15.05%	2.38%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500®/Citigroup Value Index	32.15%	16.61%	7.27%
Morningstar Large Value Average	31.15%	16.04%	6.53%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described   under "Shareholder Information - Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Investors Services, Inc. (“M.D. Sass” or the “Adviser”) has served as the Adviser to the Portfolio since August 2008.  The Portfolio is managed by a team of portfolio analysts.  The member of the team who has primary responsibility for the day-to-day management of the Portfolio is Martin D. Sass, who is Chairman and Chief Executive Officer of M.D. Sass.  Mr. Sass formed M.D. Sass in 1972.  Mr. Sass has served the Portfolio as Portfolio Manager since August 2008.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective:  The Large Capitalization Growth Portfolio seeks capital appreciation.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Large Capitalization Growth Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.55%
Total Annual Portfolio Operating Expenses	2.20%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information -Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$323	$688	$1,180	$2,534

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$223	$688	$1,180	$2,534

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies across a wide range of sectors and industries. The Adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term secular and profitable growth, and management teams focused on creating long-term value for shareholders. The Adviser aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.  The Adviser will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change has occurred within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Adviser deems appropriate.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.57% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -27.07% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was 4.68%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Large Capitalization Growth Portfolio(1):
Return Before Taxes	33.89%	22.62%	7.42%
Return After Taxes on Distributions	32.73%	21.74%	7.03%
Return After Taxes on Distributions and Sale of Portfolio Shares	20.10%	18.61%	6.02%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500®/Citigroup Growth Index	32.79%	19.24%	7.47%
Morningstar Large Growth Average	33.87%	18.59%	6.80%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.  Stock selection for the Portfolio is made by Loomis Sayles’ Large Cap Growth team that consists of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Aziz V. Hamzaogullari, CFA.  Prior to joining Loomis Sayles in 2010 as a Vice President, Mr. Hamzaogullari was Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC from 2006 to 2010.  He was head of Evergreen’s Berkeley Street Growth Equity team and was the Portfolio Manager and Director of Fundamental Equity Research.  Mr. Hamzaogullari received a bachelor’s degree in management from Bilkent University in Turkey and an M.B.A. from George Washington University.  He holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:   If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  MID CAPITALIZATION PORTFOLIO

Investment Objective:  The Mid Capitalization Portfolio seeks long-term capital appreciation.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Mid Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.72%
Acquired Fund Fees and Expenses(2)	0.16%
Total Annual Portfolio Operating Expenses	2.63%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information -Contingent Deferred Sales Charge").

(2)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$366	$817	$1,395	$2,964

IF YOU HELDYOUR SHARES

1 Year	3 Years	5 Years	10 Years
$266	$817	$1,395	$2,964

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter (“OTC”) markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

• use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

• use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Medium and Small Capitalization Companies Risk. The Portfolio may also invest in small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:    The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.79% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -22.48% (quarter ended September 30, 2011).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was 4.14%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Mid Capitalization Portfolio(1)
Return Before Taxes	39.19%	18.63%	8.19%
Return After Taxes on Distributions	34.31%	17.79%	6.64%
Return After Taxes on Distributions and Sale of Portfolio Shares	24.03%	14.95%	6.36%
Indices: (Reflects no deduction for fees, expenses or taxes)
Russell Midcap® Index	34.76%	22.36%	10.22%
Morningstar Mid Capitalization Blend Average	34.35%	20.28%	8.61%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information - Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson” or the “Adviser”) has served as the Adviser to the Portfolio since April 2006.  The Portfolio is advised by Vaughan Nelson’s Mid Cap Value team which consists of portfolio managers and analysts.  The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chad D. Fargason, PhD, Chris D. Wallis, CFA and Scott J. Weber, CFA.  Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006.  Dr. Fargason, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2013 and has served the Portfolio as a Senior Portfolio Manager since November 2013; prior to joining Vaughan Nelson, Dr. Fargason was a Director at KKR & Co. from 2003 to 2013.  Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999.  Scott J. Weber, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2003.  Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006.  Mr. Weber has served the Portfolio as Senior Portfolio Manager since November 2006.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:   Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  SMALL CAPITALIZATION PORTFOLIO

Investment Objective:  The Small Capitalization Portfolio seeks maximum capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Small Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.70%
Total Annual Portfolio Operating Expenses	2.35%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information -Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$338	$733	$1,255	$2,686

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$238	$733	$1,255	$2,686

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2014 was $38 million to $7.2 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year.  The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk.  The Portfolio's investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general.  In addition, small capitalization companies may not pay a dividend.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com

ANNUAL TOTAL RETURNS - CALENDAR YEARS

 During the periods shown in the bar chart, the highest return for a calendar quarter was 18.37% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.70% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was -2.17%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Small Capitalization Portfolio (1):
Return Before Taxes	29.83%	14.45%	7.48%
Return After Taxes on Distributions	24.09%	13.23%	5.43%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.30%	11.63%	6.17%
Indices: (Reflects no deduction for fees, expenses or taxes)
Russell 2000® Index	38.82%	20.08%	9.07%
Morningstar Small Blend Average	37.55%	20.30%	8.67%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information - Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Fox Asset Management, LLC (“Fox” or the “Adviser”) has served as Adviser to the Portfolio since January 2001. The Portfolio is managed by a management team that consists of portfolio managers as well as analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, CFA, Co-Director of the firm and a member of the firm’s Investment Committee.  Mr. Greene joined Fox in 1998 and has served the Portfolio as Portfolio Manager since September 2006.  Other members of the Small Cap Team include J. Bradley Ohlmuller, CFA and Patrick J. O’Brien.  Mr. Ohlmuller, a Vice President and Equity Portfolio Manager, joined Fox in 2004 and is a member of the firm’s Investment Committee.  Mr. O’Brien, a Vice President and Equity Portfolio Manager, joined Fox in 2012; he is a member of the firm’s Investment Committee.  He was previously a portfolio manager and analyst at Brown/Advisory/ABIM since 2001.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  INTERNATIONAL EQUITY PORTFOLIO

Investment Objective:  The International Equity Portfolio seeks long-term capital appreciation.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

International Equity Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service ( 12b-1) Fees	1.00%
Other Expenses	1.54%
Total Annual Portfolio Operating Expenses	3.29%

(1) Only applicable to redemptions made within one year after purchase (see "Shareholder Information -Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$432	$1,013	$1,717	$3,585

IF YOU HELDYOUR SHARES

1 Year	3 Years	5 Years	10 Years
$332	$1,013	$1,717	$3,585

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage.  Emphasis is placed on bottom-up stock selection.  In addition, the Adviser considers four global opportunity fundamentals- Macro, Political, Business and Portfolio diversification- to assist in the basis of portfolio construction.  A stock is sold when it no longer meets the Adviser’s criteria.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with indexes of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS – CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.31% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.13% (quarter ended

September 30, 2011).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class C shares was -5.23%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
International Equity Portfolio (1):
Return Before Taxes	10.35%	7.64%	2.76%
Return After Taxes on Distributions	9.68%	7.44%	2.64%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.85%	5.92%	2.13%
Indices: (Reflects no deduction for fees, expenses or taxes)
MSCI ACWI EX-USA*	15.29%	12.81%	7.57%
MSCI EAFE® Index (U.S. dollars)	22.78%	12.44%	6.91%
Morningstar Foreign Large Blend Average	19.29%	11.89%	6.41%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

*

Effective as of August 28, 2014 the Portfolio’s benchmark was changed to the MSCI ACWI EX-USA, which more closely aligns with the Portfolio’s investment strategies.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo” or the “Adviser”) has served as Adviser to the Portfolio since November 2009.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Regina Chi.  Ms. Chi is the portfolio manager for DePrince, Race & Zollo’s International Equity team, having previously served as the Director of Research for DePrince, Race & Zollo's International Equity team since February 2010.  Prior to joining DePrince, Race & Zollo, Inc.,  Ms. Chi was employed at Oppenheimer Capital as Senior Vice President in the International Equities Group.  Prior to that, Ms. Chi was Senior Portfolio Manager and Vice President at Federated Investors and Vice President/Senior Research Analyst at Clay Finlay, Inc.  Ms. Chi has served the Portfolio as Portfolio Manager since December 2012.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  HEALTH & BIOTECHNOLOGY PORTFOLIO

Investment Objective:  The Health & Biotechnology Portfolio seeks long-term capital growth.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Health & Biotechnology Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.73%
Total Annual Portfolio Operating Expenses	2.98%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information-

    Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$401	$921	$1,567	$3,299

IF YOU HELDYOUR SHARES

1 Year	3 Years	5 Years	10 Years
$301	$921	$1,567	$3,299

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies: The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:    The bar chart and table below show the performance of the Class C shares of the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index.   The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.40% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -15.65% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was 10.34%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Health & Biotechnology Portfolio (1):
Return Before Taxes	34.36%	19.49%	7.97%
Return After Taxes on Distributions	32.38%	19.14%	7.81%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.02%	15.92%	6.50%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500®Total Return Index	32.39%	17.94%	7.41%
S&P 500®Healthcare Index	38.74%	15.73%	6.27%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information-Contingent Deferred Sales Charge.”

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as the Adviser to the Portfolio since July 2005.  Mark W. Oelschlager, Portfolio Manager, is responsible for stock selection for the Portfolio and the day-to-day management of the Portfolio.  Mr. Oelschlager, CFA, is a Research Analyst and Portfolio Manager at Oak Associates, which he joined in 2000. Mr. Oelschlager has served the Portfolio as Portfolio Manager since July 2005.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Investment Objective:  The Technology & Communications Portfolio seeks long-term growth of capital.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Technology & Communications Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.62%
Total Annual Portfolio Operating Expenses	2.87%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information - Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$390	$889	$1,513	$3,195

IF YOU HELDYOUR SHARES

1 Year	3 Years	5 Years	10 Years
$290	$889	$1,513	$3,195

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.  In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with:  (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to:  (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of exchange-traded funds (“ETFs”), options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions.  Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities.  Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk.  Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies, which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the

Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets.  Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance.    The bar chart and table below show the performance of the Class C shares of the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.91% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -23.57% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was 3.90%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Technology & Communications Portfolio(1):
Return Before Taxes	31.88%	26.50%	9.84%
Return After Taxes on Distributions	30.11%	25.89%	9.58%
Return After Taxes on Distributions and Sale of Portfolio Shares	19.42%	22.01%	8.12%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Science & Technology Funds Index	36.79%	22.39%	7.69%

(1)

 The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information-Contingent Deferred Sales Charge.”

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Advisers:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Stock selection for Loomis Sayles’ portion of the Portfolio is made by a Loomis Sayles team led by Anthony R. Ursillo, CFA and Richard C. Crable, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of Loomis Sayles’ portion of the Portfolio.  Mr. Ursillo, Vice President, joined Loomis Sayles in 1999.  Mr. Crable, Vice President, joined Loomis Sayles in 1998.  They have served as portfolio managers to the Portfolio since August 2011.

Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Mark W. Oelschlager, CFA and Robert D. Stimpson, CFA are responsible for stock selection for Oak Associates’ portion of the Portfolio and the day-to-day management of Oak Associates’ portion of the Portfolio.  They have served as portfolio managers to the Portfolio since August 2011.  Mr. Oelschlager joined Oak Associates in 2000 and serves as a Research Analyst and Portfolio Manager.  Mr. Stimpson joined Oak Associates in 2001 and also serves as a Research Analyst and Portfolio Manager.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  FINANCIAL SERVICES PORTFOLIO

Investment Objective: The Financial Services Portfolio seeks long-term growth of capital.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Financial Services Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	2.64%
Total Annual Portfolio Operating Expenses	4.89%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information- Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$589	$1,469	$2,452	$4,917

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$489	$1,469	$2,452	$4,917

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) competitive position; (ii) profitability; (iii) financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) business strategy; (v) earnings trends/earnings per share growth revisions; and (vi) valuation using discounted cash flow analysis.

“Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year or any company which is included in the S&P Financial Sector Index.  Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks: There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.   The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risks. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:    The bar chart and table below show the performance of the Class C shares of the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.22% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -31.95% (quarter ended December 31, 2008). For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was 1.75%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Financial Services Portfolio(1)
Return Before Taxes	29.30%	7.89%	-0.46%
Return After Taxes on Distributions	29.30%	7.89%	-1.27%
Return After Taxes on Distributions and Sale of Portfolio Shares	16.58%	6.21%	-0.04%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Financial Services Funds Index	38.14%	14.63%	2.23%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information-Contingent Deferred Sales Charge.”

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.   Stock selection for the Portfolio is made by Thomas M. Finucane, who is primarily responsible for the day-to-day management of the Portfolio. Mr. Finucane joined Loomis Sayles in 2006 and is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles  Mr. Finucane has served the Portfolio as portfolio manager since October 2006.

Purchase and Sale of Portfolio Shares: There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY:  ENERGY & BASIC MATERIALS PORTFOLIO

Investment Objective: The Energy & Basic Materials Portfolio seeks long-term growth of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Energy & Basic Materials Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.37%
Total Annual Portfolio Operating Expenses	3.62%

(1)   Only applicable to redemptions made within one year after purchase (see "Shareholder Information -Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$464	$1,109	$1,873	$3,880

IF YOU HELDYOUR SHARES

1 Year	3 Years	5 Years	10 Years
$364	$1,109	$1,873	$3,880

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the

Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis Sayles establishes company-specific price targets and position weights.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1,  5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charge.  If these amounts were reflected, returns in the table would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.69% (quarter ended September 30, 2005) and the lowest return for a calendar quarter was -32.73% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class C shares was -3.21%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Energy & Basic Materials Portfolio(1):
Return Before Taxes	22.94%	13.17%	8.99%
Return After Taxes on Distributions	22.94%	13.17%	7.40%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.98%	10.57%	7.45%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Natural Resources Funds Index	26.55%	14.74%	12.43%

(1)

The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C  shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as Adviser to the Portfolio since April 2007.  Stock selection for the Portfolio is made by a team led by David Cohen, CFA, and Salil Sharma, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Portfolio.  Mr. Cohen, a vice president and portfolio manager of Loomis Sayles and Mr. Sharma, a vice president and portfolio manager of Loomis Sayles, joined Loomis Sayles in 2005 and 2013, respectively, and have served the Portfolio as co-portfolio managers since April 1, 2014. Before joining Loomis Sayles, Mr. Sharma was a senior analyst at Jasinkiewicz Capital Management which he joined in August, 2009.  Prior to that, Mr. Sharma worked at Highbridge Capital Management.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT  INVESTMENT STRATEGIES AND RELATED RISKS

This section provides additional information relating to each Portfolio's investment strategies.

INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

DEFENSIVE INVESTING. The Portfolios are intended primarily as vehicles for the implementation of a long-term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

FORWARD CURRENCY CONTRACTS. Certain Portfolios’ investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

DERIVATIVES AND OTHER STRATEGIES.  Each of the Portfolios may invest in options, futures, foreign securities, foreign currencies and other derivatives (collectively, "Derivative Transactions"), and may enter into certain types of short sales. If these practices are used by a Portfolio, the intent would be primarily to hedge the Portfolio's holdings. For example, a Portfolio may purchase or sell options contracts on equity securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio. Or, a Portfolio may purchase or sell stock index futures contracts and might purchase put options or write call options on such futures contracts to protect against a general stock market decline or decline in a specific market sector that could adversely affect the Portfolio's holdings.

Investing for hedging purposes may result in certain transaction costs, which may reduce a Portfolio's performance. In addition, no assurances can be given that hedging will be implemented or that each derivative position will achieve a perfect correlation with the security or currency being hedged against.

PARTICIPATION NOTES.  The International Equity Portfolio may invest in participation notes (“P-Notes”).

EXCHANGE-TRADED FUNDS. The Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of their net assets in shares of various ETFs.  No more than 5% of a Portfolio's net assets will be invested in any one ETF.  Each of these Portfolios may count investments in ETFs towards their 80% investment policy.

REAL ESTATE INVESTMENT TRUSTS AND FOREIGN REAL ESTATE COMPANIES.  Real estate investment trusts (“REITs”) and foreign real estate companies pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.  A shareholder, by investing in REITs and foreign real estate companies indirectly through a Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

MONEY MARKET FUNDS.  Each Portfolio’s cash balances may be invested in money market funds.

ADDITIONAL RISK INFORMATION

This section provides information relating to risks of investing in the Portfolios in addition to the principal risks described previously.

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

FOREIGN SECURITIES. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

EMERGING MARKETS RISK. Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging market economies is generally less than in more developed markets.

JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock Index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be OTC options, which are options negotiated with dealers; there is no secondary market for these investments.

FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

DERIVATIVES.   A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index.  The derivatives primarily used by the Portfolio include options, futures and swaps.  Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment.  Many derivatives are entered into over-the-counter (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery.  The Portfolio may also lose money on a derivative if the issuer fails to pay the amount due.  If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive).

The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser anticipated.  The Portfolio may incur higher taxes as a result of its investing in derivatives.

PARTICIPATION NOTES. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security. However, the holder of a P-Note generally does not receive voting rights as it would if it directly owned the underlying security.

P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, subjecting a Portfolio to counterparty risk. Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a P-Note, a Portfolio is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Portfolio would lose its investment. The risk that a Portfolio may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Portfolio purchases P-Notes issued by one issuer or a small number of issuers. P-Notes also include transaction costs in addition to those applicable to a direct investment in securities.

Due to liquidity and transfer restrictions, the secondary markets on which P-Notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in a Portfolio. The ability of a Portfolio to value its securities becomes more difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Portfolio’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for a Portfolio to accurately assign a daily value to such securities.

SMALL AND MEDIUM CAPITALIZATION COMPANIES. Certain Portfolios may invest in companies with small and/or medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Small and medium capitalization companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Small and medium capitalization companies are often traded in the OTC market, and the low market liquidity of these securities may have an adverse effect on the ability of a Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger capitalization securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Small and medium capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, small and medium capitalization companies may not pay a dividend. Although income may not be a primary goal of a Portfolio, dividends can cushion returns in a falling market.

MICRO CAP COMPANIES.  Certain Portfolios may invest in companies with micro capitalizations.  Micro capitalization  stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Portfolio realizes a gain, if any, on an investment in a micro capitalization company.

CONVERTIBLE SECURITIES.  Certain Portfolios may invest a portion of their assets in convertible securities, which are securities that generally pay interest and may be converted into common stock.  These securities may carry risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

PORTFOLIO TURNOVER. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

EXCHANGE-TRADED FUNDS. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or portfolio securities rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), if the Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio or Energy & Basic Materials Portfolio invest in shares of ETFs, they would, bear their ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which a Portfolio may invest may be leveraged.  As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

REAL ESTATE INVESTMENT TRUSTS AND FOREIGN REAL ESTATE COMPANIES.   REITs and foreign real estate companies expose a Portfolio to the risks of the real estate market.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies, competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  REITs and foreign real estate companies may also be affected by risks similar to those associated with investment in debt securities, including changes in interest rates and the quality of credit extended.  REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type.  In addition, defaults on or sales of investments the REIT holds could reduce the cash flow needed to make distributions to investors. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

PORTFOLIO HOLDINGS

A description of the Portfolios’ policies and procedures with respect to the disclosure of each of the Portfolios’ securities is available in the Trust’s Statement of Additional Information.

The Trust discloses each Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. Each Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT

INVESTMENT MANAGER

Saratoga Capital Management, LLC serves as the Trust’s Manager and is located at 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395. Saratoga Capital Management, LLC is a Delaware limited liability company.  The Manager and the Trust have obtained an exemptive order (the "Order") from the SEC that permits the Manager to enter into investment advisory agreements with advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements, including fees, without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. This means that the Manager can reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee.  The Manager compensates each Adviser out of its management fee.

The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval. The management fee for each Portfolio is computed daily and paid monthly at the following annual percentage rates of the average daily net assets of the Portfolios:

Portfolio	Management Fee
U.S. Government Money Market Portfolio	0.475%
Investment Quality Bond Portfolio	0.55%
Municipal Bond Portfolio	0.55%
Large Capitalization Value Portfolio	0.65%
Large Capitalization Growth Portfolio	0.65%
Mid Capitalization Portfolio	0.75%
Small Capitalization Portfolio	0.65%
International Equity Portfolio	0.75%
Health & Biotechnology Portfolio	1.25%
Technology & Communications Portfolio	1.25%
Financial Services Portfolio	1.25%
Energy & Basic Materials Portfolio	1.25%

Expense Reductions and Reimbursements and Net Expenses.  The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, fees waived and expenses paid by the Manager are subject to reimbursement by the relevant class of the Portfolio within three (3) years of the end of the fiscal year in which such fees were waived or expenses were paid.  Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by a Portfolio if it would result in that Portfolio exceeding its current Expense Cap.  Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.   Currently, the Manager is voluntarily limiting total annual operating expenses of the Portfolios as follows:

Portfolio	Expense Cap
Large Capitalization Growth Portfolio	3.60%
Large Capitalization Value Portfolio	3.60%
Mid Capitalization Portfolio	3.60%
Small Capitalization Portfolio	3.60%
International Equity Portfolio	3.90%
Investment Quality Bond Portfolio	2.90%
Municipal Bond Portfolio	2.90%
U.S. Government Money Market Portfolio	2.75%
Health & Biotechnology Portfolio	4.00%
Technology & Communications Portfolio	4.00%
Financial Services Portfolio	4.00%
Energy & Basic Materials Portfolio	4.00%

ADVISERS

The following sets forth certain information about each of the Advisers:

CLS Investments, LLC (“CLS”), a registered investment adviser, serves as Adviser to the U.S. Government Money Market Portfolio.  CLS (including its predecessor corporation) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989.  CLS is located at 17605 Wright Street, Omaha, NE 68130. As of September 30, 2014, CLS had approximately $6.5 billion in assets under management.  CLS is an affiliate of Gemini Fund Services, LLC, the Trust’s Administrator/Transfer Agent, and Northern Lights Distributors, LLC, the Trust’s Distributor.

DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo”), a registered investment adviser, serves as the Adviser to the International Equity Portfolio.  DePrince, Race & Zollo, an independent investment management firm founded in 1995, is located at 250 Park Avenue South, Suite #250, Winter Park, Florida 32789.  As of September 30, 2014, DePrince, Race & Zollo had approximately $7.86 billion in assets under management.

Fox Asset Management LLC ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond, Municipal Bond and Small Capitalization Portfolios. Fox was formed in 1985. In 2011, Fox’s parent company, Eaton Vance Corp., acquired the remaining portion of Fox that it did not already own, resulting in Fox becoming a wholly owned subsidiary. Fox is located at 1040 Broad Street, Suite 203, Shrewsbury, New Jersey 07702. As of September 30, 2014, assets under management by Fox were approximately $1.22 billion.

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as the Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio, Large Capitalization Growth Portfolio and a portion of the Technology & Communications Portfolio.  Loomis Sayles advises institutional, high net worth and mutual fund clients. Loomis Sayles managed assets of approximately $223.2 billion as of September 30, 2014.

M.D. Sass Investors Services, Inc. (“M.D. Sass”), a registered investment adviser founded in 1972, serves as the Adviser to the Large Capitalization Value Portfolio.  M.D. Sass is a privately-owned investment manager for family offices, high net worth individuals, and institutional investors such as corporations, endowments and foundations.  As of September 30, 2014, M.D. Sass advised accounts having assets of approximately $7 billion.  M.D. Sass is located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036-2699.

Oak Associates ltd. (“Oak Associates”), a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355, serves as the Adviser to the Health & Biotechnology Portfolio and a portion of the Technology & Communications Portfolio.  Oak Associates advises mutual funds and other investors. As of September 30, 2014, Oak Associates had approximately $827.6 million in assets under management.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), a registered investment adviser located at 600 Travis, Suite 6300, Houston, Texas 77002-3701, serves as the Adviser to the Mid Capitalization Portfolio.  With $10.8 billion of assets under management as of September 30, 2014,

Vaughan Nelson provides investment services to foundations, endowments, institutions, corporate pension funds, mutual funds and families/individuals.

A discussion regarding the basis for the Board of Trustee’s approval of the Investment Management Agreement and the Advisory Agreements of the Portfolios is available in the Portfolios’ Annual Report to Shareholders for the fiscal year ended August 31, 2014.

ADMINISTRATION

The Bank of New York Mellon, located at One Wall Street, 25th Floor, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130serves as the Trust's transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust.  As such, they manage the administrative affairs of the Trust, calculate the net asset value of the shares of each Portfolio, and create and maintain the Trust's required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio’s investments.  The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, a Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange.  When a market price is not readily available, including circumstances under which the Adviser determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s net asset value will reflect certain portfolio securities’ fair value rather than their market price.

All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees. Securities also may be fair valued in the event of a development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent a Portfolio invests in ETFs, such Portfolio’s net asset value is calculated, in relevant part, based upon the net asset values of such ETFs (which are registered open-end management investment companies). The Prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

PURCHASE OF SHARES

Purchase of shares of a Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights  Distributors, LLC, the Trust’s distributor (the "Distributor"), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. Purchase requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Requests received after the close of regular trading will receive the net asset value per share determined on the following business day. A purchase order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolios, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Make all checks payable to a Portfolio.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.  Not all share classes may be available for purchase in all states.  For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Note:  Gemini Fund Services, LLC, the Portfolio’s Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in a Portfolio, contact the Trust at 1-800-807-FUND to receive wiring instructions and to notify the Trust that a wire transfer is coming.  Any commercial bank can transfer same-day funds by wire.  The Trust will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Trust’s designated bank before the close of regular trading on the NYSE.  Your bank may charge you a fee for wiring same-day funds.

Purchase of Shares in Good Order.  All purchase requests directly through the Transfer Agent must be received by the Transfer Agent in “good order.”   This means that your request must include:

•

The Portfolio and account number.

•

The amount of the transaction (in dollars or shares).

•

Accurately completed orders.

•

Any supporting legal documentation that may be required.

If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Trust shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus.  Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  What this means to you:  when you open an account we will ask your name, address, date of birth and other information that will allow us to identify you.  If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

CONTINUOUS OFFERING. For Class C shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

Generally, each Saratoga Portfolio reserves the right to reject any purchase requests, including exchanges from other Saratoga Portfolios, which it regards as disruptive to efficient Portfolio management.  A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

 CONTINGENT DEFERRED SALES CHARGE

Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for shares made during the one year preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets. Shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.  For investments made prior to January 1, 2003, the CDSC is based upon the investors original purchase price, or the current net asset value of the shares that they redeem, whichever is lower.  For investments that are made on or after January 1, 2003, the CDSC is based upon the investors original purchase price.

Certain shareholders may be eligible for CDSC waivers.  Please see the information set forth below for specific eligibility requirements.  You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver.  Similar notification must be made in writing when an order is placed by mail.  The  CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolios’ shares or the Trust’s Transfer Agent does not confirm your represented holdings.  In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of a Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)  redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

(2)  redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

(3)  certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see "Redemption of Shares—Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

PLAN OF DISTRIBUTION

The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 1.00% of the average net assets. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by each Portfolio as an expense in the year it is accrued. Because the fee is paid out of each Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolios by shareholders, and “market-timing” may present risks for other shareholders of the Portfolios, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Trust’s Portfolios, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolios to hold excess levels of cash.

Short term trading strategies also present certain risks based on a Portfolio’s investment objective, strategies and policies.  To the extent that a Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences.  The foreign securities in which a Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its net asset value.  This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities.  A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s net asset value calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”).  The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that a Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds or municipal bonds, a Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. With the exception of the U.S. Government Money Market Portfolio, shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase.  The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus.  Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders.  The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information.  Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis.  The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited.  Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolios by the Financial

Intermediary’s customers.  The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving a Portfolio may result in a Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges.  Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of a Portfolio may be redeemed on any day that the Portfolio calculates its net asset value. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received by the Trust after the close of regular trading on the NYSE will be effected at the net asset value next determined less any applicable CDSC. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. A Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request.  However, payments for redemptions of shares purchased by check will not be transmitted until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests.  To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Redeeming by Telephone.  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and

instruct it to remove this privilege from your account.   The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-800-807-FUND (1-800-807-3863).  The redemption proceeds normally will be set by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the names(s) or the address on the account has been changed within the previous 30 days.  Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss.  The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions.  If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent.  Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined net asset value following your redemption request.  If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

Good Order.  Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

The request should be in writing indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee.  Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1.

Re-registration of the account.

2.

Changing bank wiring instructions on the account.

3.

Name change on the account.

4.

Setting up/changing systematic withdrawal plan to a secondary address.

5.

Redemptions greater than $100,000.

6.

Any redemption check that is being mailed to a different address than the address of record.

7.

Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE.  You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of a Portfolio (except for the U.S. Government Money Market Portfolio) within 30 days of purchase.  The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s Transfer Agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); and (iv) redemptions pursuant to systematic withdrawal plans.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis.  Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Trust’s Portfolios by the Financial Intermediary’s customers and to collect the Portfolios’ redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio’s shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Portfolio account, based on the share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

The addition of a new SWP Portfolio will not change the account value for the 12% CDSC waiver for the SWP Portfolios already participating in the Withdrawal Plan.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Manager for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

INVOLUNTARY REDEMPTIONS. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio’s net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

REDEMPTION-IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a Portfolio that does not charge a CDSC will not be counted.  Thus, in effect the ‘‘holding period’’ for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.  In addition, shares that are exchanged into or from a Saratoga Portfolio subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Portfolio with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS. Net investment income (i.e., income other than long and short-term capital gains) and net realized long and short-term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder’s account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase settlement up to and including the date of redemption settlement. Dividends attributable to the net investment income settlement of the remaining Portfolios are declared and paid at least annually. Distributions of any net realized long-term and short-term capital gains earned by a Portfolio will be made annually.  Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS.  You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any.  The statement provides information on your dividends and capital gains for tax purposes.  If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolios may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolios make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolios will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.”  At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.  Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another Portfolio.

TAXES ON DISTRIBUTIONS. Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Depending on your state’s rules, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from state and local taxes.  Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.  Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied.  However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes.  For example, you generally will not be permitted to offset ordinary income dividends with capital losses when calculating your net capital gains or losses.  Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

With respect to the Municipal Bond Portfolio, distributions designated as "exempt—interest dividends" generally will be exempt from federal income tax. However, income exempt from federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities generally is exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.  If you borrow money to purchase shares of the Portfolio, the interest on the borrowed money generally is not deductible for personal income tax purposes.

If more than 50% of a Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations). In such a case shareholders would also need to include such foreign taxes in income.

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Internal Revenue Code.

COST BASIS. A Portfolio (or its administrative agents) is required to report to the Internal Revenue Service and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolios will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

MEDICARE TAX.  An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FOREIGN SHAREHOLDERS.  Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Portfolio, as discussed in more detail in the Statement of Additional Information.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

ADDITIONAL INFORMATION

The Manager and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolios) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolios’ shares.  Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of shares of the Portfolios over other investment options.  Any such payments will not change the net asset value of the price of the Portfolios’ shares.

In addition, the Portfolios or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolios and/or their agents.  The fees payable by the Portfolios under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolios.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee tables.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the periods shown. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

The information for the U.S. Government Money Market Portfolio, Investment Quality Bond Portfolio, Municipal Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, International Equity Portfolio, Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, and the Mid Capitalization Portfolio for the fiscal years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011 and August 31, 2010, has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolios’ financial statements are included in the Portfolios’ August 31, 2014 Annual Report, which is available upon request.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class C Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 14.58		$ 11.86		$ 10.68		$ 9.24		$ 9.39
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.17)		(0.08)		(0.09)		(0.16)		(0.11)
Net realized and unrealized gain (loss)	5.22		2.80		1.27		1.60		(0.04)
Total from investment operations	5.05		2.72		1.18		1.44		(0.15)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	-		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 19.63		$ 14.58		$ 11.86		$ 10.68		$ 9.24
Total Return*	34.64%		22.93%		11.05%		15.58%		(1.60)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 1,047		$ 721		$ 753		$ 731		$ 646
Ratio of net operating expenses to
average net assets (2)	2.12%		2.26%		2.45%		2.43%		2.44%
Ratio of net investment income (loss) to
average net assets	(0.94)%		(0.56)%		(0.78)%		(1.39)%		(1.06)%
Portfolio Turnover Rate	104%		73%		66%		109%		101%

	Large Cap Growth Portfolio - Class C Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 18.75		$ 15.75		$ 16.17		$ 12.76		$ 11.10
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.15)		(0.11)		(0.12)		(0.28)		(0.26)
Net realized and unrealized gain (loss)	4.42		3.38		2.05		3.69		1.92
Total from investment operations	4.27		3.27		1.93		3.41		1.66
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	(0.78)		(0.27)		(2.35)		-		-
Total dividends and distributions	(0.78)		(0.27)		(2.35)		-		-

Redemption Fees	-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 22.24		$ 18.75		$ 15.75		$ 16.17		$ 12.76
Total Return*	23.08%		21.03%		13.76%		26.72%		14.95%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 2,646		$ 1,452		$ 1,259		$ 1,190		$ 936
Ratio of net operating expenses to
average net assets (3)	2.20%		2.34%		2.58%		2.51%		2.58%
Ratio of net investment income (loss) to
average net assets	(0.72)%		(0.65)%		(0.80)%		(1.72)%		(2.05)%
Portfolio Turnover Rate	14%		21%		16%		163%		151%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Value Portfolio: 2.21% for the year ended August 31, 2014; 2.35% for the year ended August 31, 2013; 2.56% for the year ended August 31, 2012; 2.60% for the year ended August 31, 2011; 2.57% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 2.20% for the year ended August 31, 2014; 2.35% for the year ended August 31, 2013; 2.58% for the year ended August 31, 2012; 2.52% for the year ended August 31, 2011; 2.61% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class C Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 11.84	$ 9.17	$ 8.44		$ 7.06		$ 6.98
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.19)	(0.11)	(0.09)		(0.14)		(0.12)
Net realized and unrealized gain (loss)	2.92	2.78	0.82		1.52		0.20
Total from investment operations	2.73	2.67	0.73		1.38		0.08
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-
Distributions from realized gains	(1.49)	-	-		-		-
Total dividends and distributions	(1.49)	-	-		-		-

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 13.08	$ 11.84	$ 9.17		$ 8.44		$ 7.06
Total Return*	24.51%	29.12%	8.65%		19.55%		1.15%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 457	$ 353	$ 395		$ 337		$ 267
Ratio of net operating expenses to
average net assets (2)	2.47%	2.66%	2.95%		2.84%		3.17%
Ratio of net investment income (loss) to
average net assets	(1.54)%	(1.00)%	(1.01)%		(1.59)%		(1.64)%
Portfolio Turnover Rate	57%	57%	60%		93%		124%

	Small Cap Portfolio - Class C Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 7.44	$ 6.25	$ 6.05		$ 5.34		$ 4.96
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)	(0.08)	(0.08)		(0.07)		(0.07)
Net realized and unrealized gain (loss)	1.20	1.27	0.64		0.78		0.45
Total from investment operations	1.11	1.19	0.56		0.71		0.38
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-
Distributions from realized gains	(1.50)	-	(0.36)		-		-
Total dividends and distributions	(1.50)	-	(0.36)		-		-

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 7.05	$ 7.44	$ 6.25		$ 6.05		$ 5.34
Total Return*	15.89%	19.04%	9.61%		13.30%		7.66%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 393	$ 339	$ 357		$ 484		$ 425
Ratio of net operating expenses to
average net assets (3)	2.35%	2.60%	2.72%		2.71%		2.72%
Ratio of net investment income (loss) to
average net assets	(1.26)%	(1.14)%	(1.35)%		(1.06)%		(1.18)%
Portfolio Turnover Rate	32%	50%	39%		31%		64%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Capitalization Portfolio: 2.47% for the year ended August 31, 2014; 2.66% for the year ended August 31, 2013; 2.95% for the year ended August 31, 2012; 2.85% for the year ended August 31, 2011; 3.18% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Small Cap Portfolio: 2.35% for the year ended August 31, 2014; 2.60% for the year 2013; 2.72% for the year ended August 31, 2012; 2.71% for the year ended August 31, 2011; 2.72% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class C Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.61		$ 8.38		$ 9.21		$ 8.85		$ 8.82
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)		(0.06)		0.02		0.00	**	0.00	**
Net realized and unrealized gain (loss)	1.07		1.29		(0.82)		0.37		0.08
Total from investment operations	1.00		1.23		(0.80)		0.37		0.08
Dividends and Distributions:
Dividends from net investment income	(0.14)		-		(0.03)		(0.01)		(0.05)
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.14)		-		(0.03)		(0.01)		(0.05)

Redemption Fees	-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 10.47		$ 9.61		$ 8.38		$ 9.21		$ 8.85
Total Return*	10.48%		14.68%		(8.66)%		4.17%		0.91%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 187		$ 138		$ 146		$ 285		$ 303
Ratio of net operating expenses to
average net assets (2)	3.29%		3.89%		3.64%		3.60%		3.25%
Ratio of net investment income (loss) to
average net assets	(0.72)%		(0.67)%		0.26%		0.02%		0.03%
Portfolio Turnover Rate	125%		122%		50%		43%		160%

	Health & Biotechnology Portfolio - Class C Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 23.09		$ 18.60		$ 17.04		$ 13.67		$ 13.10
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.30)		(0.24)		(0.22)		(0.23)		(0.27)
Net realized and unrealized gain (loss)	6.26		4.73		1.78		3.60		0.84
Total from investment operations	5.96		4.49		1.56		3.37		0.57
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	(1.58)		-		-		-		-
Total dividends and distributions	(1.58)		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 27.47		$ 23.09		$ 18.60		$ 17.04		$ 13.67
Total Return*	26.74%		24.14%		9.15%		24.65%		4.35%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 2,180		$ 1,906		$ 1,773		$ 1,818		$ 1,666
Ratio of net operating expenses to
average net assets (3)	2.97%		3.20%		3.26%		3.33%		3.39%
Ratio of net investment income (loss) to
average net assets	(1.15)%		(1.13)%		(1.24)%		(1.43)%		(1.88)%
Portfolio Turnover Rate	14%		6%		18%		8%		14%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 3.29% for the year ended August 31, 2014; 4.08% for the year ended August 31, 2013; 3.65% for the year ended August 31, 2012; 3.62% for the year ended August 31, 2011; 3.29% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.98% for the year ended August 31, 2014; 3.20% for the year ended August 31, 2013; 3.27% for the year ended August 31, 2012; 3.34% for the year ended August 31, 2011; 3.41% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class C Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 14.14		$ 12.65		$ 11.60		$ 9.57		$ 7.26
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.25)		(0.18)		(0.25)		(0.37)		(0.29)
Net realized and unrealized gain (loss)	3.25		1.77		1.90		2.40		2.60
Total from investment operations	3.00		1.59		1.65		2.03		2.31
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	(0.88)		(0.10)		(0.60)		-		-
Total dividends and distributions	(0.88)		(0.10)		(0.60)		-		-

Redemption Fees	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 16.26		$ 14.14		$ 12.65		$ 11.60		$ 9.57
Total Return*	21.78%		12.64%		15.22%		21.21%		31.82%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 6,901		$ 5,881		$ 6,119		$ 5,974		$ 868
Ratio of net operating expenses to
average net assets (2)	2.86%		2.90%		3.19%		3.27%	(3)	3.68%
Ratio of net investment income (loss) to
average net assets	(1.62)%		(1.35)%		(2.06)%		(2.81)%		(3.35)%
Portfolio Turnover Rate	25%		33%		25%		603%		334%

	Energy & Basic Materials Portfolio - Class C Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 12.52		$ 10.94		$ 11.79		$ 9.21		$ 8.82
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.29)		(0.23)		(0.18)		(0.35)		(0.28)
Net realized and unrealized gain (loss)	2.23		1.81		(0.67)		2.93		0.67
Total from investment operations	1.94		1.58		(0.85)		2.58		0.39
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	-		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 14.46		$ 12.52		$ 10.94		$ 11.79		$ 9.21
Total Return*	15.49%		14.44%		(7.21)%		28.01%		4.42%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 168		$ 240		$ 233		$ 255		$ 186
Ratio of net operating expenses to
average net assets (4)	3.61%		4.00%		3.84%		3.69%	(5)	3.64%
Ratio of net investment income (loss) to
average net assets	(2.14)%		(1.93)%		(1.55)%		(2.72)%		(2.77)%
Portfolio Turnover Rate	114%		30%		46%		56%		65%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 2.87% for the year ended August 31, 2014; 2.91% for the year ended August 31, 2013: 3.20% for the year ended August 31, 2012; 3.27% for the year ended August 31, 2011; 3.71% during the year ended August 31, 2010.

(3) During the year ended August 31, 2011 the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 3.18% for the year ending August 31, 2011 for the Technology & Communications Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.62% for the year ended August 31, 2014; 4.03% for the year  ended August 31, 2013; 3.85% for the year ended August 31, 2012; 3.70% for the year ended August 31, 2011; 3.64% during the year ended August 31, 2010.

(5) During the years ended August 31, 2011, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 3.55% for the year ending August 31, 2011 for the Energy & Basic Materials Portfolio.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class C Shares

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	August 31,	August 31,		August 31,		August 31,		August 31,
	2014	2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 6.62	$ 5.39		$ 4.97		$ 5.00		$ 5.73
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.16)	(0.12)		(0.08)		(0.14)		(0.16)
Net realized and unrealized gain (loss)	1.18	1.35		0.50		0.11		(0.57)
Total from investment operations	1.02	1.23		0.42		(0.03)		(0.73)
Dividends and Distributions:
Dividends from net investment income	-	-		-		-		-
Distributions from realized gains	-	-		-		-		-
Total dividends and distributions	-	-		-		-		-

Redemption Fees	-	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 7.64	$ 6.62		$ 5.39		$ 4.97		$ 5.00
Total Return*	15.41%	22.82%		8.45%		(0.60)%		(12.74)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 43	$ 34		$ 26		$ 30		$ 29
Ratio of net operating expenses to
average net assets (2)	4.00%	4.00%		3.99%		3.99%		3.99%
Ratio of net investment income (loss) to
average net assets	(2.15)%	(1.90)%		(1.64)%		(2.45)%		(2.86)%
Portfolio Turnover Rate	18%	19%		33%		56%		104%

	Investment Quality Bond Portfolio - Class C Shares

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	August 31,	August 31,		August 31,		August 31,		August 31,
	2014	2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.81	$ 10.24		$ 10.26		$ 10.54		$ 10.16
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01	0.03		0.08		0.16		0.21
Net realized and unrealized gain (loss)	0.09	(0.29)		0.14		(0.10)		0.38
Total from investment operations	0.10	(0.26)		0.22		0.06		0.59
Dividends and Distributions:
Dividends from net investment income	(0.01)	(0.03)		(0.08)		(0.16)		(0.21)
Distributions from realized gains	(0.07)	(0.14)		(0.16)		(0.18)		-
Total dividends and distributions	(0.08)	(0.17)		(0.24)		(0.34)		(0.21)

Redemption Fees	-	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.83	$ 9.81		$ 10.24		$ 10.26		$ 10.54
Total Return*	1.07%	(2.54)%		2.16%		0.64%		5.82%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 330	$ 315		$ 436		$ 558		$ 559
Ratio of net operating expenses to
average net assets (3)	2.27%	2.44%		2.56%		2.51%		2.75%
Ratio of net investment income (loss) to
average net assets	0.15%	0.29%		0.75%		1.58%		1.99%
Portfolio Turnover Rate	42%	24%		43%		26%		31%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.89% for the year ended August 31, 2014; 6.80% for the year ended August 31, 2013; 5.01% for the year ended August 31, 2012; 5.19% for the year ended August 31, 2011; 4.84% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.36% for the year ended August 31, 2014; 2.44% for the year ended August 31, 2013; 2.56% for the year ended August 31, 2012; 2.51% for the year ended August 31, 2011; 2.72% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class C Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.82		$ 10.20		$ 9.96		$ 10.08		$ 9.71
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.01		0.04		0.04		0.10
Net realized and unrealized gain (loss)	0.23		(0.38)		0.23		(0.12)		0.37
Total from investment operations	0.24		(0.37)		0.27		(0.08)		0.47
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.01)		(0.03)		(0.04)		(0.10)
Distributions from realized gains	(0.23)		-		-		-		-
Total dividends and distributions	(0.24)		(0.01)		(0.03)		(0.04)		(0.10)

Redemption Fees	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.82		$ 9.82		$ 10.20		$ 9.96		$ 10.08
Total Return*	2.49%		(3.64)%		2.76%		(0.75)%		4.83%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 183		$ 175		$ 182		$ 349		$ 364
Ratio of net operating expenses to
average net assets (2)	2.58%		2.75%		2.25%		2.45%		2.90%
Ratio of net investment income (loss) to
average net assets	0.11%		0.10%		0.44%		0.44%		0.98%
Portfolio Turnover Rate	21%		0%		13%		31%		17%

	U.S. Government Money Market Portfolio - Class C Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	-		-		-		-		-
Total from investment operations	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	0.00	**	(0.00)	**	(0.00)	**
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.00)	**	(0.00)	**	0.00	**	(0.00)	**	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Total Return*	0.01%		0.01%		0.01%		0.01%		0.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 241		$ 259		$ 302		$ 323		$ 371
Ratio of net operating expenses to
average net assets (3)	0.05%		0.12%		0.12%		0.14%		0.15%	(4)
Ratio of net investment income (loss) to
average net assets	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 3.66% for the year ended August 31, 2014;  3.48% for the year ended August 31, 2013; 3.02% for the year ended August 31, 2012; 2.61% for the year ended August 31, 2011; 3.26% during the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.93% for the year ended August 31, 2014; 1.99% for the year ended August 31, 2013; 2.08% for the year ended August 31, 2012; 1.99% for the year ended August 31, 2011; 2.48% for the year ended August 31, 2010.

(4) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.  The ratio of net operating expenses to average daily net assets including these expenses was 1.13% during the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

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Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?		Call 1-800-807-FUND

Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my	To protect your personal information from unauthorized access personal information?

and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

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seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

•

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

CLASS C SHARES

PROSPECTUS

Additional information about each Portfolio’s investments is available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-(800) 807- FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at:  www.saratogacap.com

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.

CLASS I SHARES
PROSPECTUS DATED DECEMBER 31, 2014

T H E   S A R A T O G A   A D V A N T A G E   T R U S T

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company comprised of mutual fund portfolios each with its own distinctive investment objectives and policies, 12 of which are described herein.

The Portfolios are managed by Saratoga Capital Management, LLC (the "Manager").  Each Portfolio is advised by an Investment Adviser selected and supervised by the Manager.

Shares of the Portfolios are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor's objectives and risk tolerance. An asset allocation methodology developed by the Manager, the Saratoga Strategic Horizon Asset Reallocation Program® (the "SaratogaSHARP® Program"), may be utilized in this regard by investment advisers that have entered into agreements with the Manager. The Manager receives a fee from the investment advisers that have entered into such agreements with the Manager. Shares of the Portfolios are also available to other investors and advisory services.

The Securities And Exchange Commission Has Not Approved Or Disapproved These Securities Or Passed Upon The Adequacy Of This Prospectus.  Any Representation To The Contrary Is A Criminal Offense.

PORTFOLIO	TICKER	PORTFOLIO	TICKER
U.S. Government Money Market	SGMXX	Small Capitalization	SSCPX
Investment Quality Bond	SIBPX	International Equity	SIEPX
Municipal Bond	SMBPX	Health & Biotechnology	SBHIX
Large Capitalization Value	SLCVX	Technology & Communications	STPIX
Large Capitalization Growth	SLCGX	Financial Services	SFPIX
Mid Capitalization	SMIPX	Energy & Basic Materials	SEPIX

PORTFOLIO SUMMARY:   U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective:  The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

U.S. Government Money Market Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.455%
Total Annual Portfolio Operating Expenses	0.930%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

Principal Investment Strategies:  The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.  The U.S. government securities that the Portfolio may purchase include:

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U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

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Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

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Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations.  Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank.  Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.  In September 2008, the Treasury announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into conservatorship.

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Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective.  Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. These risks may be greater in the current market environment because interest rates are at historically low levels. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds once implemented.

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Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.02% (quarter ended December 31, 2006) and the lowest return for a calendar quarter was 0.00% (quarter ended December 31, 2012).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
U.S. Government Money Market Portfolio:	0.01%	0.01%	1.08%
90 Day T-Bills	0.05%	0.10%	1.59%
Index: (Reflects no deduction for fees, expenses or taxes)
Lipper U.S. Treasury Money Market Index	0.00%	0.01%	1.29%

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Manager:   Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser: CLS Investments, LLC (“CLS” or the “Adviser”) has served as Adviser to the Portfolio since August 2011.

Purchase and Sale of Portfolio Shares:   There is no minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective: The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Investment Quality Bond Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.81%
Total Annual Portfolio Operating Expenses	1.36%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$138	$431	$745	$1,635

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.  Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. Government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through

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securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.  Ginnie Mae securities are backed by the full faith and credit of the United States.  Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States, but they have the right to borrow from the U.S. Treasury to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Fixed-Income Securities Risk.   Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.  These risks may be greater in the current market environment because certain interest rates are at historically low levels.

Mortgage-Backed Securities and Prepayment Risk.  Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline.  Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal.  Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment faster or slower than expected by the Adviser could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value.

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Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.  Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

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ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.48% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -1.75% (quarter ended June 30, 2004).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 0.96%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Investment Quality Bond Portfolio:
Return Before Taxes	-0.92%	2.90%	3.02%
Return After Taxes on Distributions	-1.64%	1.86%	1.89%
Return After Taxes on Distributions and Sale of Portfolio Shares	-0.39%	1.97%	1.99%
Indices: (Reflects no deduction for fees, expenses or taxes)
Barclays Intermediate U.S. Government/Credit Bond Index	-1.25%	2.20%	3.74%
Lipper Short-Intermediate Investment Grade Debt Funds Index	-0.15%	5.22%	3.68%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax

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deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager: Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Fox Asset Management LLC (“Fox” or the “Adviser”) has served as the Portfolio’s Adviser since September 1994.  The Portfolio is managed by a management team consisting of portfolio managers as well as analysts.  The members of the team who are primarily responsible for the day-to-day management of the Portfolio are William Howarth, William Dodge, CFA, and Thomas Luster, CFA. Mr. Howarth is a Vice President of Fox, which he joined in 2006 and Mr. Dodge, who joined Fox in 2005, is Co-Director of Fox. Mr. Luster, who is a Vice President and Director of Investment Grade Fixed Income at Eaton Vance, became a member of the Fox fixed income team as well in 2012.

Purchase and Sale of Portfolio Shares: There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  MUNICIPAL BOND PORTFOLIO

Investment Objective:  The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Municipal Bond Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	2.12%
Total Annual Portfolio Operating Expenses	2.67%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$270	$829	$1,415	$3,003

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was21% of the average value of its portfolio.

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Principal Investment Strategies:  As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or, Fitch Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative minimum tax," although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income. Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Credit and Interest Rate Risk.  Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. These risks may be greater in the current market environment because certain

11

interest rates are at historically low levels. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

The Portfolio’s investments in municipal bonds in the fourth highest grade are considered speculative.  The ratings of municipal bonds do not ensure the stability or safety of the Portfolio’s investments.

Tax Risk.  There is no guarantee that the Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Portfolio's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

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ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -3.25% (quarter ended December 31, 2010).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 2.03%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Municipal Bond Portfolio:
Return Before Taxes	-2.00%	2.66%	1.88%
Return After Taxes on Distributions	-2.55%	2.55%	1.76%
Return After Taxes on Distributions and Sale of Portfolio Shares	-0.27%	2.38%	1.96%
Indices: (Reflects no deduction for fees, expenses or taxes)
Barclays Municipal Bond Index	-2.55%	5.89%	4.29%
Lipper General Municipal Debt Funds Index	-3.84%	7.08%	3.90%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.  Adviser:  Fox Asset Management LLC (“Fox” or the “Adviser”) has served as the Adviser to the Portfolio since April 2009.  The Portfolio is managed by a management team consisting of portfolio managers as well as analysts.  The members of the team who are primarily responsible for the day-to-day management of the Portfolio are William Howarth, William Dodge, CFA, and Thomas Luster, CFA. Mr. Howarth is a Vice President of Fox, which he joined in 2006 and Mr. Dodge, who joined Fox in 2005, is Co-Director of

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Fox. Mr. Luster, who is a Vice President and Director of Investment Grade Fixed Income at Eaton Vance, became a member of the Fox fixed income team in 2012.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  It is anticipated that the Portfolio’s distributions normally will be exempt from federal income taxes, but not including federal alternative minimum tax.  However, a portion of the Portfolio’s distributions may not qualify as exempt.  Interest, dividends and all capital gains may be subject to federal, state and federal alternative minimum tax, unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective:  The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Large Capitalization Value Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.56%
Total Annual Portfolio Operating Expenses	1.21%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants.   In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The

15

Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Value Style Investing Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

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Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments.  For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

 During the periods shown in the bar chart, the highest return for a calendar quarter was 17.77% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.01% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 7.21%.

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AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Large Capitalization Value Portfolio:
Return Before Taxes	40.50%	19.63%	3.96%
Return After Taxes on Distributions	40.33%	19.58%	3.67%
Return After Taxes on Distributions and Sale of Portfolio Shares	22.92%	16.03%	3.20%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500®/Citigroup Value Index	32.15%	16.61%	7.27%
Morningstar Large Value Average	31.15%	16.04%	6.53%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  M.D. Sass Investors Services, Inc. (“M.D. Sass” or the “Adviser”) has served as the Adviser to the Portfolio since August 2008.  The Portfolio is managed by a team of portfolio analysts.  The member of the team who has primary responsibility for the day-to-day management of the Portfolio is Martin D. Sass, who is Chairman and Chief Executive Officer of M.D. Sass.  Mr. Sass formed M.D. Sass in 1972.  Mr. Sass has served the Portfolio as Portfolio Manager since August 2008.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective:  The Large Capitalization Growth Portfolio seeks capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Large Capitalization Growth Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.56%
Total Annual Portfolio Operating Expenses	1.21%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies across a wide range of sectors and industries. The Adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term secular and profitable growth, and management teams focused on creating long-term value for shareholders. The Adviser aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.  The Adviser will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change has occurred within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available,

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when the current price fully reflects intrinsic value, or for other investment reasons which the Adviser deems appropriate.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities.   Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk.  Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

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Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

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ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.91% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -26.88% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 5.42%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Large Capitalization Growth Portfolio:
Return Before Taxes	36.25%	23.85%	8.50%
Return After Taxes on Distributions	35.11%	23.05%	8.14%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.30%	19.67%	6.95%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500®/Citigroup Growth Index	32.79%	19.24%	7.47%
Morningstar Large Growth Average	33.87%	18.59%	6.80%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be

22

higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.  Stock selection for the Portfolio is made by Loomis Sayles’ Large Cap Growth team that consists of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Aziz V. Hamzaogullari, CFA.  Prior to joining Loomis Sayles in 2010 as a Vice President, Mr. Hamzaogullari was Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC from 2006 to 2010.  He was head of Evergreen’s Berkeley Street Growth Equity team and was the Portfolio Manager and Director of Fundamental Equity Research.  Mr. Hamzaogullari received a bachelor’s degree in management from Bilkent University in Turkey and an M.B.A. from George Washington University.  He holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Purchase and Sale of Portfolio Shares:   There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:   If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO

Investment Objective: The Mid Capitalization Portfolio seeks long-term capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Mid Capitalization Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.72%
Acquired Fund Fees and Expenses (1)	0.16%
Total Annual Portfolio Operating Expenses	1.63%

  (1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$166	$514	$887	$1,933

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

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Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter (“OTC”) markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

• use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

• use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when

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interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Medium and Small Capitalization Companies Risk. The Portfolio may also invest in small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the

26

imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.  Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

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Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.19% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -22.27% (quarter ended September 30, 2011).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 4.85%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Mid Capitalization Portfolio:
Return Before Taxes	41.71%	19.82%	9.29%
Return After Taxes on Distributions	37.44%	19.09%	7.83%
Return After Taxes on Distributions and Sale of Portfolio Shares	25.22%	16.01%	7.28%
Indices: (Reflects no deduction for fees, expenses or taxes)
Russell Midcap® Index	34.76%	22.36%	10.22%
Morningstar Mid Capitalization Blend Average	34.35%	20.28%	8.61%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax

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deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson” or the “Adviser”) has served as the Adviser to the Portfolio since April 2006.  The Portfolio is advised by Vaughan Nelson’s Mid Cap Value team which consists of portfolio managers and analysts.  The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chad D. Fargason, PhD, Chris D. Wallis, CFA and Scott J. Weber, CFA.    Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006.  Dr. Fargason, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2013 and has served the Portfolio as a Senior Portfolio Manager since November 2013; prior to joining Vaughan Nelson, Dr. Fargason was a Director at KKR & Co. from 2003 to 2013.  Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999.  Scott J. Weber, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2003.  Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006.  Mr. Weber has served the Portfolio as Senior Portfolio Manager since November 2006.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  SMALL CAPITALIZATION PORTFOLIO

Investment Objective:  The Small Capitalization Portfolio seeks maximum capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Small Capitalization Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service ( 12b-1) Fees	NONE
Other Expenses	0.70%
Total Annual Portfolio Operating Expenses	1.35%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$137	$428	$739	$1,624

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2014 was $38 million to $7.2 billion.  The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year.  The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock.  In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and

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price-to-cash flow multiples.  The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized.  The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets.  Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates.  While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends.  The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.  Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.  Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk.  The Portfolio's investments in small and medium capitalization companies carry more risk than investments in larger companies.  While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general.  In addition, small capitalization companies may not pay a dividend.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

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Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.67% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.59% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was -1.43%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Small Capitalization Portfolio:
Return Before Taxes	32.13%	15.61%	8.56%
Return After Taxes on Distributions	27.81%	14.69%	6.81%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.50%	12.61%	7.02%
Indices: (Reflects no deduction for fees, expenses or taxes)
Russell 2000® Index	38.82%	20.08%	9.07%
Morningstar Small Blend Average	37.55%	20.30%	8.67%

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The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Fox Asset Management, LLC (“Fox” or the “Adviser”) has served as Adviser to the Portfolio since January 2001. The Portfolio is managed by a management team that consists of portfolio managers as well as analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, CFA, Co-Director of the firm and a member of the firm's Investment Committee.  Mr. Greene joined Fox in 1998 and has served the Portfolio as Portfolio Manager since September 2006.  Other members of the Small Cap Team include J. Bradley Ohlmuller, CFA and Patrick J. O’Brien.  Mr. Ohlmuller, a Vice President and Equity Portfolio Manager, joined Fox in 2004 and is a member of the firm’s Investment Committee.  Mr. O’Brien, a Vice President and Equity Portfolio Manager, joined Fox in 2012; he is a member of the firm’s Investment Committee.  He was previously a portfolio manager and analyst at Brown/Advisory/ABIM since 2001.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  INTERNATIONAL EQUITY PORTFOLIO

Investment Objective:  The International Equity Portfolio seeks long-term capital appreciation.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

International Equity Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	1.56%
Total Annual Portfolio Operating Expenses	2.31%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$234	$721	$1,235	$2,646

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage.  Emphasis is placed on bottom-up stock selection.  In addition, the Adviser considers four global opportunity fundamentals- Macro, Political, Business and Portfolio diversification- to assist in the basis of portfolio construction.  A stock is sold when it no longer meets the Adviser’s criteria.

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Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory

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requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled “Additional Information About Investment Strategies and Related Risks.”

 Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with  indexes of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

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ANNUAL TOTAL RETURNS – CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.77% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.89% (quarter ended September 30, 2011).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio’s Class I shares was -4.57%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
International Equity Portfolio:
Return Before Taxes	12.51%	8.69%	3.79%
Return After Taxes on Distributions	11.45%	8.13%	3.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	7.07%	6.64%	2.92%
Index: (Reflects no deduction for fees, expenses or taxes)
MSCI ACWI EX-USA*	15.29%	12.81%	7.57%
MSCI EAFE® Index (U.S. dollars)	22.78%	12.44%	6.91%
Morningstar Foreign Large Blend Average	19.29%	11.89%	6.41%

*Effective as of August 28, 2014 the Portfolio’s benchmark was changed to the MSCI ACWI EX-USA, which more closely aligns with the Portfolio’s investment strategies.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

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Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser: DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo” or the “Adviser”) has served as Adviser to the Portfolio since November 2009.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Regina Chi.  Ms. Chi is the portfolio manager for DePrince, Race & Zollo’s International Equity team, having previously served as the Director of Research for DePrince, Race & Zollo's International Equity team since February 2010.  Prior to joining DePrince, Race & Zollo, Inc., Ms. Chi was employed at Oppenheimer Capital as Senior Vice President in the International Equities Group. Prior to that, Ms. Chi was Senior Portfolio Manager and Vice President at Federated Investors and Vice President/Senior Research Analyst at Clay Finlay, Inc.  Ms. Chi has served the Portfolio as Portfolio Manager since December 2012.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO

Investment Objective: The Health & Biotechnology Portfolio seeks long-term capital growth.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Health & Biotechnology Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.73%
Total Annual Portfolio Operating Expenses	1.98%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$201	$621	$1,068	$2,306

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies: The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

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Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not

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necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market

41

developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

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Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1,  5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.63% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -15.46% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 11.16%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Health & Biotechnology Portfolio:
Return Before Taxes	36.71%	20.69%	9.06%
Return After Taxes on Distributions	34.95%	20.38%	8.92%
Return After Taxes on Distributions and Sale of Portfolio Shares	22.18%	16.96%	7.45%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
S&P 500® Healthcare Index	38.74%	15.73%	6.27%

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The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as the Adviser to the Portfolio since July 2005.  Mark W. Oelschlager, Portfolio Manager, is responsible for stock selection for the Portfolio and the day-to-day management of the Portfolio.  Mr. Oelschlager, CFA, is a Research Analyst and Portfolio Manager at Oak Associates, which he joined in 2000. Mr. Oelschlager has served the Portfolio as Portfolio Manager since July 2005.

Purchase and Sale of Portfolio Shares: There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Investment Objective: The Technology & Communications Portfolio seeks long-term growth of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Technology & Communications Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.62%
Total Annual Portfolio Operating Expenses	1.87%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$190	$588	$1,011	$2,190

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among

45

others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with:  (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to:  (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of exchange-traded funds (“ETFs”), options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions.  Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities.  Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

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Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk.  Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies, which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies

47

have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

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Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance.  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

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ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.22% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -23.40% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 4.73%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Technology & Communications Portfolio:
Return Before Taxes	34.17%	27.76%	10.95%
Return After Taxes on Distributions	32.63%	27.23%	10.71%
Return After Taxes on Distributions and Sale of Portfolio Shares	20.53%	23.12%	9.10%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Science & Technology Funds Index	36.79%	22.39%	7.69%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Advisers:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Stock selection for Loomis Sayles’ portion of the Portfolio is made by a Loomis Sayles team led by Anthony R. Ursillo, CFA and Richard C. Crable, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of Loomis

50

Sayles’ portion of the Portfolio.  Mr. Ursillo, Vice President, joined Loomis Sayles in 1999.  Mr. Crable, Vice President, joined Loomis Sayles in 1998.  They have served as portfolio managers to the Portfolio since August 2011.

Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Mark W. Oelschlager, CFA and Robert D. Stimpson, CFA are responsible for stock selection for Oak Associates’ portion of the Portfolio and the day-to-day management of Oak Associates’ portion of the Portfolio.  They have served as portfolio managers to the Portfolio since August 2011.  Mr. Oelschlager joined Oak Associates in 2000 and serves as a Research Analyst and Portfolio Manager.  Mr. Stimpson joined Oak Associates in 2001 and also serves as a Research Analyst and Portfolio Manager.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  FINANCIAL SERVICES PORTFOLIO

Investment Objective:  The Financial Services Portfolio seeks long-term growth of capital.

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Financial Services Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	2.64%
Total Annual Portfolio Operating Expenses	3.89%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$391	$1,187	$2,000	$4,113

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) competitive position; (ii) profitability; (iii) financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) business

52

strategy; (v) earnings trends/earnings per share growth revisions; and (vi) valuation using discounted cash flow analysis.

“Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year or any company which is included in the S&P Financial Sector Index. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks: There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

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Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.   The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.  Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic

54

conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.  Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risks. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key

55

management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.63% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -31.71% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 2.55%.

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AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
Financial Services Portfolio:
Return Before Taxes	31.40%	8.93%	0.56%
Return After Taxes on Distributions	31.40%	8.93%	-0.22%
Return After Taxes on Distributions and Sale of Portfolio Shares	17.77%	7.06%	0.67%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Financial Services Funds Index	38.14%	14.63%	2.23%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.   Stock selection for the Portfolio is made by Thomas M. Finucane, who is primarily responsible for the day-to-day management of the Portfolio. Mr. Finucane joined Loomis Sayles in 2006 and is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.    Mr. Finucane has served the Portfolio as portfolio manager since October 2006.

Purchase and Sale of Portfolio Shares: There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY:  ENERGY & BASIC MATERIALS PORTFOLIO

Investment Objective:  The Energy & Basic Materials Portfolio seeks long-term growth of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Energy & Basic Materials Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service ( 12b-1) Fees	NONE
Other Expenses	1.39%
Total Annual Portfolio Operating Expenses	2.64%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$267	$820	$1,400	$2,973

Portfolio Turnover:   The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration,

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development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis Sayles establishes company-specific price targets and position weights.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

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Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability.  In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value,

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especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.  Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

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Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1,  5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.05% (quarter ended September 30, 2005) and the lowest return for a calendar quarter was -32.62% (quarter ended December 31, 2008).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was -2.53%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 years
Energy & Basic Materials Portfolio:
Return Before Taxes	25.23%	14.32%	10.09%
Return After Taxes on Distributions	25.23%	14.32%	8.62%
Return After Taxes on Distributions and Sale of Portfolio Shares	14.28%	11.54%	8.33%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	32.39%	17.94%	7.41%
Lipper Natural Resources Funds Index	26.55%	14.74%	12.43%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be

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higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager:  Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser:    Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as Adviser to the Portfolio since April 2007.  Stock selection for the Portfolio is made by a team led by David Cohen, CFA, and Salil Sharma, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Portfolio.  Mr. Cohen, a vice president and portfolio manager of Loomis Sayles and Mr. Sharma, a vice president and portfolio manager of Loomis Sayles, joined Loomis Sayles in 2005 and 2013, respectively, and have served the Portfolio as co-portfolio managers since April 1, 2014. Before joining Loomis Sayles, Mr. Sharma was a senior analyst at Jasinkiewicz Capital Management which he joined in August, 2009.  Prior to that, Mr. Sharma worked at Highbridge Capital Management.

Purchase and Sale of Portfolio Shares:  There is a $250 minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

This section provides additional information relating to each Portfolio's investment strategies.

INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

DEFENSIVE INVESTING. The Portfolios are intended primarily as vehicles for the implementation of a long-term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

FORWARD CURRENCY CONTRACTS. Certain Portfolios’ investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

DERIVATIVES AND OTHER STRATEGIES.  Each of the Portfolios may invest in options, futures, foreign securities, foreign currencies, and other derivatives (collectively, "Derivative Transactions"), and may enter into certain types of short sales. If these practices are used by a Portfolio, the intent would be primarily to hedge the Portfolio's holdings. For example, a Portfolio may purchase or sell options contracts on equity securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio. Or, a Portfolio may purchase or sell stock index futures contracts and might purchase put options or write call options on such futures contracts to protect against a general stock market decline or decline in a specific market sector that could adversely affect the Portfolio's holdings.

Investing for hedging purposes may result in certain transaction costs, which may reduce a Portfolio's performance. In addition, no assurances can be given that hedging will be implemented or that each derivative position will achieve a perfect correlation with the security or currency being hedged against.

PARTICIPATION NOTES.  The International Equity Portfolio may invest in participation notes (“P-Notes”).

EXCHANGE-TRADED FUNDS. The Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of their net assets in shares of various ETFs.  No more than 5% of a Portfolio's net assets will be invested in any one ETF. Each of these Portfolios may count investments in ETFs towards their 80% investment policy.

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REAL ESTATE INVESTMENT TRUSTS AND FOREIGN REAL ESTATE COMPANIES.  Real estate investment trusts (“REITs”) and foreign real estate companies pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.  A shareholder, by investing in REITs and foreign real estate companies indirectly through a Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

MONEY MARKET FUNDS.  Each Portfolio’s cash balances may be invested in money market funds.

ADDITIONAL RISK INFORMATION

This section provides information relating to risks of investing in the Portfolios in addition to the principal risks described previously.

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

FOREIGN SECURITIES. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value,

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especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.  Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

EMERGING MARKETS RISK. Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging market economies is generally less than in more developed markets.

JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock Index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the

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possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be OTC options, which are options negotiated with dealers; there is no secondary market for these investments.

FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

DERIVATIVES.  A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index.  The derivatives primarily used by the Portfolio include options, futures and swaps.  Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment.  Many derivatives are entered into over-the-counter (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery.  The Portfolio may also lose money on a derivative if the issuer fails to pay the amount due.  If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive).

The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser anticipated.  The Portfolio may incur higher taxes as a result of its investing in derivatives.

PARTICIPATION NOTES. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security. However, the holder of a P-Note generally does not receive voting rights as it would if it directly owned the underlying security.

P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, subjecting a Portfolio to counterparty risk. Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a P-Note, a Portfolio is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Portfolio would lose its investment. The risk that a Portfolio may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Portfolio purchases P-Notes issued by one issuer or a small number of issuers. P-Notes also include transaction costs in addition to those applicable to a direct investment in securities.

Due to liquidity and transfer restrictions, the secondary markets on which P-Notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in a Portfolio. The ability of a Portfolio to value its securities becomes more

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difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Portfolio’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for a Portfolio to accurately assign a daily value to such securities.

SMALL AND MEDIUM CAPITALIZATION COMPANIES. Certain Portfolios may invest in companies with small and/or medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Small and medium capitalization companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Small and medium capitalization companies are often traded in the OTC market, and the low market liquidity of these securities may have an adverse effect on the ability of a Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger capitalization securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Small and medium capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, small and medium capitalization companies may not pay a dividend. Although income may not be a primary goal of a Portfolio, dividends can cushion returns in a falling market.

MICRO CAP COMPANIES.  Certain Portfolios may invest in companies with micro capitalizations. Micro capitalization stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Portfolio realizes a gain, if any, on an investment in a micro capitalization company.

CONVERTIBLE SECURITIES.  Certain Portfolios may invest a portion of their assets in convertible securities, which are securities that generally pay interest and may be converted into common stock.  These securities may carry risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

PORTFOLIO TURNOVER. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

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INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

EXCHANGE-TRADED FUNDS. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or portfolio securities  rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), if the Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio or Energy & Basic Materials Portfolio invest in shares of ETFs, they would, bear their ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which a Portfolio may invest may be leveraged.  As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

REAL ESTATE INVESTMENT TRUSTS AND FOREIGN REAL ESTATE COMPANIES.   REITs and foreign real estate companies expose a Portfolio to the risks of the real estate market.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies, competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  REITs and foreign real estate companies may also be affected by risks similar to those associated with investment in debt securities, including changes in interest rates and the quality of credit extended.  REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type.  In addition, defaults on or sales of investments the REIT holds could reduce the cash flow needed to make distributions to investors. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

PORTFOLIO HOLDINGS

A description of the Portfolios’ policies and procedures with respect to the disclosure of each of the Portfolios’ securities is available in the Trust’s Statement of Additional Information.

The Trust discloses each Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. Each Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

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In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT

INVESTMENT MANAGER

Saratoga Capital Management, LLC serves as the Trust’s Manager and is located at 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395. Saratoga Capital Management, LLC is a Delaware limited liability company.  The Manager and the Trust have obtained an exemptive order (the "Order") from the SEC that permits the Manager to enter into investment advisory agreements with advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements, including fees, without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. This means that the Manager can reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee.  The Manager compensates each Adviser out of its management fee.

The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval. The management fee for each Portfolio is computed daily and paid monthly at the following annual percentage rates of the average daily net assets of the Portfolios:

Portfolio	Management Fee
U.S. Government Money Market Portfolio	0.475%
Investment Quality Bond Portfolio	0.55%
Municipal Bond Portfolio	0.55%
Large Capitalization Value Portfolio	0.65%
Large Capitalization Growth Portfolio	0.65%
Mid Capitalization Portfolio	0.75%
Small Capitalization Portfolio	0.65%
International Equity Portfolio	0.75%
Health & Biotechnology Portfolio	1.25%
Technology & Communications Portfolio	1.25%
Financial Services Portfolio	1.25%
Energy & Basic Materials Portfolio	1.25%

Expense Reductions and Reimbursements and Net Expenses.  The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, fees waived and expenses paid by the Manager are subject to reimbursement by the relevant class of the Portfolio within three (3) years of the end of the fiscal year in which such fees were waived or expenses were paid.  Prior Board approval is required with respect to any

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such expense reimbursements.  No reimbursement payment will be made by a Portfolio if it would result in that Portfolio exceeding its current Expense Cap.  Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.   Currently, the Manager is voluntarily limiting total annual operating expenses of the Portfolios as follows:

Portfolio	Expense Cap
Large Capitalization Growth Portfolio	2.60%
Large Capitalization Value Portfolio	2.60%
Mid Capitalization Portfolio	2.60%
Small Capitalization Portfolio	2.60%
International Equity Portfolio	2.90%
Investment Quality Bond Portfolio	1.90%
Municipal Bond Portfolio	1.90%
U.S. Government Money Market Portfolio	1.75%
Health & Biotechnology Portfolio	3.00%
Technology & Communications Portfolio	3.00%
Financial Services Portfolio	3.00%
Energy & Basic Materials Portfolio	3.00%

ADVISERS

The following sets forth certain information about each of the Advisers:

CLS Investments, LLC (“CLS”), a registered investment adviser, serves as Adviser to the U.S. Government Money Market Portfolio.  CLS (including its predecessor corporation) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989.  CLS is located at 17605 Wright Street, Omaha, NE 68130.  As of September 30, 2014, CLS had approximately $6.5 billion in assets under management.  CLS is an affiliate of Gemini Fund Services, LLC, the Trust’s Administrator/Transfer Agent, and Northern Lights Distributors, LLC, the Trust’s Distributor.

DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo”), a registered investment adviser, serves as the Adviser to the International Equity Portfolio.  DePrince, Race & Zollo, an independent investment management firm founded in 1995, is located at 250 Park Avenue South, Suite #250, Winter Park, Florida 32789.  As of September 30, 2014, DePrince, Race & Zollo had approximately $7.86 billion in assets under management.

Fox Asset Management LLC ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond, Municipal Bond and Small Capitalization Portfolios. Fox was formed in 1985. In 2011, Fox’s parent company, Eaton Vance Corp., acquired the remaining portion of Fox that it did not already own, resulting in Fox becoming a wholly owned subsidiary. Fox is located at 1040 Broad Street, Suite 203, Shrewsbury, New Jersey 07702. As of September 30, 2014, assets under management by Fox were approximately $1.22 billion.

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as the Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio, Large Capitalization Growth Portfolio and a portion of the Technology & Communications Portfolio.  Loomis Sayles advises institutional, high net worth and mutual fund clients. Loomis Sayles managed assets of approximately $223.2 billion as of September 30, 2014.

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M.D. Sass Investors Services, Inc. (“M.D. Sass”), a registered investment adviser founded in 1972, serves as the Adviser to the Large Capitalization Value Portfolio.  M.D. Sass is a privately-owned investment manager for family offices, high net worth individuals, and institutional investors such as corporations, endowments and foundations.  As of September 30, 2014, M.D. Sass advised accounts having assets of approximately $7 billion.  M.D. Sass is located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036-2699.

Oak Associates ltd. (“Oak Associates”), a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355, serves as the Adviser to the Health & Biotechnology Portfolio and a portion of the Technology & Communications Portfolio.  Oak Associates advises mutual funds and other investors. As of September 30, 2014, Oak Associates had approximately $827.6 million in assets under management.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), a registered investment adviser located at 600 Travis, Suite 6300, Houston, Texas 77002-3701, serves as the Adviser to the Mid Capitalization Portfolio.  With $10.8 billion of assets under management as of September 30, 2014, Vaughan Nelson provides investment services to foundations, endowments, institutions, corporate pension funds, mutual funds and families/individuals.

A discussion regarding the basis for the Board of Trustee’s approval of the Investment Management Agreement and the Advisory Agreements of the Portfolios is available in the Portfolios’ Annual Report to Shareholders for the fiscal year ended August 31, 2014.

ADMINISTRATION

The Bank of New York Mellon, located at One Wall Street, 25th Floor, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust's transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust.  As such, they manage the administrative affairs of the Trust, calculate the net asset value of the shares of each Portfolio, and create and maintain the Trust's required financial records.

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SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments. The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, a Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Adviser determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees.   Securities also may be fair valued in the event of a development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent a Portfolio invests in ETFs, such Portfolio’s net asset value is calculated, in relevant part, based upon the net asset values of such ETFs (which are registered open-end management investment companies). The Prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

PURCHASE OF SHARES

Purchase of shares of a Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Trust's distributor (the "Distributor"), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. Purchase requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Requests received after the close of regular trading will receive the net asset value per share determined on the

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following business day. A purchase order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolios, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Make all checks payable to a Portfolio.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. Not all share classes may be available for purchase in all states.  For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Note:  Gemini Fund Services, LLC, the Portfolio’s Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in a Portfolio, contact the Trust at 1-800-807-FUND to receive wiring instructions and to notify the Trust that a wire transfer is coming.  Any commercial bank can transfer same-day funds by wire.  The Trust will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Trust’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

PURCHASE OF SHARES IN GOOD ORDER.  All purchase requests directly through the Transfer Agent must be received by the Transfer Agent in “good order.”   This means that your request must include:

•

The Portfolio and account number.

•

The amount of the transaction (in dollars or shares).

•

Accurately completed orders.

•

Any supporting legal documentation that may be required.

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If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Trust shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus. Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  What this means to you:  when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you.  If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Generally, the Consulting Programs provide advisory services in connection with investments among the Portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use the Manager's SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, the Manager may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. The Manager receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Portfolio shares or by separate payment.

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OTHER ADVISORY PROGRAMS. Shares of the Portfolios are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment advisor must be approved by the Manager. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. For Class I shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Consulting Broker or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

Generally, each Saratoga Portfolio reserves the right to reject any purchase requests, including exchanges from other Saratoga Portfolios, which it regards as disruptive to efficient Portfolio management.  A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolios by shareholders, and “market-timing” may present risks for other shareholders of the Portfolios, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Trust’s Portfolios, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolios to hold excess levels of cash.

Short term trading strategies also present certain risks based on a Portfolio’s investment objective, strategies and policies.  To the extent that a Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences.  The foreign securities in which a Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its net asset value.  This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities.  A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s net asset value calculation, that are likely to result

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in higher prices in foreign markets the following day (“time zone arbitrage”).  The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that a Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds or municipal bonds, a Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions.  The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. With the exception of the U.S. Government Money Market Portfolio, shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase.  The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus.  Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders.  The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information.  Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis.  The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited.  Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolios by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving a Portfolio may result in a Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges.   Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request.  However, payments for

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redemptions of shares purchased by check will not be transmitted until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust's Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The agreement relating to participation in a Consulting Program between a client and the investment adviser typically will provide that, absent separate payment by the participant, fees charged pursuant to that agreement may be paid through automatic redemptions of a portion of the participant's Trust account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests.  To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Redeeming by Telephone.  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account.   The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-800-807-FUND (1-800-807-3863).  The redemption proceeds normally will be set by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the names(s) or the address on the account has been changed within the previous 30 days.  Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions.  If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent

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does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent.  Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined net asset value following your redemption request.  If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

Good Order.  Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

The request should be in writing indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee.  Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1. Re-registration of the account.

2. Changing bank wiring instructions on the account.

3. Name change on the account.

4. Setting up/changing systematic withdrawal plan to a secondary address.

5. Redemptions greater than $100,000.

6. Any redemption check that is being mailed to a different address than the address of record.

7. Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE.  You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of a Portfolio (except for the U.S. Government Money Market Portfolio) within 30 days of purchase.  The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee will not apply to shares that are sold, which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

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The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s Transfer Agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); and (iv) redemptions pursuant to systematic withdrawal plans.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis.  Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Trust’s Portfolios by the Financial Intermediary’s customers and to collect the Portfolios’ redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

INVOLUNTARY REDEMPTIONS. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value or redemptions to pay fees for Consulting Programs, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.  An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are

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genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS.  Net investment income (i.e., income other than long and short-term capital gains) and net realized long and short-term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase settlement up to and including the date of redemption settlement. Dividends attributable to the net investment income settlement of the remaining Portfolios are declared and paid at least annually. Distributions of any net realized long-term and short-term capital gains earned by a Portfolio will be made annually.

ANNUAL STATEMENTS.  You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any.  The statement provides information on your dividends and capital gains for tax purposes.   If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolios may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolios make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolios will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.”  At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.  Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another Portfolio.

TAXES ON DISTRIBUTIONS. Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Depending on your state’s rules, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from state and local taxes. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary

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income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.  Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied.  However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes.  For example, you generally will not be permitted to offset ordinary income dividends with capital losses when calculating your net capital gains or losses. Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied.  Short-term capital gain distributions will continue to be taxed at ordinary income rates.

With respect to the Municipal Bond Portfolio, distributions designated as "exempt–interest dividends" generally will be exempt from federal income tax. However, income exempt from federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities generally is exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.  If you borrow money to purchase shares of the Portfolio, the interest on the borrowed money generally is not deductible for personal income tax purposes.

If more than 50% of a Portfolio's assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations).  In such a case shareholders would also need to include such foreign taxes in income.

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Internal Revenue Code.

COST BASIS. A Portfolio (or its administrative agents) is required to report to the Internal Revenue Service and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolios will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

MEDICARE TAX. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s

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“modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FOREIGN SHAREHOLDERS.  Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Portfolio, as discussed in more detail in the Statement of Additional Information.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

ADDITIONAL INFORMATION

The Manager and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolios) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolios’ shares.  Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of shares of the Portfolios over other investment options.  Any such payments will not change the net asset value of the price of the Portfolios’ shares.

In addition, the Portfolios or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolios and/or their agents.  The fees payable by the Portfolios under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolios.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee tables.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the periods shown. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

The information for the U.S. Government Money Market Portfolio, Investment Quality Bond Portfolio, Municipal Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, International Equity Portfolio, Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, and the Mid Capitalization Portfolio for the fiscal years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011 and August 31, 2010, has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolios’ financial statements are included in the Portfolios’ August 31, 2014 Annual Report, which is available upon request.

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FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 16.71		$ 13.48		$ 12.02		$ 10.29		$ 10.36
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.07		0.03		(0.05)		(0.01)
Net realized and unrealized gain (loss)	5.99		3.19		1.43		1.78		(0.06)
Total from investment operations	6.00		3.26		1.46		1.73		(0.07)
Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.03)		-		-		-
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.05)		(0.03)		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 22.66		$ 16.71		$ 13.48		$ 12.02		$ 10.29
Total Return*	35.98%		24.18%		12.15%		16.81%		(0.68)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 28,099		$ 19,775		$ 17,837		$ 17,297		$ 15,475
Ratio of net operating expenses to
average net assets (2)	1.12%		1.25%		1.45%		1.43%		1.44%
Ratio of net investment income (loss) to
average net assets	0.05%		0.45%		0.22%		(0.39)%		(0.05)%
Portfolio Turnover Rate	104%		73%		66%		109%		101%

	Large Cap Growth Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 22.08		$ 18.33		$ 18.26		$ 14.27		$ 12.29
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.07		0.07		0.03		(0.14)		(0.15)
Net realized and unrealized gain (loss)	5.24		3.95		2.39		4.13		2.13
Total from investment operations	5.31		4.02		2.42		3.99		1.98
Dividends and Distributions:
Dividends from net investment income	(0.06)		-		-		-		-
Distributions from realized gains	(0.78)		(0.27)		(2.35)		-		-
Total dividends and distributions	(0.84)		(0.27)		(2.35)		-		-

Redemption Fees	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 26.55		$ 22.08		$ 18.33		$ 18.26		$ 14.27
Total Return*	24.38%		22.17%		14.97%		27.96%		16.11%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 28,759		$ 22,386		$ 19,762		$ 22,202		$ 20,076
Ratio of net operating expenses to
average net assets (3)	1.21%		1.34%		1.58%		1.50%		1.58%
Ratio of net investment income (loss) to
average net assets	0.26%		0.35%		0.19%		(0.74)%		(1.06)%
Portfolio Turnover Rate	14%		21%		16%		163%		151%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Value Portfolio: 1.21% for the year ended August 31, 2014; 1.34% for the year ended August 31, 2013; 1.56% for the year ended August 31, 2012; 1.60% for the year ended August 31, 2011; 1.57% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 1.21% for the year ended August 31, 2014; 1.34% for the year ended August 31, 2013; 1.58% for the year ended August 31, 2012; 1.52% for the year ended  August 31, 2011; 1.61% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

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FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class I Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 13.64	$ 10.45	$ 9.54		$ 7.89		$ 7.73
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)	-	-		(0.06)		(0.05)
Net realized and unrealized gain (loss)	3.41	3.19	0.91		1.71		0.21
Total from investment operations	3.33	3.19	0.91		1.65		0.16
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-
Distributions from realized gains	(1.49)	-	-		-		-
Total dividends and distributions	(1.49)	-	-		-		-

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 15.48	$ 13.64	$ 10.45		$ 9.54		$ 7.89
Total Return*	25.76%	30.53%	9.54%		20.91%		2.07%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 14,778	$ 11,601	$ 9,745		$ 9,827		$ 8,643
Ratio of net operating expenses to
average net assets (2)	1.47%	1.63%	1.94%		1.83%		2.17%
Ratio of net investment income (loss) to
average net assets	(0.54)%	(0.03)%	0.01%		(0.57)%		(0.64)%
Portfolio Turnover Rate	57%	57%	60%		93%		124%

	Small Cap Portfolio - Class I Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.97	$ 8.30	$ 7.84		$ 6.85		$ 6.31
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)	(0.01)	(0.03)		(0.01)		(0.01)
Net realized and unrealized gain (loss)	1.65	1.68	0.85		1.00		0.55
Total from investment operations	1.62	1.67	0.82		0.99		0.54
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-
Distributions from realized gains	(1.50)	-	(0.36)		-		-
Total dividends and distributions	(1.50)	-	(0.36)		-		-

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 10.09	$ 9.97	$ 8.30		$ 7.84		$ 6.85
Total Return*	17.09%	20.12%	10.77%		14.45%		8.56%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 12,667	$ 11,003	$ 10,151		$ 10,327		$ 9,737
Ratio of net operating expenses to
average net assets (3)	1.35%	1.59%	1.72%		1.71%		1.72%
Ratio of net investment income (loss) to
average net assets	(0.26)%	(0.16)%	(0.36)%		(0.07)%		(0.19)%
Portfolio Turnover Rate	32%	50%	39%		31%		64%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Capitalization Portfolio: 1.47% for the year ended August 31, 2014; 1.63% for the year ended August 31, 2013; 1.95% for the year ended August 31, 2012; 1.84% for the year ended August 31, 2011; 2.18% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Small Cap Portfolio: 1.35% for the year ended August 31, 2014; 1.59% for the year ended August 31, 2013; 1.72% for the year ended August 31, 2012; 1.71% for the year ended August 31, 2011; 1.72% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

85

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 10.44		$ 9.12		$ 10.04		$ 9.64		$ 9.60
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.03		0.04		0.11		0.12		0.11
Net realized and unrealized gain (loss)	1.18		1.41		(0.89)		0.38		0.08
Total from investment operations	1.21		1.45		(0.78)		0.50		0.19
Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.13)		(0.14)		(0.10)		(0.15)
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.25)		(0.13)		(0.14)		(0.10)		(0.15)

Redemption Fees	-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 11.40		$ 10.44		$ 9.12		$ 10.04		$ 9.64
Total Return*	11.62%		15.93%		(7.67)%		5.05%		1.87%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 7,939		$ 6,659		$ 6,079		$ 7,126		$ 7,418
Ratio of net operating expenses to
average net assets (2)	2.31%		2.90%		2.69%		2.61%		2.25%
Ratio of net investment income (loss) to
average net assets	0.28%		0.40%		1.22%		1.04%		1.06%
Portfolio Turnover Rate	125%		122%		50%		43%		160%

	Health & Biotechnology Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 26.15		$ 20.85		$ 18.91		$ 15.02		$ 14.25
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.04)		(0.03)		(0.04)		(0.08)		(0.14)
Net realized and unrealized gain (loss)	7.13		5.33		1.98		3.97		0.91
Total from investment operations	7.09		5.30		1.94		3.89		0.77
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	(1.58)		-		-		-		-
Total dividends and distributions	(1.58)		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 31.66		$ 26.15		$ 20.85		$ 18.91		$ 15.02
Total Return*	27.98%		25.42%		10.26%		25.90%		5.40%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 12,155		$ 9,593		$ 8,929		$ 8,460		$ 7,605
Ratio of net operating expenses to
average net assets (3)	1.97%		2.20%		2.26%		2.32%		2.39%
Ratio of net investment income (loss) to
average net assets	(0.15)%		(0.13)%		(0.18)%		(0.42)%		(0.87)%
Portfolio Turnover Rate	14%		6%		18%		8%		14%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 2.31% for the year ended August 31, 2014; 3.09% for the year ended August 31, 2013; 2.70% for the year ended August 31, 2012; 2.63% for the year ended August 31, 2011; 2.29% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 1.98% for the year ended August 31, 2014; 2.21% for the year ended August 31, 2013; 2.27% for the year ended August 31, 2012; 2.34% for the year ended August 31, 2011; 2.41% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

86

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 16.35		$ 14.46		$ 13.05		$ 10.66		$ 8.01
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.11)		(0.06)		(0.15)		(0.27)		(0.23)
Net realized and unrealized gain (loss)	3.79		2.05		2.16		2.66		2.88
Total from investment operations	3.68		1.99		2.01		2.39		2.65
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	(0.88)		(0.10)		(0.60)		-		-
Total dividends and distributions	(0.88)		(0.10)		(0.60)		-		-

Redemption Fees	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 19.15		$ 16.35		$ 14.46		$ 13.05		$ 10.66
Total Return*	23.04%		13.83%		16.32%		22.42%		33.08%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 21,961		$ 24,510		$ 28,525		$ 33,009		$ 8,651
Ratio of net operating expenses to
average net assets (2)	1.86%		1.92%		2.18%		2.26%	(3)	2.67%
Ratio of net investment income (loss) to
average net assets	(0.63)%		(0.38)%		(1.07)%		(1.81)%		(2.34)%
Portfolio Turnover Rate	25%		33%		25%		603%		334%

	Energy & Basic Materials Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 15.83		$ 13.71		$ 14.62		$ 11.31		$ 10.72
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.21)		(0.14)		(0.09)		(0.27)		(0.22)
Net realized and unrealized gain (loss)	2.86		2.26		(0.82)		3.58		0.81
Total from investment operations	2.65		2.12		(0.91)		3.31		0.59
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	-		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 18.48		$ 15.83		$ 13.71		$ 14.62		$ 11.31
Total Return*	16.74%		15.46%		(6.22)%		29.27%		5.50%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 3,470		$ 2,790		$ 2,958		$ 3,620		$ 3,143
Ratio of net operating expenses to
average net assets (4)	2.63%		3.00%		2.83%		2.68%	(5)	2.64%
Ratio of net investment income (loss) to
average net assets	(1.17)%		(0.93)%		(0.54)%		(1.72)%		(1.77)%
Portfolio Turnover Rate	114%		30%		46%		56%		65%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 1.87% for the year ended August 31, 2014; 1.94% for the year ended August 31, 2013; 2.20% for the year ended August 31, 2012; 2.26% for the year ended August 31, 2011; 2.70% for the year ended August 31, 2010.

(3) During the year ended August 31, 2011, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.18% for the year ending August 31, 2011.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 2.64% for the year ended August 31, 2014; 3.03% for the year ended August 31, 2013; 2.84% for the year ended August 31, 2012; 2.69% for the year ended August 31, 2011; 2.64% for the year ended August 31, 2010.

(5) During the year ended August 31, 2011, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.55% for the year ending August 31, 2011.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

87

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class I Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 7.65	$ 6.17	$ 5.63		$ 5.61		$ 6.36
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.10)	(0.06)	(0.04)		(0.09)		(0.12)
Net realized and unrealized gain (loss)	1.37	1.54	0.58		0.11		(0.63)
Total from investment operations	1.27	1.48	0.54		0.02		(0.75)
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-
Distributions from realized gains	-	-	-		-		-
Total dividends and distributions	-	-	-		-		-

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 8.92	$ 7.65	$ 6.17		$ 5.63		$ 5.61
Total Return*	16.60%	23.99%	9.59%		0.36%		(11.79)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 1,677	$ 1,397	$ 1,301		$ 1,284		$ 1,216
Ratio of net operating expenses to
average net assets (2)	3.00%	3.00%	2.99%		2.99%		2.99%
Ratio of net investment income (loss) to
average net assets	(1.15)%	(0.89)%	(0.65)%		(1.45)%		(1.87)%
Portfolio Turnover Rate	18%	19%	33%		56%		104%

	Investment Quality Bond Portfolio - Class I Shares

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	August 31,	August 31,	August 31,		August 31,		August 31,
	2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.79	$ 10.22	$ 10.24		$ 10.52		$ 10.15
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.10	0.13	0.18		0.27		0.31
Net realized and unrealized gain (loss)	0.10	(0.29)	0.14		(0.10)		0.37
Total from investment operations	0.20	(0.16)	0.32		0.17		0.68
Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.13)	(0.18)		(0.27)		(0.31)
Distributions from realized gains	(0.07)	(0.14)	(0.16)		(0.18)		-
Total dividends and distributions	(0.17)	(0.27)	(0.34)		(0.45)		(0.31)

Redemption Fees	-	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.82	$ 9.79	$ 10.22		$ 10.24		$ 10.52
Total Return*	2.10%	(1.62)%	3.19%		1.64%		6.78%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 8,309	$ 7,417	$ 9,235		$ 10,052		$ 11,997
Ratio of net operating expenses to
average net assets (3)	1.36%	1.48%	1.56%		1.52%		1.75%
Ratio of net investment income (loss) to
average net assets	1.06%	1.25%	1.75%		2.58%		2.99%
Portfolio Turnover Rate	42%	24%	43%		26%		31%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services Portfolio: 3.89% for the yar ended August 31, 2014; 5.70% for the year ended August 31, 2013; 4.05% for the year ended August 31, 2012; 4.19% for the year ended August 31, 2011; 3.81% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 1.36% for the year ended August 31, 2014; 1.48% for the year ended August 31, 2013; 1.56% for the year ended August 31, 2012; 1.52% for the year ended August 31, 2011; 1.75% for the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

88

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 9.80		$ 10.18		$ 9.94		$ 10.06		$ 9.68
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.08		0.09		0.08		0.12		0.19
Net realized and unrealized gain (loss)	0.23		(0.37)		0.24		(0.11)		0.38
Total from investment operations	0.31		(0.28)		0.32		0.01		0.57
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.10)		(0.08)		(0.13)		(0.19)
Distributions from realized gains	(0.23)		-		-		-		-
Total dividends and distributions	(0.31)		(0.10)		(0.08)		(0.13)		(0.19)

Redemption Fees	-		-		-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.80		$ 9.80		$ 10.18		$ 9.94		$ 10.06
Total Return*	3.21%		(2.82)%		3.23%		0.08%		6.00%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 1,039		$ 1,096		$ 3,384		$ 3,585		$ 3,089
Ratio of net operating expenses to
average net assets (2)	1.89%		1.89%		1.90%		1.60%		1.90%
Ratio of net investment income (loss) to
average net assets	0.81%		0.91%		0.80%		1.25%		1.96%
Portfolio Turnover Rate	21%		0%		13%		31%		17%

	U.S. Government Money Market Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	-	**	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	-		-		-		-		-
Total from investment operations	0.00		-	**	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.00)		(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Total Return*	0.01%		0.01%		0.00%		0.01%		0.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 11,077		$ 10,496		$ 11,619		$ 15,061		$ 19,253
Ratio of net operating expenses to
average net assets (3)	0.05%		0.12%		0.12%		0.14%		0.15%	(4)
Ratio of net investment income (loss) to
average net assets	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 2.67% for the year ended August 31, 2014; 2.29% for the year ended August 31, 2013; 2.07% for the year ended August 31, 2012; 1.60% for the year ended August 31, 2011; 2.26% for the year ended August 31, 2010.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 0.93% for the year ended August 31, 2014; 0.99% for the year ended August 31, 2013; 1.08% for the year ended August 31, 2012; 0.99% for the year ended August 31, 2011; 1.48% for the year ended August 31, 2010.

(4) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.   The ratio of net operating expenses to average daily net assets including these expenses was 0.16% during the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

89

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?		Call 1-800-807-FUND

90

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my	To protect your personal information from unauthorized access personal information?

and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

•

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

91

CLASS I SHARES
PROSPECTUS

Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1- (800) 807- FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at:  www.saratogacap.com

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust's Investment Company Act file number is 811-08542.

[Dunham logo]P [Dunham logo [[DUH

 [R D S P C T U S

[Dunham logo]P

December 31, 2014	PROSPECTUS
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.	U.S. Government Money Market Portfolio* * A money market portfolio of The Saratoga Advantage Trust offered to investors in the Dunham Funds.
Offered through: Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191 (800) 442-4358

CLASS I SHARES

PROSPECTUS DATED DECEMBER 31, 2014

T H E   S A R A T O G A   A D V A N T A G E   T R U S T

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SGMXX

The SARATOGA ADVANTAGE TRUST is a mutual fund company. The U.S. Government Money Market Portfolio (the “Portfolio”) is managed by Saratoga Capital Management, LLC (the "Manager") and advised by an Investment Adviser selected and supervised by the Manager.

Shares of the Portfolio are available to investors and advisory services.

The Securities And Exchange Commission Has Not Approved Or Disapproved These Securities Or Passed Upon The Adequacy Of This Prospectus.  Any Representation To The Contrary Is A Criminal Offense.

PORTFOLIO SUMMARY:   U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective:  The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

Fees and Expenses:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.455%
Total Annual Portfolio Operating Expenses	0.930%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

Principal Investment Strategies:  The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.  The U.S. government securities that the Portfolio may purchase include:

•

U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•

Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank.  Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.  In

1

September 2008, the Treasury announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into conservatorship.

•

Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Investment Risks:  There is no assurance that the Portfolio will achieve its investment objective.  Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. These risks may be greater in the current market environment because interest rates are at historically low levels. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds once implemented.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

2

Performance:  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.02% (quarter ended December 31, 2006) and the lowest return for a calendar quarter was 0.00% (quarter ended December 31, 2012).  For the period January 1, 2014 through September 30, 2014, the return for the Portfolio's Class I shares was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	5 Years	10 Years
U.S. Government Money Market Portfolio:	0.01%	0.01%	1.08%
90 Day T-Bills	0.05%	0.10%	1.59%
Index: (Reflects no deduction for fees, expenses or taxes)
Lipper U.S. Treasury Money Market Index	0.00%	0.01%	1.29%

Manager:   Saratoga Capital Management, LLC (the “Manager”) serves as the Portfolio’s Manager.

Adviser: CLS Investments, LLC (“CLS” or the “Adviser”) has served as Adviser to the Portfolio since August 2011.

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Purchase and Sale of Portfolio Shares:   There is no minimum investment for the Portfolio and generally there is a $10,000 minimum investment in the Trust.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you at either ordinary income or capital gain tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

This section provides additional information relating to the Portfolio's investment strategies.

INVESTMENT POLICIES. The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any Portfolio security. The Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

ADDITIONAL RISK INFORMATION

This section provides information relating to risks of investing in the Portfolio in addition to the principal risks described previously.

The risks set forth below are applicable to the Portfolio only to the extent the Portfolio invests in the investment described.

JUNK BONDS.  Investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Portfolio’s Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolio to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in the Portfolio's net asset value.

CONVERTIBLE SECURITIES.  The Portfolio may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock.  These securities may carry risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

INTEREST RATE CHANGES.  Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

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PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Portfolio’s Statement of Additional Information.

The Portfolio’s top holdings are disclosed on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT

INVESTMENT MANAGER

Saratoga Capital Management, LLC serves as the Manager to the Saratoga Advantage Trust (the “Trust”) and is located at 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395. Saratoga Capital Management, LLC is a Delaware limited liability company.  The Manager and the Trust have obtained an exemptive order (the "Order") from the Securities and Exchange Commission that permits the Manager to enter into investment advisory agreements with advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects an Adviser for the Portfolio and supervises and monitors the performance of the Adviser.

The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements, including fees, without shareholder approval whenever the Manager and the Trustees believe such action will benefit the Portfolio and its shareholders. This means that the Manager can reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee.  The Manager compensates the Adviser out of its management fee.

In addition, the Manager has agreed to compensate Dunham & Associates Investment Counsel, Inc. out if its management fee for certain dealer-related services.

Pursuant to the management agreement with the Portfolio, the Portfolio pays the Manager an annual management fee of 0.475% of daily net assets.  The total amount of investment management fees payable by the Portfolio to the Manager may not be changed without shareholder approval.

Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of the Portfolio at or below a predetermined level (the “Expense Cap”). Under the terms of the Expense Agreement, fees waived and expenses paid by the Manager are subject to reimbursement by the Portfolio within three (3) years of the end of the fiscal year in which such fees were waived or expenses were paid.  Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current voluntary Expense Cap of 1.75%.  Acquired Fund Fees and Expenses

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are not considered in the calculation of the Expense Cap.  The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

ADVISER

The following sets forth certain information about the Adviser:

CLS Investments, LLC (“CLS”), a registered investment adviser, serves as Adviser to the U.S. Government Money Market Portfolio.  CLS (including its predecessor corporation) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989.  CLS is located at 17605 Wright Street, Omaha, NE 68130.  As of September 30, 2014, CLS had approximately $6.5 billion in assets under management.  CLS is an affiliate of Gemini Fund Services, LLC, the Trust’s Administrator/Transfer Agent, and Northern Lights Distributors, LLC, the Trust’s Distributor.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and the Advisory Agreement of the Portfolio is available in the Trust’s Annual Report to Shareholders for the fiscal year ended August 31, 2014.

ADMINISTRATION

The Bank of New York Mellon, located at One Wall Street, 25th Floor, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust's transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust.  As such, they manage the administrative affairs of the Trust, calculate the net asset value of the shares of the Portfolio, and create and maintain the Trust's required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called "net asset value," is based on the value of the Portfolio's investments. The net asset value per share of the Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, a Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Adviser determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust's Board of

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Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

All securities held by the U.S. Government Money Market Portfolio are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Trust's distributor (the "Distributor"), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to investors and to investment advisory services. Purchase requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Requests received after the close of regular trading will receive the net asset value per share determined on the following business day. A purchase order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Make all checks payable to the Portfolio.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased.

The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.  For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming.  Any commercial bank can transfer same-day funds by wire.  The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE.  Your bank may charge you a fee for wiring same-day funds.

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PURCHASE OF SHARES IN GOOD ORDER.  All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.”   This means that your request must include:

•
The Fund and account number.

•

The amount of the transaction (in dollars or shares).

•

Accurately completed orders.

•

Any supporting legal documentation that may be required.

If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Trust shares, or other fees.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus.  Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  What this means to you:  when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you.  If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

ADVISORY PROGRAMS. Shares of the Portfolio are available for purchase by certain registered investment advisers. In order to qualify to purchase shares on behalf of its clients, the investment advisor must be approved by the Manager. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Portfolio for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. The minimum initial investment in the Trust is $10,000. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Adviser or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the

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best interest of the Trust to do so. The Distributor in its sole discretion may accept or reject any purchase order.

The Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Portfolio reserves the right to reject any purchase requests that it regards as disruptive to efficient Portfolio management.  A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Trust’s Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Investments in certain types of securities may also be susceptible to short-term trading strategies. Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies.  These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in certain fixed-income securities, such as high-yield bonds or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions.  The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus.  Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders.  The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information.  Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis.  The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited.  Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges.   Determinations in this

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regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. The Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request.  However, payments for redemptions of shares purchased by check will not be transmitted until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust's Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests.  To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Redeeming by Telephone.  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account.   The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-800-807-FUND (1-800-807-3863).  The redemption proceeds normally will be set by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage,

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cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions.  If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent.  Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined net asset value following your redemption request.  If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

Good Order.  Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

The request should be in writing indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee.  Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1. Re-registration of the account.

2. Changing bank wiring instructions on the account.

3. Name change on the account.

4. Setting up/changing systematic withdrawal plan to a secondary address.

5. Redemptions greater than $100,000.

6. Any redemption check that is being mailed to a different address than the address of record.

7. Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

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Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis.  Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Trust’s portfolios by the Financial Intermediary’s customers and to collect the portfolios’ redemption fee, if any, from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

INVOLUNTARY REDEMPTIONS. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective net asset values. Please refer to the Prospectus for that other portfolio with respect to the fees and expenses of investing in shares of that portfolio.  The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.  An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

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DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS. Net investment income (i.e., income other than long and short-term capital gains) and net realized long and short-term capital gains will be determined for the Portfolio.  Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of the Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the Portfolio will be declared daily and paid monthly. Shareholders of the Portfolio receive dividends from the day following the purchase settlement up to and including the date of redemption settlement. Distributions of any net realized long-term and short-term capital gains earned by the Portfolio will be made annually.

ANNUAL STATEMENTS.  You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any.  The statement provides information on your dividends and capital gains for tax purposes.  If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolios may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolios make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolios will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.”  At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.  Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS. Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Depending on your state’s rules, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from state and local taxes.  Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.  Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied.  However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be

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considered long-term capital gains for other federal income tax purposes.  For example, you generally will not be permitted to offset ordinary income dividends with capital losses when calculating your net capital gains or losses.  Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Internal Revenue Code.

COST BASIS. A Portfolio (or its administrative agents) is required to report to the Internal Revenue Service and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolios will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

MEDICARE TAX.  An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FOREIGN SHAREHOLDERS.  Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Portfolio, as discussed in more detail in the Statement of Additional Information.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

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ADDITIONAL INFORMATION

The Manager and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares.  Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of shares of the Portfolio over other investment options.  Any such payments will not change the net asset value of the price of the Portfolio’s shares.

In addition, the Portfolio or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents.  The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolio.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee table.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

The financial highlights for the fiscal years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011, and August 31, 2010, have been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolio’s financial statements are included in the Trust’s August 31, 2014 Annual Report, which is available upon request.

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	U.S. Government Money Market Portfolio - Class I Shares

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31,		August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	-	**	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	-		-		-		-		-
Total from investment operations	0.00		-	**	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**
Distributions from realized gains	-		-		-		-		-
Total dividends and distributions	(0.00)		(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Total Return*	0.01%		0.01%		0.00%		0.01%		0.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 11,077		$ 10,496		$ 11,619		$ 15,061		$ 19,253
Ratio of net operating expenses to
average net assets (2)	0.05%		0.12%		0.12%		0.14%		0.15%	(3)
Ratio of net investment income (loss) to
average net assets	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 0.93% for the year ended August 31, 2014; 0.99% for the year ended August 31, 2013; 1.08% for the year ended August 31, 2012; 0.99% for the year ended August 31, 2011; 1.48% for the year ended August 31, 2010.

(3) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.   The ratio of net operating expenses to average daily net assets including these expenses was 0.16% during the year ended August 31, 2010.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

17

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?		Call 1-800-807-FUND

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Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my	To protect your personal information from unauthorized access personal information?

and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

•

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

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CLASS I SHARES
PROSPECTUS

Additional information about the Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-(800) 807- FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at:  www.saratogacap.com

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust's Investment Company Act file number is 811-08542.

For More Information

You may obtain the following and other information regarding the Portfolio free of charge:

Statement of Additional Information

The Statement of Additional Information (“SAI”) of the Portfolio provides more details about the

Portfolio’s policies and management. The Portfolio’s SAI is incorporated by reference into this

Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for the Portfolio provide the most recent financial reports and a discussion of portfolio holdings. The annual report contains a discussion of the market conditions and investment strategies that affected the Portfolio’s performance during the last fiscal year.

To receive any of these documents or additional copies of the Prospectus of the Portfolio or to request additional information about the Portfolio, please contact us. You may obtain an electronic copy of the Prospectus or SAI at www.dunham.com.

By Telephone:

(888) 3-DUNHAM (338-6426)

By Regular Mail:

Dunham Account of The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

c/o Gemini Fund Services, LLC

P.O. Box 541150

Omaha, NE 68154

By Overnight Mail:

Dunham Account of The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

17605 Wright Street, Suite 2

Omaha, NE 68130

Investments Via Wire:

Please call (888) 3-DUNHAM (338-6426) for wiring instructions and to notify the Portfolio that a wire transfer is coming.

Through the SEC:

You may review and obtain copies of the Portfolio’s information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-08542

PROSPECTUS DATED DECEMBER 31, 2014

T H E   S A R A T O G A   A D V A N T A G E   T R U S T

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

CLASS I SHARES (Ticker: GRRIX)

CLASS A SHARES (Ticker: GRRAX)
CLASS C SHARES (Ticker: GRRCX)

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company. The James Alpha Global Enhanced Real Return Portfolio (the “Portfolio”) is managed by Armored Wolf, LLC (the “Manager”).  Shares of the Portfolio are available to investors and advisory services.

The Securities And Exchange Commission And the Commodity Futures Trading Commission Have Not Approved Or Disapproved These Securities Or Passed Upon The Adequacy Of This Prospectus.  Any Representation To The Contrary Is A Criminal Offense.

PORTFOLIO SUMMARY

Investment Objective:  The investment objective of the James Alpha Global Enhanced Real Return Portfolio (the “Portfolio”) is to seek to achieve attractive long-term risk-adjusted returns relative to traditional financial market indices.

Fees and Expenses of the Portfolio.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Class A	Class I	Class C
SHAREHOLDER FEES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price	NONE(1)	NONE	1.00% (2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and Subsidiary	1.10%	1.10%	1.10%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses (3)
Other Fund Expenses	0.91%	0.87%	0.89%
Expenses of the Subsidiary	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses (3)	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement) (3)	2.30%	2.01%	3.03%
Expense Reduction/ Reimbursement	(0.76)%	(0.72)%	(0.74)%
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement) (4)	1.54%	1.29%	2.29%

(1)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases.  (See “Shareholder Information – Class A Shares Contingent Deferred Sales Charge" section).

(2)   Only applicable to redemptions made within one year after purchase.  (See "Shareholder Information – Class C Shares Contingent Deferred Sales Charge").

(3)   Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”).  These Acquired Fund Fees and Expenses are   not considered in the calculation of the expense cap.  The Operating Expenses in the above fee table will not correlate to   the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial   statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other   investment companies (“Acquired Funds”).

(4)   Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding   front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage   commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine   expenses and Acquired Fund Fees and Expenses)  for the Portfolio do not exceed 1.50%,1.25% and 2.25% of the Portfolio’s   average net assets for Class A, Class I  and Class C shares, respectively, through  December 31, 2015 (each an “Expense   Cap”).  This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the   Trust’s Board of Trustees.  The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for   fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were   waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the current Expense Cap.

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Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$723	$1,183	$1,669	$3,004
Class I	$131	$561	$1,016	$2,280
Class C	$332	$867	$1,527	$3,294

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$723	$1,183	$1,669	$3,004
Class I	$131	$561	$1,016	$2,280
Class C	$232	$867	$1,527	$3,294

Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 260% of the average value of its portfolio.

Principal Investment Strategies.  The Portfolio seeks to achieve its investment objective by investing all or substantially all of its assets in the following market sectors (Sectors): commodities; global inflation-linked bonds; event-linked securities; global equities; emerging market bonds; emerging market currencies; high-yield bonds, quantitative, and global macro.  The Manager allocates the Portfolio’s assets across the Sectors based on the Manager’s forecasted return and risk characteristics for each Sector.  The Portfolio may invest no more than 33⅓% of its assets in any single Sector at the time of initial investment or as a result of a rebalancing, although actual Sector weightings may deviate from the maximum allocation percentage from time to time due to market movements.

Sector Investment Strategies

Commodities. In this Sector, the Portfolio intends to primarily invest in long and short positions in commodity swap agreements, as well as commodity options and futures, exchange-traded funds (“ETFs”)  and index-linked and commodity-linked “structured” notes (collectively “commodity-linked investments”).  The Portfolio’s investments in this Sector will focus primarily on crude oil, heating oil, gasoline, natural gas, aluminum, copper, lead, nickel, uranium, zinc, gold, silver, wheat, corn, soybeans, cotton, sugar, cocoa, cattle and hogs but may also include other commodities.

2

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts.  The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds, and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions.  Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio.

Global Inflation-Linked Bonds. In this Sector, the Portfolio intends to invest primarily in inflation-linked bonds, treasury bonds, and derivatives such as swaps, all of which may be held long and short.  Inflation-linked bonds are generally fixed income securities whose principal values or interest payments are periodically adjusted according to the rate of inflation.  Such bonds and related derivatives will primarily be securities issued by or related to sovereign governments of developed countries, but may also include bonds issued by countries deemed to be emerging markets and inflation-linked bonds issued by or related to companies or other entities not affiliated with governments.

Event-Linked Securities. In this Sector, the Portfolio will invest primarily in investments with exposure to remote risks focusing on the super-catastrophe segment of the insurance risk market, including, but not limited to, U.S. hurricane and earthquake, European windstorm, Japanese earthquake and typhoon.  These investments will generally take the form of Rule 144A bonds, insurance derivatives, including swaps, and reinsurance contracts whose returns are linked to such natural disasters that are primarily offered by domestic and offshore insurance companies.  The return of principal and payment of interest of an event-linked bond are generally contingent on the non-occurrence of a specified trigger event, such as the natural disasters noted above.  If the trigger event occurs prior to a bond's maturity, the Portfolio may lose all or a portion of its principal and additional interest.  If the trigger event does not occur, the Portfolio will recover its principal plus interest.  The Portfolio may employ hedging techniques, such as shorting certain instruments, to manage risk or to attempt to enhance returns in this Sector.

Global Market Equities.  In this Sector, the Portfolio will invest primarily in long and short positions in equities, ETFs, and derivatives such as options, futures and swaps, relating to global equity markets.  The Portfolio may invest in global equities (i.e., companies that are domiciled, or have operations, in countries outside the emerging markets, including the United States), developed country government bonds or currencies, and futures, options and ETFs on developed market equity indices or the Chicago Board Options Exchange Volatility Index.

Emerging Market Bonds.  In this Sector, the Portfolio will invest primarily in long and short positions in bonds, promissory notes and other fixed-income securities issued by governments, government-related entities or public companies and denominated in major global currencies (e.g., U.S. Dollars, Japanese Yen, British Pounds, Euros, Canadian Dollars, Australian Dollars, Swedish Krona and Swiss Francs).  The Portfolio may also invest in derivatives, such as futures, options and swaps, of emerging market sovereign, public or private issuers and Organization for Economic Co-Operation and Development (OECD) sovereign, public or private issuers experiencing stress such that they exhibit characteristics and risks similar to emerging market issuers.

Global Market Currencies.  In this Sector, the Portfolio will invest primarily in long and short positions in bonds, loans, promissory notes, other fixed-income securities denominated in emerging market currencies (i.e., primarily non-OECD countries), interest rate swaps, credit default swaps, emerging market spot and forward currencies, cash-settled forwards, and other swaps, including volatility swaps, of emerging market sovereign, public or private issuers.  In addition to investing in emerging market

3

currencies, this Sector may invest in global currencies (i.e., the currencies of countries outside the emerging markets, including the United States).

High-Yield Bonds.  In this Sector, the Portfolio will invest primarily in high-yield securities (commonly known as “junk bonds”), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality.

Quantitative.  This Sector may employ strategies that incorporate a number of advanced quantitative techniques for determining the relative value of financial instruments in the global markets. These methods may use sophisticated mathematical models to analyze and/or discover factors that impact market pricing.

Global Macro Strategy.  This Sector’s objective is to invest primarily in long or short exposures to securities permitted in the any of the above described eight Sectors. The focus of this Sector is on directional trading of these exposures. In managing this Sector, the Manager will seek to identify investment opportunities by considering a number of different factors, including macro-economic fundamentals, the investment process recommendations, and other related factors. In making these assessments, the Manager will consider the relative strength, volatility and correlation of the opportunities. The Portfolio may allocate no more than 50% of its risk-based capital to the Global Macro or Global Equities Sectors, and may allocate no more than 33⅓% of its capital to any of the remaining Sectors.

All Sectors.  The term “emerging markets” as used herein refers to those countries which the Manager considers to be emerging market or frontier emerging market countries.  Such countries may change over time.

The derivatives held by the Portfolio across the various Sectors will fluctuate from time to time but collectively could represent economic exposure as high or higher than 50% of the total assets of the Portfolio.  Accordingly, the Portfolio and the Subsidiary may maintain a substantial amount of their assets in cash and cash equivalents as required margin for futures contracts, as required segregation under Securities and Exchange Commission (“SEC”) rules and to collateralize swap exposure.

Principal Investment Risks.  There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk.  The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Commodity-Linked Notes Risk.  In addition to risks associated with the underlying commodities, commodity-linked notes may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes.  Commodity-linked notes are also subject to issuer risk, which is the risk that the issuer to the note will not fulfill its contractual obligation to pay the principal or interest required by the terms of the note.

Commodities Risk.  Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic

4

events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.  Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio indirectly through the Subsidiary to leveraged market exposure for commodities.

Counterparty Risk.  Certain derivative and “over-the-counter” instruments, such as over-the-counter swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk.  The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Currency/Exchange Rate Risk.  The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk.   A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index.  The derivatives primarily used by the Portfolio include options, futures and swaps.  Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment.  Many derivatives are entered into over-the-counter (not on an exchange or contract market referred to as “OTC”) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery.  The Portfolio may also lose money on a derivative if the issuer fails to pay the amount due.  If a counterparty to an OTC derivative were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive).

The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.  The Portfolio may incur higher taxes as a result of its investing in derivatives.

Developing Markets Securities Risk.  Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, adverse political developments and lack of timely information than those in developed countries.

Event-Linked Securities Risk.  The type, frequency and severity of natural disasters and other events that trigger an increase or decline in the value of or income from event-linked securities (“trigger events”) are difficult to predict.  Actual losses may vary greatly from expected losses that are based on predictions about trigger events and thus, the expected return on an investment with respect to such instruments is difficult to calculate.  For example, with respect to weather-linked instruments, climate changes can affect the occurrence of a Trigger Event.  Event-linked securities may at any given time be illiquid, thus, the sale of these investments may be made at substantial discounts, delayed or impossible.  Event-linked

5

securities may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Exchange-Traded Funds Risk.  Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Equity Securities Risk.  The Sector is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Sector’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. The Sector may invest in equity securities without regard to market capitalization.

Foreign Securities Risk.  The Portfolio's foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.  Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Global Macro Strategy Risk. Because this Sector’s objective is to invest primarily in long or short exposures to securities permitted in the any of the other eight Sectors, the risks described under the headings of such other Sectors are generally applicable to this Sector. The focus of this Sector is on directional trading of these exposures, on an opportunistic and speculative basis, and where the Manager is unable to or incorrectly implements such directional trading, the Portfolio’s risk-based capital and overall portfolio may lose value.

High Yield Bond Risk.  High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer.  The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall.  These risks may be greater in the current market environment because certain interest rates are at historically low levels.  Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Inflation-Linked Bonds.  Inflation-linked bonds are generally fixed income securities whose principal values or interest payments are periodically adjusted according to the rate of inflation.

Leverage Risk.  Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Portfolio's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.  In addition to leverage resulting from borrowing or purchasing securities on margin, investments such as commodity-linked notes and ETFs may include “embedded” leverage and pay a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset.

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Limited Number of Holdings Risk.  The Portfolio may invest a large percentage of the assets of a particular Sector in a limited number of securities, which could negatively affect the value of that Sector and the Portfolio.

Liquidity Risk.  The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.  Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk.  The Portfolio relies heavily on the Manager’s evaluation of the risk, potential returns and correlation among the Sectors.  Although the Portfolio’s investments span multiple markets and asset classes, all markets are subject to declines and it is possible that more than one Sector will experience declines simultaneously.  In addition, the Sector weightings are based on the Manager’s evaluation of the correlation between the Sectors, among other factors, which is based on historical patterns that may not repeat in the future.  There is no guarantee that the investment techniques and risk analysis used by the Manager's portfolio managers will produce the desired results.

Market Capitalization Risk.  Equity securities' prices change to differing degrees based on the issuer’s market capitalization in response to such factors as historical and prospective issuer earnings and asset values, economic conditions, interest rates, investor perceptions and market liquidity.

Mortgage- and Asset-Backed Securities Risk.  The Portfolio may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.  The value of most mortgage- and asset-backed securities tends to vary inversely with changes in interest rates.

Short Sales Risk.  Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing a loss.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments, including derivatives and commodities.  Because the Subsidiary is not registered under the Investment Company Act of 1940, the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders.

Tax Risk.  As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”).  The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the underlying principles of a number of private letter rulings provided to third-parties not associated with the Portfolio.  However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings

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issued to other taxpayers.  It should be noted that the Internal Revenue Service (“IRS”) has suspended the issuance of these rulings.  If the IRS were to change its position with respect to the conclusions reached in these private letter rulings the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years.  In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation.  For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Quantitative Strategy. The Portfolio may use quantitative mathematical models that rely on patterns inferred from historical prices and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio.

Performance.  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Bank of America Merrill Lynch 3-Month Treasury Bill Index.  The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEAR

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Class I Shares Year-to-Date (as of September 30, 2014):   -0.50%

Best Quarter:	Q1 2012	1.78%
Worst Quarter:	Q2 2013	-2.86%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	Life of Portfolio*
Class I Shares
Return Before Taxes	-2.32%	1.11%
Return After Taxes on Distributions	-2.83%	0.65%
Return After Taxes on Distributions and Sale of Portfolio Shares	-1.32%	0.68%
Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	0.10%
Class A Shares
Return Before Taxes	-8.14%	-1.12%

*The Portfolio’s Class A and Class I shares commenced operations on February 1, 2011.

You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Manager.  Armored Wolf, LLC (“Armored Wolf”), serves as the Manager of the Portfolio.

Portfolio Manager.  John Brynjolfsson, Chief Investment Officer and Managing Director at Armored Wolf, has managed the Portfolio since February 2011.

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Purchase and Sale of Portfolio Shares.  Generally, the minimum initial investment in the Portfolio is $2,500 for Class A and Class C shares. The investment minimum for Class I shares of the Portfolio is $1 million, subject to certain exceptions.   You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information.  Distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-free plan.  The Portfolio’s investment techniques may cause more of the Portfolio’s income dividends and capital gains distributions to be taxable at ordinary income tax rates than it would if it did not engage in such techniques.

Financial Intermediary Compensation.  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Portfolio is to seek to achieve attractive long-term risk-adjusted returns relative to traditional financial market indices.  The Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Portfolio intends to seek to achieve its investment objective by investing all or substantially all of its assets in various market sectors (Sectors).  The Sectors in which the Portfolio will principally invest are the following: (i) commodities; (ii) global inflation-linked bonds; (iii) event-linked securities, (iv) global market equities; (v) emerging market bonds; (vi) global market currencies; (vii) high-yield bonds, (viii) quantitative, and (ix) global macro.  The Portfolio’s investment adviser, Armored Wolf, LLC, allocates the Portfolio’s assets across the Sectors based on the Manager’s forecasted return and risk characteristics for each Sector and a top-down assessment of the market environment, the relative strength of the opportunities available in each Sector and the volatility and correlation of the Sectors.

The Portfolio may invest no more than 33⅓% of its assets in any single Sector at the time of initial investment or as a result of a rebalancing.  The actual Sector weightings may deviate from the maximum allocation percentage from time to time due to market movements, but this will not necessarily result in the Manager rebalancing the Sector allocations.

Sector Investment Strategies

Commodities. In this Sector, the Portfolio intends primarily to take long and short positions in commodity swap agreements, as well as commodity options and futures, ETFs and index-linked and commodity-linked “structured” notes (collectively “commodity-linked investments”).  The Portfolio’s investments in this Sector will focus primarily on crude oil, heating oil, gasoline, natural gas, aluminum, copper, lead, nickel, uranium, zinc, gold, silver, wheat, corn, soybeans, cotton, sugar, cocoa, cattle and hogs, but may also include other commodities.  To identify investment opportunities in this Sector, the Manager considers macro economic fundamentals, monetary and fiscal policy, capital flows and other factors affecting the supply and demand for commodities.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts.  The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions.  Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio.  The investment policies of the Subsidiary are the same as the investment policies of this Sector of the Portfolio.  The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this Sector of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable.  The Portfolio will always own 100% of the Subsidiary’s interests.

The Portfolio’s and the Subsidiary’s investments in this Sector may involve leverage because futures contracts and other derivative instruments are leveraged.  Other investments, such as commodity-linked

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notes and ETFs, may include “embedded” leverage and pay a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset.  Both direct and embedded forms of leverage will magnify the positive and negative return of the Portfolio and may increase the Portfolio’s volatility as compared to an unlevered fund.

Global Inflation-Linked Bonds. In this Sector, the Portfolio intends to invest primarily in inflation-linked bonds, treasury bonds and related derivatives, which may be held long and short.  Inflation-linked bonds are generally fixed income securities whose principal values or interest payments are periodically adjusted according to the rate of inflation.  Such bonds and related derivatives will primarily be securities issued by or related to sovereign governments of developed countries, but may also include securities issued by companies or other entities not affiliated with governments, including but not limited to, investment grade senior and subordinated debt, tranches of collateralized mortgage obligations, tranches of collateralized debt obligations, corporate securities, bank debt and sovereigns in countries deemed to be emerging markets.  To identify investment opportunities in this Sector, the Manager will consider macro-economic fundamentals, monetary and fiscal policy, capital flows, issuance policy and other related factors that the Manager believes will influence market pricing.

Event-Linked Securities. In this Sector, the Portfolio will invest primarily in investments with exposure to remote risks focusing on the super-catastrophe segment of the insurance risk market, including, but not limited to, U.S. hurricane and earthquake, European windstorm, Japanese earthquake and typhoon.  The investments will generally take the form of Rule 144A bonds, insurance derivatives, including swaps, and reinsurance contracts whose returns are linked to such natural disasters that are primarily offered by domestic and offshore insurance companies to reinsure their obligations under catastrophic insurance policies.  The return of principal and payment of interest of an event-linked bond are generally contingent on the non-occurrence of a specified trigger event, such as the aforementioned natural disasters.  In many cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain amount of actual or modeled loss.  If the trigger event occurs prior to a bond's maturity, the Portfolio may lose all or a portion of its principal and additional interest.  If the trigger event does not occur, the Portfolio will recover its principal plus interest.  While principally employing a long strategy, the Portfolio may employ some hedging techniques to manage risk concentrations in this Sector and may short certain instruments to attempt to capture what the Manager believes are mispricing opportunities in the market.

Global Market Equities.  In this Sector, the Portfolio will invest primarily in long and short positions in equities, ETFs, and derivatives such as options, futures and swaps, relating to global markets.  The Portfolio may invest in global equities (i.e., companies that are domiciled, or have operations, in countries outside the emerging markets, including the United States), developed country government bonds or currencies, and futures, options and ETFs on developed market equity indices or the Chicago Board Options Exchange Volatility Index.  The Portfolio may utilize leverage to enhance anticipated returns in this Sector.  In selecting investments in this Sector, the Manager will rank emerging market sovereigns as strong or weak based on fundamentals, including inflation and monetary policy, exchange rate regime, balance of payments, politics and macroeconomic performance.

Emerging Market Bonds.  In this Sector, the Portfolio will invest primarily in long and short positions in bonds, promissory notes and other fixed-income securities issued by governments, government-related entities or public companies and denominated in major global currencies (e.g., U.S. Dollars, Japanese Yen, British Pounds, Euros, Canadian Dollars, Australian Dollars, Swedish Krona and Swiss Francs).  The Portfolio may also invest in derivatives, such as futures, options and swaps, of emerging market sovereign, public or private issuers and Organization for Economic Co-Operation and Development (OECD) sovereign, public or private issuers experiencing stress such that they exhibit characteristics and

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risks similar to emerging market issuers, as determined by the Manager.  In managing this Sector, the Manager will seek to identify investment opportunities by considering a number of different factors, including macro-economic fundamentals, monetary and fiscal policy, capital flows, issuance policy, industry fundamentals and other related factors that the Manager believes will influence market pricing.

Global Market Currencies.  In this Sector, the Portfolio will invest primarily in long and short positions in bonds, loans, promissory notes, other fixed-income securities denominated in emerging market currencies (i.e., primarily non-OECD countries), interest rate swaps, credit default swaps, emerging market spot and forward currencies, cash-settled forwards, and other swaps, including volatility swaps, of emerging market sovereign, public or private issuers.  In addition to investing in emerging market currencies, this Sector may invest in global currencies (i.e., the currencies of countries outside the emerging markets, including the United States).  In managing this Sector, the Manager will seek to identify investment opportunities by considering macro-economic fundamentals, monetary and fiscal policy, capital flows, issuance policy, industry fundamentals, and other related factors that the Manager believes will influence market pricing.

High-Yield Bonds. In this Sector, the Portfolio will invest primarily in high-yield securities (commonly known as “junk bonds”), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality.

Quantitative. This Sector may employ strategies that incorporate a number of advanced quantitative techniques for determining the relative value of financial instruments in the global markets. These methods may use sophisticated mathematical models to analyze and/or discover factors that impact market pricing. Additionally, proprietary high frequency trading models may be used in order to exploit complex or subtle mispricing’s that have been identified in the market

Global Macro Strategy. This Sector’s objective is to invest primarily in long or short exposures to securities permitted in the any of the above described eight Sectors. The focus of this Sector is on directional trading of these exposures. In managing this Sector, the Manager will seek to identify investment opportunities by considering a number of different factors, including macro-economic fundamentals, the investment process recommendations, and other related factors. In making these assessments, the Manager will consider the relative strength, volatility and correlation of the opportunities. The Portfolio may allocate no more than 50% of its risk-based capital to the Global Macro or Global Equities Sectors, and may allocate no more than 33⅓% of its capital to any of the remaining Sectors.

All Sectors.  The term “emerging markets” as used herein refers to those countries which the Manager considers to be emerging market or frontier emerging market countries.  The emerging markets in which the Portfolio may invest may change over time based on economic developments in individual countries and based on the Manager’s assessment of such economic, market, and other developments.

The Manager’s strategies incorporate a number of quantitative techniques for determining the relative value of financial instruments in the global markets, which use mathematical models to analyze and/or discover factors that the Manager believes impact market pricing. Additionally, in executing the Portfolio’s investment strategy for a Sector, the Manager may utilize proprietary high frequency trading models in order to exploit complex or subtle mispricings that the Manager believes exist in the market.  If used, such high frequency trading will lead to higher portfolio turnover.

The Portfolio uses derivatives, including futures, options and swaps, as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks.  The derivatives held by the Portfolio across

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the various Sectors will fluctuate from time to time but collectively could represent economic exposure as high or higher than 50% of the total assets of the Portfolio.  Accordingly, the Portfolio and the Subsidiary may maintain a substantial amount of their assets in cash and cash equivalents as required margin for futures contracts, as required segregation under SEC rules and to collateralize swap exposure.

The Portfolio’s investments in the types of securities described in this prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this prospectus.  The Portfolio may also invest in securities and other investments not described in this prospectus.  Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

General Investment Policies of the Portfolio

Temporary or Cash Investments.  Under normal market conditions, the Portfolio will stay fully invested according to its principal investment strategies as noted above.  The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Portfolio not achieving its investment objectives during that period.

For longer periods of time, the Portfolio may hold a substantial cash position.  If the market advances during periods when the Portfolio is holding a large cash position, the Portfolio may not participate to the extent it would have if the Portfolio had been more fully invested.  To the extent that the Portfolio uses a money market fund for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Change in Investment Objective and Strategies.  The Portfolio’s investment objective and strategies are non-fundamental (unless otherwise indicated) and may be changed without the approval of the Portfolio’s shareholders.

Principal Risks of Investing in the Portfolio

As with any mutual fund, it is possible to lose money by investing in the Portfolio.  There is no assurance that the Portfolio will achieve its investment objective.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk.  The Portfolio may engage in frequent trading of portfolio securities that may result in increased transaction costs, thereby lowering its actual return.  Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodity-Linked Notes Risk.  In addition to commodity risk, commodity-linked notes may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest or principal to be repaid at maturity on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Portfolio might not receive all (or a portion) of the interest or principal due on its investment if there is a loss of value of the underlying investment.  At any time, the risk of loss associated with a particular note in the Portfolio’s portfolio may be significantly higher than the value of the note if the note leverages its underlying investments. Commodity-linked notes are also subject to issuer risk and liquidity risk.

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The value of the commodity-linked notes the Portfolio buys may fluctuate significantly because the values of the underlying investments to which they are linked may themselves be extremely volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Certain commodity-linked notes in which the Portfolio may invest will be leveraged, which means that the amount by which the value of the notes will rise or fall in response to changes in the underlying instrument has been magnified by a certain multiple. This would have the effect of increasing the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested and may receive interest payments on the note that are more or less than the stated coupon interest payments.

Commodities Risk.  The Portfolio or the Subsidiary may invest in commodity-linked investments that may subject it to greater volatility than investments in traditional securities.  The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.  Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio and the Subsidiary to leveraged market exposure for commodities.

Counterparty Risk.  Individually negotiated or over-the-counter derivatives, such as over-the-counter swaps and forwards, are subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio.

Credit Risk.  The issuers of fixed income instruments in which the Portfolio invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Portfolio invests in bonds related below investment-grade bonds (junk bonds).  An issuer's securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk.  The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.  The Portfolio may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates.  There is no guarantee that these investments will be successful.

Derivatives Risk.  Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index.  Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks.  The derivatives primarily used by the Portfolio include options, futures and swaps.  The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments.  In the case of over-the-counter (or “OTC”) derivatives, they may be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index.  The Portfolio could lose more than the cash amount invested in derivatives.  OTC derivatives, which are those not cleared and settled through a central exchange are also subject to

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counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Portfolio.  If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the net amount of payments that it is contractually entitled to receive).  In addition, the use of certain derivatives may cause the Portfolio to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Special Risks of Options.  If the Portfolio sells a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price.  If the Portfolio sells a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price.  If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.  Options can involve economic leverage, which could result in these investments experiencing greater volatility than other investments, which could increase the volatility of the Portfolio.

Special Risks of Futures.  The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced.  Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts.  This economic leverage can increase the volatility of the Portfolio.  Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps.  OTC swap transactions are two-party transactions and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price.  Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses.  OTC swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations.  The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Developing Markets Securities Risk.  The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Event-Linked Securities Risk.  Factors influencing performance of event-linked securities tend to encompass different variables than the usual factors influencing performance of stock and fixed income markets. The type, frequency and severity of natural disasters and other events that trigger an increase or decline in the value of or income from event-linked securities (“trigger events”) are difficult to predict.  Actual losses may vary greatly from expected losses that are based on predictions about trigger events and thus, the expected return on an investment with respect to such instruments is difficult to calculate.  For example, with respect to weather-linked instruments, climate changes can affect the occurrence of a

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Trigger Event.  Event-linked securities may at any given time be illiquid, thus, the sale of these investments may be made at substantial discounts, delayed or impossible.  Event-linked securities are not offered or traded on exchanges, and investors in event-linked securities do not benefit from the regulatory protections of such exchanges, the SEC or other governmental or regulatory authorities in any jurisdiction.  Event-linked securities may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Exchange-Traded Funds (ETF) Risk.  Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which the Portfolio may invest may be leveraged.  As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

Equity Securities Risk.  The Sector is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Sector’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. The Sector may invest in equity securities without regard to market capitalization.

Foreign Securities Risk. The Portfolio's investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk.  Foreign securities also have risks related to economic and political developments abroad, including expropriations and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or

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transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.  Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  . Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Global Macro Strategy Risk.  Because this Sector’s objective is to invest primarily in long or short exposures to securities permitted in the any of the other eights Sectors, the risks described under the headings of such other Sectors are generally applicable to this Sector. The focus of this Sector is on directional trading of these exposures, on an opportunistic and speculative basis, and where the Manager is unable to or incorrectly implements such directional trading, the Portfolio’s risk-based capital and overall portfolio may lose value.

High-Yield Bond Risk.  Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds.  Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Inflation-Linked Bonds.  Inflation-linked bonds are generally fixed income securities whose principal values or interest payments are periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal value of inflation-indexed bonds may also be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) may be reduced.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.

Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall.  Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics.  One measure of this sensitivity is

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called duration.  The longer the duration of a particular bond, the greater is its price sensitivity to interest rates.  Similarly, a longer duration portfolio of securities has greater price sensitivity.  Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Portfolio’s performance.

Leverage Risk.  Borrowing money to buy securities exposes the Portfolio to leverage because the Portfolio can achieve a return on a capital base larger than the assets that shareholders have contributed to the Portfolio.  Leverage also exists when the Portfolio purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction.  Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions.  Except in the case of borrowing, the Portfolio mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk.  To the extent that the Portfolio is not able to close out a leveraged position because of market illiquidity, the Portfolio’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate Portfolio positions when it may not be advantageous to do so.  Leveraging may cause the Portfolio to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.  There can be no assurance that the Portfolio’s leverage strategies will be successful.  Certain investments, such as commodity-linked notes and ETFs, may include “embedded” leverage and pay a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset.  These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Limited Number of Holdings Risk.  Because a large percentage of the assets of a particular Sector may be invested in a limited number of investments, a change in the value of these investments could significantly increase the volatility and affect the value of that Sector and the Portfolio.

Liquidity Risk.  An investment is considered to be illiquid if the Portfolio is unable to sell such investment at a fair price within a reasonable amount of time.  An investment may be deemed illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading.  The Portfolio may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments.  Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk.  The Portfolio relies heavily on the Manager’s evaluation of the risk, potential returns and correlation among the Sectors.  Although the Portfolio’s investments span multiple markets and asset classes, all markets are subject to declines and it is possible that more than one Sector will experience declines simultaneously.  In addition, the Sector weightings are based on the Manager’s evaluation of the correlation between the Sectors, among other factors, which is based on historical patterns that may not repeat in the future.  There is no guarantee that the investment techniques and risk analysis used by the Manager will produce the desired results.

Market Capitalization Risk.  Stocks have different market capitalizations: small, medium and large.  Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources.  The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer.  They also

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may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Mortgage- and Asset-Backed Securities Risk.  The Portfolio may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling.  As a result, the Portfolio may reinvest these early payments at lower interest rates, thereby reducing the Portfolio's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration.  Longer duration securities tend to be more volatile as the value of most mortgage- and asset-backed securities tends to vary inversely with changes in interest rates (i.e., as interest rates increase, the value of the securities decrease).  Securities may be prepaid at a price less than the original purchase value.

Short Sales Risk.  If the Portfolio sells short a security that it does not own and the security increases in value, the Portfolio will pay a higher price to repurchase the security.  The more the Portfolio pays above the amount it sold short the security for, the more it will lose on the transaction, which adversely affects its share price.  As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Portfolio may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts.

Subsidiary Risk.  The Subsidiary, unlike the Portfolio, may invest without limitation in commodity-linked derivatives.  By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.  Accordingly, the Portfolio, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Subsidiary and the Portfolio and its shareholders.  For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax or withholding tax on the Subsidiary.  If this were to change, the Subsidiary may have to pay such taxes and Portfolio shareholders will experience decreased returns.

Tax Risk.  As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Code.  The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the principles underlying a number of private letter rulings provided to third-parties not associated with the Portfolio.  However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers.  It should be noted that the IRS has

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suspended the issuance of these rulings.  If the IRS were to change its position with respect to the conclusions reached in these private letter rulings or determines that the Portfolio should have sought its own private letter ruling, the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years.  In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation.  For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Quantitative Strategy Risk.  The Portfolio may use quantitative mathematical models that rely on patterns inferred from historical prices and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio.

PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Trust’s Statement of Additional Information.

The Trust discloses the Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT OF THE PORTFOLIO

The Manager

The Portfolio has entered into an Investment Management Agreement (“Management Agreement”) with Armored Wolf, LLC, located at 18111 Von Karman Avenue, Suite 525, Irvine, CA 92612, under which the Manager manages the Portfolio’s investments subject to the supervision of the Board of Trustees.  The Manager offers both high net worth individual and institutional clients portfolio management services in a variety of alternative investment offerings, and is a registered investment adviser.  As of September 30, 2014, the Manager managed approximately $621 million in assets.  Under the Management Agreement, the Portfolio compensates the Manager for its management services at the

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annual rate of 1.10% of the Portfolio’s average daily net assets, excluding assets invested in the Subsidiary and on which the Subsidiary pays a management fee, as described below.

As with the Portfolio, the Manager is responsible for the selection of the Subsidiary’s investments pursuant to a separate investment advisory agreement between the Subsidiary and the Manager.  Under this advisory agreement, the Manager provides the Subsidiary the same type of investment advisory services, under the substantially the same terms, as are provided to the Portfolio.  The Subsidiary will pay the Manager a fee at an annual rate of 1.10% of the Subsidiary’s average daily net assets. Although the Portfolio indirectly bears this expense as a result of the Portfolio’s ownership of the Subsidiary, the Manager has agreed to waive the management fee it receives from the Portfolio in an amount equal to the management fee it receives from the Subsidiary.  The Subsidiary, and indirectly the Portfolio, will also bear fees in connection with the custody, transfer agency, audit and legal services that the Subsidiary receives.

Portfolio Expenses.  The Portfolio is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio) do not exceed 1.50%, 1.25% and 2.25% of the Portfolio’s average net assets, for Class A, Class I and Class C shares, respectively, through December 31, 2015, subject thereafter to annual re-approval of the agreement by the Board of Trustees.  Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses.  The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the Expense Cap.  Any such reimbursement will be reviewed and approved by the Board of Trustees.  The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of management fees and/or expenses.  This Operating Expense Limitation Agreement can be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Management Agreement is available in the Portfolio’s Annual Report to Shareholders for the fiscal year ended August 31, 2014.

Portfolio Manager

John Brynjolfsson, CFA – Mr. Brynjolfsson is Managing Director and Chief Investment Officer of the Manager.  Prior to establishing the Manager, Mr. Brynjolfsson was a senior portfolio manager at Pacific Investment Management Company LLC (“PIMCO”) (19 year tenure).  He launched PIMCO’s Real Return platform in 1997 and grew it to $80 billion in assets.  In addition, Mr. Brynjolfsson was the lead portfolio manager for three of PIMCO’s four largest funds.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Portfolio.

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SUPERVISION

Saratoga Capital Management, LLC (“SCM”), 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, serves the Portfolio in a supervision capacity with responsibility to monitor the performance of the Portfolio’s outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Portfolio. Pursuant to the supervision agreement with the Portfolio, the Portfolio pays SCM an annual supervision fee of 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels.  SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available.  The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Trust.  As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model.  The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.  Shares of the Portfolio and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by SCM, the Saratoga Strategic Horizon Asset Reallocation Program® (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with SCM. SCM receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Portfolio and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, SCM may suggest to the investment advisers that SCM has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Portfolio of the assets of one or more Saratoga Funds (each, a “sleeve”).  Any such allocation would increase the Portfolio’s assets and, therefore, the management fees of the Portfolio payable to the Manager.  Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to SCM, which acts as supervisor but not investment adviser to the Portfolio.  The Manager has agreed to reimburse SCM an amount equivalent to any reduction in management fees that SCM experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Portfolio, less any supervision fees that SCM receives from the sleeve that is allocated to the Portfolio.  Any such reimbursement will be paid by the Manager and not out of the assets of the Portfolio.

ADMINISTRATION

The Bank of New York Mellon, located at One Wall Street, 25th Floor, New York, New York 10286, is the custodian of the assets of the Trust and the Subsidiary.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust’s transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust.  As such, they manage the administrative affairs of the Trust, calculate the NAV of the shares of the Portfolio, and create and maintain the Trust’s required financial records.

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SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called “net asset value,” is based on the value of the Portfolio’s investments.

The NAV per share of the Portfolio is determined once daily at the close of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, a Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Manager determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees.  Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Portfolio invests in ETFs, the Portfolio’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The Prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolio may invest up to 25% of its total assets in shares of the Subsidiary.  The Subsidiary offers to redeem all or a portion of its shares at the current net asset value every business day.  The value of the Subsidiary’s shares will fluctuate with the value of the Subsidiary’s portfolio investments.  The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies as the Portfolio.

PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Portfolio’s distributor (the “Distributor”), or

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through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Portfolio in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Portfolio when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below.  Make all checks payable to the Portfolio.  The Portfolio will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Portfolio will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.  Not all share classes may be available in all states.

Note:  Gemini Fund Services, LLC, the Portfolio’s Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming.  Any commercial bank can transfer same-day funds by wire.  The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE.  Your bank may charge you a fee for wiring same-day funds.

PURCHASE OF SHARES IN GOOD ORDER.  All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.”   This means that your request must include:

•

The Portfolio and account number.

•

The amount of the transaction (in dollars or shares).

•

Accurately completed orders.

•

Any supporting legal documentation that may be required.

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If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolio and the Saratoga Funds. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Portfolio shares, or other fees.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus.  Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  What this means to you:  when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you.  If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of available choices. Generally, the Consulting Programs provide advisory services in connection with investments among the Trust’s portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Trust’s portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use SCM’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, SCM may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. SCM receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Trust portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as

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a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by SCM. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. For Class A and Class C shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolio, the minimum initial investment in the Portfolio is $1 million. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment.  For employees and relatives of the Manager, SCM, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Saratoga Fund and the Portfolio.  With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts.  The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for the Portfolio or for a Saratoga Fund.  The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Portfolio reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management.  A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets.  Class C shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.  The CDSC is based upon the investors original purchase price.

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Certain shareholders may be eligible for CDSC waivers.  Please see the information set forth below for specific eligibility requirements.  You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver.  Similar notification must be made in writing when an order is placed by mail.  The  CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s Transfer Agent does not confirm your represented holdings.  In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)  redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

(2)  redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and

(3)  certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see "Redemption of Shares—Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

CHOOSING A SHARE CLASS

Description of Classes.  The Portfolio has adopted a multiple class plan that allows it to offer one or more classes of shares.  The Portfolio has three classes of shares – Class I shares, Class A shares and Class C shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•

Class I shares are no-load shares that do not require that you pay a sales charge.  If you purchase Class I shares of the Portfolio you will pay the NAV next determined after your order is received.

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•

Class A shares are charged a front-end sales load.  The Class A shares are also charged a 0.25% annual Rule 12b-1 distribution and servicing fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”

•

Class C shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”.  The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.

MORE ABOUT CLASS A SHARES

Class A shares of the Portfolio are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% annually of average daily net assets, which are assessed against the shares of the Portfolio.

If you purchase Class A shares of the Portfolio you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

CLASS A SHARES REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums.  Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail.  The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums.  In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

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You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolio.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident.  See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge.  The following chart shows the sales charge you will pay based on the amount of your purchase.  You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price [1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price [2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3]	None	None	None

1   Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2   At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers.  The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

3   Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase.  See “More About Class A Shares” above for further information.

RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•

an individual;

•

an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

•

a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Code, including related plans of the same employer.

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If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase.  To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Trust’s portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Trust portfolios you currently own acquired in exchange for shares of Trust portfolios purchased during that period at a price including a front-end sales charge.  You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its transfer agent and any financial intermediaries may not maintain this information.  Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

CLASS A SHARES SALES CHARGE WAIVERS

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

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Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or SCM (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families.

•

Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or SCM.

•

Clients of financial intermediaries that have entered into arrangements with the Distributor or SCM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or SCM.

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•

Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Code.

•

Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. SCM in its sole discretion may waive these minimum dollar requirements.

•

Reinvestment of capital gains distributions and dividends.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase.  The CDSC is based upon the investor’s original purchase price.

PLAN OF DISTRIBUTION

The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and SCM, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class.  A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of The Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager, SCM or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Portfolio as an expense in the year it is accrued. Because the fee is paid out of the Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders,

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interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies.  To the extent that the Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences.  The foreign securities in which the Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its NAV.  This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities.  A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”).  The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions.  The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase.  The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus.  Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders.  The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information.  Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis.  The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited.  Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges.   Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

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REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any day that the Portfolio calculates its NAV. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. The Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request.  However, payments for redemptions of shares purchased by check will not be transmitted until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests.  To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Redeeming by Telephone.  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account.   The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-800-807-FUND (1-800-807-3863).  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms

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of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions.  If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent.  Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

Good Order.  Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

The request should be in writing indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee.  Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1. Re-registration of the account.

2. Changing bank wiring instructions on the account.

3. Name change on the account.

4. Setting up/changing systematic withdrawal plan to a secondary address.

5. Redemptions greater than $100,000.

6. Any redemption check that is being mailed to a different address than the address of record.

7. Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE.  You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Portfolio within 30 days of purchase.  The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed

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first.  The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s transfer agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); and (iv) redemptions pursuant to systematic withdrawal plans.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis.  Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Portfolio by the Financial Intermediary’s customers and to collect the Portfolio’s redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.”  The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio‘s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolio.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.  Shareholders should contact their dealer representative or the Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by SCM), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS.  If the Portfolio is the only holding of a shareholder in the Trust, then due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio’s shareholders to make a redemption payment wholly in cash, the Portfolio may

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pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective NAVs. Please refer to the Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Trust’s other portfolios.  The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Portfolio or a Saratoga Fund that does not charge a CDSC will not be counted.  Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.  In addition, shares that are exchanged into or from the Portfolio or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Portfolio or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

SCM reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS.  The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a portfolio generally pays no federal income tax on the income and gains it distributes to you.  The Portfolio declares and pays dividends from net investment income, if any, annually.  Distributions of net realized long-term and short-term capital gains, if any, earned by the Portfolio will be made annually.  The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.  The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term

37

capital gains paid by the Portfolio to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Portfolio (which will be deposited in the shareholder’s account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS.  You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any.  The statement provides information on your dividends and capital gains for tax purposes.  If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.”  At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.  Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains or some combination of both, whether you take them in cash or reinvest them in Portfolio shares.  The Portfolio’s investment techniques, including use of short-sales, derivatives and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

For federal income tax purposes, any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust. Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied.  However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes.  For example, you generally will not be permitted to offset ordinary income dividends with capital losses when calculating your net capital gains or losses.  Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied.  Short-term capital gain distributions will continue to be taxed at ordinary income rates.

38

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal income tax and may result in a taxable gain or loss to you.  Your exchange of Portfolio shares for shares of another portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of the Portfolio’s shares and reinvests in that portfolio’s shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

COST BASIS. A Portfolio (or its administrative agents) is required to report to the Internal Revenue Service and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolios will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

BACK-UP WITHHOLDING.  By law, each Portfolio must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount is currently 28% of your taxable distributions or redemption proceeds.

INVESTMENT IN COMMODITIES.  The Portfolio must meet certain requirements under the Internal Revenue Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements.  The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the principles underlying a number of private letter rulings provided to third-parties not associated with the Portfolio.  However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers.  It should be noted that the IRS has suspended the issuance of these rulings.   If, contrary to a number of private letter rulings issued by the IRS to third-parties, the IRS were to determine such income is nonqualifying, the Portfolio might fail to satisfy the income requirement.  Additionally, the Portfolio intends to limit its investment in the Subsidiary to no more than 25% of the value of the Portfolio’s total assets in order to satisfy the asset diversification requirement.  By investing in the Subsidiary and commodity-linked notes to gain exposure to commodities, the Portfolio may realize more ordinary income than if the Portfolio were to invest directly in the reference commodities.

OTHER.  Portfolio distributions and gains from the sale or exchange of your Portfolio shares also may be subject to state and local taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations) . In such a case shareholders would also need to include such foreign taxes in income.

39

FOREIGN SHAREHOLDERS.  Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Portfolio, as discussed in more detail in the Statement of Additional Information.

MEDICARE TAX.  An additional 3.8% Medicare tax is  imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

ADDITIONAL INFORMATION

The Manager, SCM and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares.  Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Portfolio over other investment options.  Any such payments will not change the NAV of the price of the Portfolio’s shares.

 In addition, the Portfolio or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents. The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolio.  These expenses are not separately identified in the fee table under the section titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee table.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance of Class A and Class I shares for the fiscal years ended August 31, 2014, August 31, 2013 and August 31, 2012 and for the period February 1, 2011 (inception of the Class A and Class I shares ) through the fiscal year ended August 31, 2011, and of Class C shares for the fiscal year ended August 31, 2014, August 31, 2013 and for the period January 5, 2012 (inception of Class C) through the fiscal year ended August 31, 2012, which has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolio’s financial statements are included in the Portfolio’s August 31, 2014 annual report, which is available upon request. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

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FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Enhanced Real Return Portfolio - Class A Shares

						February 1,
	Year Ended	Year Ended		Year Ended		2011 (1) to
	August 31,	August 31,		August 31,		August 31,
	2014	2013		2012		2011
Net Asset Value, Beginning of Period	$ 10.18	$ 10.43		$ 10.28		$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.07)	0.06		0.11		0.03
Net realized and unrealized gain (loss)	(0.19)	(0.12)		0.08		0.25
Total from investment operations	(0.26)	(0.06)		0.19		0.28
Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.13)		(0.04)		-
Distributions from realized gains	(0.05)	(0.06)		-		-
Total dividends and distributions	(0.10)	(0.19)		(0.04)		-

Redemption Fees	-	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.82	$ 10.18		$ 10.43		$ 10.28
Total Return*	(2.57)%	(0.67)%		1.86%		2.80%	(5)

Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 10,969	$ 19,805		$ 6,530		$ 317
Ratio of net operating expenses to
average net assets (4)	1.50%	1.50%		1.50%		1.50%	(3)
Ratio of net investment income (loss) to
average net assets	(0.74)%	0.57%		1.03%		0.56%	(3)
Portfolio Turnover Rate	260%	579%		373%		105%	(5)
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Armored Wolf, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Enhanced Real Return Portfolio: 2.26% for the year ended August 31, 2014; 2.32% for the year ended August 31, 2013; 2.68% for the year ended August 31, 2012; and 3.90% for the period ended August 31, 2011.

(5) Not annualized

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

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FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Enhanced Real Return Portfolio - Class C Shares

					January 5,
	Year Ended		Year Ended		2012 (1) to
	August 31,		August 31,		August 31,
	2014		2013		2012
Net Asset Value, Beginning of Period	$ 10.07		$ 10.38		$ 10.25
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.15)		(0.02)		0.03
Net realized and unrealized gain (loss)	(0.18)		(0.13)		0.10
Total from investment operations	(0.33)		(0.15)		0.13
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.10)		-
Distributions from realized gains	(0.05)		(0.06)		-
Total dividends and distributions	(0.06)		(0.16)		-

Redemption Fees	-	**'	-	**	-	**

Net Asset Value, End of Period	$ 9.68		$ 10.07		$ 10.38
Total Return*	(3.24)%		(1.46)%		1.25%	(5)

Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2,201		$ 2,859		$ 581
Ratio of net operating expenses to
average net assets (4)	2.25%		2.25%		2.25%	(3)
Ratio of net investment income (loss) to
average net assets	(1.51)%		(0.18)%		0.42%	(3)
Portfolio Turnover Rate	260%		579%		373%	(5)
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Armored Wolf, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Enhanced Real Return Portfolio: 2.99% for the year ended August 31, 2014; 3.06% for the year ended August 31, 2013; 3.49% for the period ended August 31, 2012.

(5) Not annualized

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

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FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Enhanced Real Return Portfolio - Class I Shares

							February 1,
	Year Ended		Year Ended		Year Ended		2011 (1) to
	August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011
Net Asset Value, Beginning of Period	$ 10.21		$ 10.45		$ 10.28		$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.05)		0.08		0.10		0.09
Net realized and unrealized gain (loss)	(0.19)		(0.12)		0.12		0.19
Total from investment operations	(0.24)		(0.04)		0.22		0.28
Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.14)		(0.05)		-
Distributions from realized gains	(0.05)		(0.06)		-		-
Total dividends and distributions	(0.12)		(0.20)		(0.05)		-

Redemption Fees	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.85		$ 10.21		$ 10.45		$ 10.28
Total Return*	(2.37)%		(0.44)%		2.11%		2.80%	(5)

Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 14,381		$ 15,747		$ 6,541		$ 6,105
Ratio of net operating expenses to
average net assets (4)	1.25%		1.25%		1.25%		1.25%	(3)
Ratio of net investment income (loss) to
average net assets	(0.50)%		0.72%		0.93%		1.58%	(3)
Portfolio Turnover Rate	260%		579%		373%		105%	(5)
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Armored Wolf, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Enhanced Real Return Portfolio: 1.97% for the year ended August 31, 2014; 2.06% for the year ended August 31, 2013; 2.43% for the year ended August 31, 2012 and 3.62% for the period ended August 31, 2011.

(5) Not annualized

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

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Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?		Call 1-800-807-FUND

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Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my	To protect your personal information from unauthorized access personal information?

and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

•

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

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JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

CLASS I SHARES (Ticker: GRRIX)

  CLASS A SHARES (Ticker: GRRAX)
  CLASS C SHARES (Ticker: GRRCX)

PROSPECTUS

Additional information about the Portfolio’s investments will be available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-(800) 807- FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at:  www.saratogacap.com

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.

PROSPECTUS DATED DECEMBER 31, 2014

THE SARATOGA ADVANTAGE TRUST

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

CLASS I SHARES   (Ticker: JARIX)

CLASS A SHARES (Ticker: JAREX)

CLASS C SHARES (Ticker: JACRX)

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company. The James Alpha Global Real Estate Investments Portfolio (the “Portfolio”) is managed by Ascent Investment Advisors, LLC (the “Manager”).  Shares of the Portfolio are available to investors and advisory services.

The Securities And Exchange Commission Has Not Approved Or Disapproved These Securities Or Passed Upon The Adequacy Of This Prospectus.  Any Representation To The Contrary Is A Criminal Offense.

PORTFOLIO SUMMARY

Investment Objective:  The investment objective of the James Alpha Global Real Estate Investments Portfolio (the “Portfolio”) is total return through a combination of current income and capital appreciation.

Fees and Expenses of the Portfolio.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Class A	Class I	Class C
SHAREHOLDER FEES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE (1)	NONE	1.00% (2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses	0.59%	0.58%	0.59%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	2.04%	1.78%	2.79%
Expense Reduction/ Reimbursement	(0.05)%	(0.29)%	(0.12)%
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement) (3)	1.99%	1.49%	2.67%

(1)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases.  (See “Shareholder Information – Class A Shares Contingent Deferred Sales Charge" section).

(2)   Only applicable to redemptions made within one year after purchase (see “Shareholder Information – Class C Shares Contingent Deferred Sales Charge section").

 (3) The Total Annual Portfolio Operating Expenses will not exceed 1.99%, 1.49% and 2.67% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively; effective October 30, 2014, the expense cap for Class A shares decreased from 2.44% to 1.99%.  Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, and extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2015.  This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.  The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the current expense cap.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be

1

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$765	$1,173	$1,606	$2,804
Class I	$152	$532	$937	$2,071
Class C	$370	$854	$1,464	$3,110

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$765	$1,173	$1,606	$2,804
Class I	$152	$532	$937	$2,071
Class C	$270	$854	$1,464	$3,110

Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 219% of the average value of its portfolio.

Principal Investment Strategies.  The Portfolio’s strategy is to invest exclusively (other than cash and cash equivalents) in publicly-traded real estate investment trusts (“REITs”), including REIT preferred stock, and other publicly-traded real estate securities that are included in the FTSE EPRA/NAREIT Developed Real Estate Index (the “Index”).  The Index may include securities of any issuer that derived in the previous full fiscal year at least 75% of its total earnings before interest, depreciation and amortization (“EBIDA”) from the ownership, trading and development of income-producing real estate.  REITs are typically small or medium capitalization stocks which fall within the range of $250 million to $10 billion in equity market capitalization.  Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Portfolio will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets.  The Portfolio also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Portfolio’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price.  The Manager uses both a quantitative screening process and a qualitative stock selection process when selecting Index securities for investment by the Portfolio in connection with its strategy.

Quantitative Screening Process: The Manager and Green Street Advisors of Newport Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Manager uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 80 qualifying securities exclusively from among those contained in the Index for evaluation by the Manager (“Qualifying Securities”).  Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors.

Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Manager in determining appropriate investments for the Portfolio.  The Manager selects the top 40 to 50 securities from among the approximately 80 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, balance sheet strength, debt structure and maturities, lease term and renewal schedule,

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tenant credit quality, regional macroeconomic conditions and trends and projected demand drivers and supply constraints for space.  The Manager may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Model.

Principal Investment Risks.  There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.  Finally, in the event of a default of any foreign debt obligations, it

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may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel.  There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Limited Operating History of the Manager.  The Manager has a limited operating history and limited experience managing an open-end mutual fund.  The Manager’s experience managing an investment company includes managing the Portfolio in its prior form as a stand-alone, open-end investment company for a brief period and, prior to that a closed-end investment company.   The portfolio managers’ experience managing open-end mutual funds is described in the section of the prospectus titled “Management of the Portfolio - Portfolio Managers.”

Management Risk. The Manager’s securities selections and other investment decisions might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. The Portfolio’s successful pursuit of its investment objective depends upon the Model and the Manager’s ability to manage the Portfolio in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Manager, the Manager may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Portfolio from achieving its investment objective.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected

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events. As the writer of a covered call option, the Portfolio forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline.  The use of options may require the Portfolio to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Portfolio can realize above the exercise price of an option, or may cause the Portfolio to hold a security that it might otherwise sell.  Certain options may be traded in the “over-the-counter” (“OTC”) market, which are options negotiated with dealers; there is no secondary market for OTC options.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio concentrates its investments in REITs and publicly traded real estate securities in the Index, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and quality of credit extended.  REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.  Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks.  These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

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Medium and Small Capitalization Company Risk.   Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance.  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares of the Predecessor Fund from year-to-year and by showing how the average annual returns for 1 year and since inception of the Predecessor Fund compare with those of the FTSE EPRA/NAREIT Developed Real Estate Index.  The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Predecessor Fund (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

CLASS A ANNUAL TOTAL RETURNS – CALENDAR YEARS

Class A Shares Year-to-Date (as of September 30, 2014):   4.41%

 Best Quarter:         Q3 2010    16.54%

 Worst Quarter:         Q3 2011    -20.18%

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AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)

	1 Year	Life of Portfolio (since inception of Predecessor Fund on October 26, 2009)
Class A Shares
Return Before Taxes[1]	-3.51%	10.87%
Return After Taxes on Distributions[1]	-8.12%	7.33%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	-1.97%	7.55%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)	3.67%	10.44%
Class I Shares
Return Before Taxes	3.25%	9.44%[2]

1 The returns shown reflect the deduction of the maximum sales charge of the Predecessor Fund of 7.25%.

2  The Portfolio’s Class I shares commenced operations on  August 1, 2011.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Manager.  Ascent Investment Advisors, LLC serves as the Manager of the Portfolio.

Portfolio  Manager.  The following individual serves as the Portfolio’s portfolio manager:

Portfolio Manager	Primary Title
Andrew J. Duffy, CFA	President of the Manager; Portfolio Manager since August 2011

Purchase and Sale of Portfolio Shares.  Generally, for Class A shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500 for Class A and Class C shares.  The investment minimum for Class I shares of the Portfolio is $2 million, subject to certain exceptions.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange (“NYSE”) is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information.  Distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-free plan.  The Portfolio’s investment techniques

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may cause more of the Portfolio’s income dividends and capital gains distributions to be taxable at ordinary income tax rates than it would if it did not engage in such techniques.

Financial Intermediary Compensation.  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective and Policies

The investment objective of the Portfolio is total return through a combination of current income and capital appreciation.

The Portfolio pursues its investment objective by investing indirectly in a diversified portfolio of high quality, income-producing real estate properties through its investments in REITs and other real estate securities included in the Index. Approximately 75% of the constituents of the Index are REITs; therefore, the Portfolio intends to invest its assets in generally the same proportion (although it may vary over time). In addition, the Portfolio seeks to enhance current income by writing (selling) covered call options.

The Portfolio invests 100% of its net assets (other than cash and cash-equivalents) in REITs, including REIT preferred stock, and other publicly-traded real estate securities included in the Index.  This policy is fundamental and may not be changed without shareholder approval. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. “Real estate securities” include the securities of any issuer that derived in the previous full fiscal year at least 75% of its total EBIDA from the ownership, management and development of income producing real estate.

Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. This policy is fundamental and may not be changed without shareholder approval.  The Portfolio may invest without limitation in foreign real estate companies and other real estate securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depositary Receipts and Global Depositary Receipts) that represent indirect interests in securities of foreign issuers of real estate securities that are corporations engaged in the business of owning, managing and developing commercial and residential real estate properties; provided, however, that the Portfolio limit its investments in issuers located in any single foreign country to no more than 25% of its net assets.  All of the securities of the foreign issuers of real estate securities in which the Portfolio invests are listed on major foreign stock exchanges.

Investment Strategies

Under normal market conditions, the Portfolio’s strategy is to invest its net assets in publicly-traded REITs and other publicly-traded real estate securities that are included in the Index. The Manager uses both a quantitative screening process and a qualitative stock selection process when selecting Index securities for investment.  The Index is designed to track the performance of publicly-traded real estate companies worldwide and REITs.

The Index is categorized into three regions: North America, Europe and Asia. The North America series includes the United States and Canada. The Europe series includes the United Kingdom, Sweden, Switzerland, Portugal, Spain, Poland, Norway, the Netherlands, Italy, Ireland, Hungary, Greece, Germany, France, Finland, Denmark, the Czech Republic, Belgium and Austria. The Asian series includes South Korea, Singapore, New Zealand, Japan, Hong Kong and Australia.

The companies included in the Index, “constituents,” are free-float adjusted, and screened for liquidity, size and EBITDA, which the Manager believes makes the Index suitable for use as the basis for determining potential investments for the Portfolio. Managers of the Index review constituent companies on a quarterly basis in March, June, September and December.

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“Free-float adjusted” refers to an index construction methodology that takes into consideration only the free-float market capitalization of a company for the purpose of Index calculation and assigning weight to stocks in the Index. Free-float market capitalization takes into consideration only those shares issued by the company that are readily available for trading in the market. It generally excludes insiders' holdings, government holdings, strategic holdings, employee stock ownership plans and other locked-in shares that will not come to the market for trading in the normal course. The Index’s free-float restrictions are in place to ensure an adequate number of freely tradable shares.

The Portfolio limits its investments in issuers located in any single foreign country to no more than 25% of its net assets.

Quantitative Screening Process.  The Manager and Green Street Advisors of Newport Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Manager uses to identify the securities in which the Portfolio may invest.  The Model identifies qualifying securities exclusively from among those contained in the Index for further evaluation by the Manager (“Qualifying Securities”).  The Model considers several criteria when selecting such securities including, but not limited to, free-float market capitalization, insider ownership, total return, leverage, price to earnings ratio, dividend yield, dividend growth, historical earnings growth and projected earnings growth.  The Model’s process results in a selection of approximately 80 Qualifying Securities from the Index, weighted to match the geographic and property type weightings of the Index.  The Manager may alter the weightings of the parameters used by the Model based on the Manager’s perceptions of the global market and economy.

Qualitative Stock Selection Process.  All Qualifying Securities are evaluated by the Manager in determining appropriate investments for the Portfolio.  The Manager selects the top 40 to 50 securities from among the 80 Qualifying Securities based on its assessment of factors including, but not limited to, management quality, balance sheet strength, debt structure and maturities, lease term and renewal schedule, tenant credit quality, regional macroeconomic conditions and trends and projected demand drivers and supply constraints for space.  The Manger may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Model.  In addition, from time to time, as securities qualify under the Model’s parameters, such securities may be added to the portfolio.  The Portfolio’s portfolio holdings are continuously monitored and evaluated by the Manager, based upon its assessment of current market conditions, changes in company-specific prospects, stock price valuations, and other circumstances that the Manager deems relevant.  The active management of the portfolio also includes at least semi-annual updates of the data used to identify the Qualifying Securities by Green Street Advisors.  Green Street is compensated for providing this data by the Manager and not the Portfolio.

Covered Call Option Writing.  Under normal market conditions, to enhance income, the Portfolio may write (sell) covered call options, which are limited to a notional value of up to 30% of the Portfolio’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price.  This is the number of shares underlying the contract, multiplied by the current market price of the shares. The Portfolio will write primarily over-the-counter options.  The Portfolio only writes call options on individual securities (“underlying securities”) held in the portfolio (i.e., covered calls).  The Portfolio may not sell "naked" call options (i.e., options representing more securities than are held in the portfolio).  By writing covered call options, the Manager seeks to generate gains and offset a portion of a potential market decline in the underlying security. The Portfolio's covered call option writing program seeks to achieve a high level of net option premiums (covered call option premiums received minus transaction costs), while maintaining the potential for some capital appreciation on each underlying security on which call options are written.

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As the seller of a covered call option, the Portfolio receives cash (the premium) from the purchaser. The purchaser of the covered call option has the right to any appreciation in the value of the underlying security over a fixed price (the exercise price) on a certain date, or range of dates, in the future (the expiration date). The Portfolio may sell covered call options "near-to-the-money" (i.e., the exercise price generally will be within a close range above or below the current level of the cash value of the underlying security) or "at-the-money" (i.e., the exercise price generally will be equal to the current level of the cash value of the underlying security). In this event, the Portfolio, in effect, sells the potential appreciation in the value of the underlying security in exchange for the premium. If, at expiration, the purchaser exercises a covered call option sold by the Portfolio, the Portfolio pays the purchaser the difference between the cash value of the security and the exercise price of the option. The premium, the exercise price and the market value of the underlying security determine the gain or loss realized by the Portfolio as the seller of the call option. Under current market conditions, the notional value of the call options written by the Portfolio is expected to range from 10% to 30% of the value of the Portfolio’s net assets. The percentage of each underlying security to be used in writing covered call options will be determined based on the Manager's opinion of the outlook for the underlying security, market opportunities and option price volatilities.

The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. The premium received for an option written by the Portfolio is recorded as an asset and equivalent liability. The Portfolio then adjusts over time the asset or liability to the market value of the option. Options that are traded over-the-counter are valued using one of three methods: dealer quotes, industry models with objective inputs, or by using a benchmark arrived at by comparing prior day dealer quotes with the corresponding change in the underlying security.  Exchange-traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as "Black Scholes." The transaction costs of buying and selling options consist primarily of commissions (which are imposed in opening, closing, exercise and assignment transactions), but may also include margin and interest costs in particular transactions. The impact of transaction costs on the profitability of a transaction may often be greater for options transactions than for transactions in the underlying securities because these costs are often greater in relation to options premiums than in relation to the prices of underlying securities.  Transaction costs may be different for transactions effected in foreign markets than for transactions effected in U.S. markets. Transaction costs associated with the Portfolio's options strategy will vary depending on market circumstances and other factors.

If the value of the underlying security increases significantly, the Portfolio may look to buy back the covered call options written or close out the covered call option for cash settlement and then re-establish a new covered call option position in the security by writing new covered call options at higher exercise prices. If an underlying security’s price declines, the Portfolio may let the covered call options expire or buy back the covered call options written and sell new covered call options at lower exercise prices on that security. The Portfolio may seek to execute option rolls (as described above) such that the premium received from writing new covered call options exceeds the amounts paid to close the positions being replaced. In this event, if the price of a security against which a covered call option has been written has risen, the covered call option roll would be written on a larger portion of the Portfolio's holding in that security. The Portfolio may also write covered call options with different characteristics and managed differently than described in this paragraph.

Other Information Regarding Investment Strategy

The Portfolio may, from time to time, take defensive positions that are inconsistent with the Portfolio’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Manager may determine that the Portfolio should invest up to 100% of its

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assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Portfolio may not achieve its investment objective.

The Manager may invest the Portfolio's cash balances in any investments it deems appropriate and as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), including but not limited to, money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Portfolio in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Manager and the Portfolio’s portfolio manager are subjective.

The Portfolio has no current intent to sell securities short.  The Portfolio does not intend to use leverage through borrowing for investment purposes. However, the Board may borrow money for emergency or extraordinary purposes, as permitted under the 1940 Act.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year.  Although the portfolio turnover rate is generally not expected to exceed 300%, it may vary greatly from year to year and will not be a limiting factor when the Manager deems portfolio changes appropriate.

The Portfolio may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Manager, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Portfolio. The Portfolio’s high rate of turnover will result in higher brokerage commissions and will cause a portion, and potentially a high proportion, of the Portfolio’s distributions to be characterized as short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. Additionally, in the case of the Portfolio, most of its dividends will be from REITs and the dividends from REITs do not generally "qualify" for the reduced tax rate on regular corporate dividends.  See “Tax Consequences.”

There is no assurance what portion, if any, of the Portfolio’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). As a result, there can be no assurance as to what portion of the Portfolio’s distributions will be designated as qualified dividend income. See “Tax Consequences.”

Portfolio Investments

The Portfolio may invest in the following types of securities, subject to certain limitations as set forth below.

Real Estate Investment Trusts.  The Portfolio invests in REITs and their foreign equivalents. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.  Distributions received by the Portfolio from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends than most other operating companies, the percentage of the Portfolio’s dividend income received from REIT shares will likely exceed the percentage of the Portfolio’s portfolio that is comprised of REIT shares.  Dividends paid by REITs generally do not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. See “Tax Consequences.”

Common Stocks.  Common stocks represent an ownership interest in an issuer. While offering greater potential for long-term growth, common stocks are more volatile and more risky than some other forms of investment.

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Common stock prices fluctuate for many reasons, including adverse events, such as an unfavorable earnings report, changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the cost of capital rises and borrowing costs increase.

Foreign Securities. Foreign securities in which the Portfolio may invest include direct investments in equity securities of foreign issuers that are traded on a foreign securities exchange or over the counter and investments in depository receipts (such as American Depositary Receipts, “ADRs”) that represent indirect interests in securities of foreign issuers that are traded on a U.S. securities exchange or over the counter. The Portfolio is not limited in the amount of assets it may invest in such foreign securities; however, the Portfolio limits its investments in any single foreign country to no more than 25%. As an alternative to holding foreign traded securities, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign securities, and exchange traded funds).

General Investment Policies of the Portfolio

Temporary or Cash Investments.   Under normal market conditions, the Portfolio will stay fully invested according to its principal investment strategies as noted above.  The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Portfolio not achieving its investment objectives during that period.

For longer periods of time, the Portfolio may hold a substantial cash position.  If the market advances during periods when the Portfolio is holding a large cash position, the Portfolio may not participate to the extent it would have if the Portfolio had been more fully invested.  To the extent that the Portfolio uses a money market fund for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Principal Risks of Investing in the Portfolio

As with any mutual fund, it is possible to lose money by investing in the Portfolio.  There is no assurance that the Portfolio will achieve its investment objective.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Limited Operating History of the Manager.  The Manager has a limited operating history and limited experience managing an open-end mutual fund.  The Manager’s experience managing an investment company includes managing the Portfolio in its prior form as a stand-alone, open-end investment company for a brief period and, prior to that a closed-end investment company.   The portfolio managers’ experience managing open-end mutual funds is described in the section of the prospectus titled “Management of the Portfolio - Portfolio Managers.”

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

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Issuer Risk. The value of an issuer’s securities that are held in the Portfolio’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly. The Portfolio only invests in REITs and other publicly traded real estate securities in the Index which are defined as securities of any issuer that derived in the previous full fiscal year at least 75% of its total EBIDA from either (i) the ownership, development, construction, financing, management or sale of commercial real estate or (ii) products or services related to the real estate industry, like building supplies or mortgage servicing; therefore, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Although the Portfolio does not invest in real estate directly, the Portfolio may be subject to risks similar to those associated with direct ownership in real property. The value of the Portfolio’s common shares are affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors of real estate investments:

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Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

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Office and Industrial Properties. Office and industrial properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non competitiveness.

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Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

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Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

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Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of

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mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

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Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

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Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

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Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Portfolio invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

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Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Portfolio’s investment performance.

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Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

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Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Portfolio could be reduced.

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REIT Issues. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Portfolio may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate level taxation, significantly reducing the return to the Portfolio on its investment in such company. See “ REIT Risk ” below.

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Financing Issues. Financial institutions in which the Portfolio may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial

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commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

REIT Risk. Investments in REITs will subject the Portfolio to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Portfolio invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Portfolio were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Portfolio’s yield on that investment.

REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs do not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “Tax Consequences.”

The Portfolio’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Portfolio’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Portfolio’s basis in such REIT, the Portfolio will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Portfolio distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their common shares of the Portfolio, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Portfolio’s common shares, such shareholder will generally recognize a capital gain.

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A shareholder, by investing in REITs and foreign real estate companies indirectly through a Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

The Portfolio does not have any investment restrictions with respect to investments in REITs.

Current Conditions. The residual effects of instability in the United States, European and other credit markets has continued to make it more difficult for some borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, some borrowers may be subject to increased interest expenses for borrowed money and tight underwriting standards. There is also a risk that a general lack of liquidity or other adverse events in the credit markets may adversely affect the ability of issuers in whose securities the Portfolio invests to finance real estate developments and projects or refinance completed projects. For example, adverse developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms or at all so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate. It also may adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could reduce the number of real estate companies that are publicly traded during the investment period and reduce the Portfolio’s investment opportunities.

Common Stock Risk. The Portfolio invests its net assets in common stocks and writes covered call options on shares owned by the Portfolio. Common stocks represent an ownership interest in a company. Common stocks are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Portfolio may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise for issuers. The common stocks in which the Portfolio invests are structurally subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

Foreign Securities Risk. The Portfolio may invest an unlimited amount of its net assets in foreign securities; provided, that the Portfolio will limit its investments in the issuers of any single foreign country to 25% of its net assets. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in the U.S. or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign

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countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.  Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Portfolio’s distributions attributable to foreign securities will be designated as qualified dividend income. See “Tax Consequences.”

 The Portfolio may purchase ADRs, international depository receipts (“IDRs”) and global depository receipts (“GDRs”), which are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, such depository receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with the underlying issuer’s country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid. Less information is normally available on unsponsored receipts.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Portfolio forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline.  The writer of an "American-style" option has no control over when, during the exercise period of the option, it may be required to fulfill its obligation as a writer of the option. This does not apply for "European-style" options, which may only be exercised at termination. Once an option writer has received an exercise notice for an American-style option, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must either close out the position with a cash settlement or deliver the underlying security at the exercise price.  Thus, the use of options may require the Portfolio to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Portfolio can realize above the exercise price of an option, or may cause the Portfolio to hold a security that it might otherwise sell.  The Portfolio's ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that banks, broker-dealers or other financial institutions participating in such transactions will not fulfill their obligations. If the Portfolio were unable to close out a covered call option that it had written, it would not be able to sell the underlying portfolio security unless the option expired without exercise. The value of options may also be adversely affected if the market for such options becomes less liquid or smaller. There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a covered call option by buying such covered call option.

The Portfolio intends to primarily write covered call options that are exchange-traded options but may write over-the-counter options.  Exchange-traded options may also be illiquid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or

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series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading on an exchange were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.  The hours of trading for listed or over-the-counter options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets. Call options are marked to market daily at 4:00 p.m. Eastern time, and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, changes in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, mergers or other extraordinary distributions or events. A reduction in the exercise price of an option may reduce the Portfolio's capital appreciation potential on the underlying security.

Risk of Limitation on Call Option Writing. The number of call options the Portfolio can write is limited by the securities held by the Portfolio, and further limited by the fact that call options represent 100 share lots of the underlying securities. The Portfolio does not write "naked" or uncovered call options. Furthermore, the Portfolio's options transactions are subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or written in one or more accounts or through one or more brokers. Thus, the number of options which the Portfolio may write may be affected by options written by other investment advisory clients of the Manager. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Foreign Currency Risk.   Although the Portfolio reports its net asset value and pays expenses and distributions in U.S. dollars, the Portfolio intends to invest in foreign securities denominated or quoted in currencies other than the U.S. dollar. Therefore, changes in foreign currency exchange rates will affect the U.S. dollar value of the Portfolio’s investment securities and the net asset value of its shares. For example, even if securities prices are unchanged on their primary foreign stock exchange, the Portfolio’s net asset value may change because of a change in the rate of exchange between the U.S. dollar and the trading currency of that primary foreign stock exchange. The currencies of certain countries in which the Portfolio invests are more volatile than those of other countries and, therefore, the Portfolio’s investments related to those countries may be more adversely impacted by currency rate fluctuations. Generally, if a foreign currency depreciates against the U.S. dollar (i.e., if the U.S. dollar strengthens), the value of the existing investment in the securities denominated in that currency will decline. When a given currency appreciates against the U.S. dollar (i.e., if the U.S. dollar weakens), the value of the existing investment in the securities denominated in that currency will rise. Certain foreign countries may impose restrictions on the ability of foreign securities issuers to make payments of principal and interest to investors located outside of the country, due to a blockage of foreign currency exchanges or otherwise.

Medium and Small Capitalization Company Risk. The Portfolio concentrates its investments in real estate related securities. Many issuers of real estate securities are small to medium capitalization companies, some of which may be newly formed.  Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Medium and small sized companies and the industries in

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which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Medium and small capitalization companies are often traded in the OTC market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Medium and small capitalization securities may have returns that can vary, occasionally significantly, from the market in general.  In addition, medium and small capitalization companies may not pay a dividend. Although income may not be a primary goal of the Portfolio, dividends can cushion returns in a falling market.

Management Risk. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio’s successful pursuit of its investment objective depends upon the Model and the Manager’s ability to manage the Portfolio in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Manager, the Manager may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Portfolio from achieving its investment objective.

Defensive Positions. During periods of adverse market or economic conditions, the Portfolio may temporarily invest all or a substantial portion of its net assets in cash or cash equivalents. The Portfolio will not be pursuing its investment objective in these circumstances and could miss favorable market developments.

Portfolio Turnover Risk. The techniques and strategies of the Portfolio might result in a high degree of portfolio turnover.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Trust’s Statement of Additional Information.

The Trust discloses the Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT OF THE PORTFOLIO

The Manager

The Portfolio has entered into an Investment Management Agreement (“Management Agreement”) with Ascent Investment Advisors, LLC, located at 5690 DTC Blvd., Suite 130-W, Greenwood Village, Colorado 80111.

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under which the Manager manages the Portfolio’s investments subject to the supervision of the Board of Trustees.  The Manager is wholly-owned by Ascent Investment Partners, LLC.  The Manager is a registered investment adviser.  As of September 30, 2014, the Manager managed approximately $357 million in assets.  Under the Management Agreement, the Portfolio compensates the Manager for its management services at the annual rate of 1.20% of the average daily net assets of the Portfolio for the first $500,000,000 of Portfolio net assets.  The management fee will decrease as the Portfolio’s assets increase above $500,000,000 according to a breakpoint schedule agreed to between the Portfolio and the Manager.  The Portfolio’s Statement of Additional Information describes the management fee breakpoint schedule.

Portfolio Expenses.  The Portfolio is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, and extraordinary or non-routine expenses for the Portfolio) do not exceed 1.99%, 1.49% and 2.67% of the Portfolio’s average net assets, for Class A, Class I and Class C shares, respectively, through December 31, 2015, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the expense cap. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Investment Advisory  Agreement was included in the Portfolio’s report to shareholders dated August 31, 2014.

Portfolio Manager

Mr. Andrew J. Duffy, CFA, is the President of the Manager and senior portfolio manager of the Portfolio since its inception.

Mr. Duffy has over 20 years of global real estate securities experience in the private and public markets.  From January 2008 through February 2009, Mr. Duffy was a Managing Director with Citigroup Principal Strategies, where he managed a long/short portfolio of global real estate securities.  From February 2006 until December 2007, he was with Hunter Global Investors, L.P. where he was the Co-Portfolio Manager of the Hunter Global Real Estate Fund.  From 1999 to 2006, he was a Portfolio Manager at TIAA-CREF, during which time he was directly responsible for managing over $3 billion in global real estate equity and debt securities held in pension portfolios, college savings plans, open-end mutual funds and the firm’s proprietary general account.  Between 1993 and 1999, Mr. Duffy was a Senior Research Analyst at Eagle Asset Management, where he launched and managed a dedicated real estate securities investment program in which he was responsible for fundamental analysis, security selection, portfolio construction and the covered call option writing strategy.  His other professional experience includes being a Partner at Raymond James & Associates where, as an investment banker, he managed public offerings and advised on mergers and acquisitions.

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Prior to his career in investments, Mr. Duffy served for five years as an officer in the United States Army, where his assignments included serving as a detachment commander in the 7th Special Forces Group and as company executive officer and platoon leader in the 82nd Airborne Division.  Mr. Duffy received a B.S. in electrical engineering from the United States Military Academy at West Point in 1979 as a Distinguished Graduate (top 5% of class) and an M.B.A. from Harvard Business School in 1986.  He earned the Chartered Financial Analyst designation in 1996.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Portfolio.

SUPERVISION

Saratoga Capital Management, LLC (“SCM”), 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, serves the Portfolio in a supervision capacity with responsibility to monitor the performance of the Portfolio’s outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Portfolio. Pursuant to the supervision agreement with the Portfolio, the Portfolio pays SCM an annual supervision fee of 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels.  SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available.  The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Trust.  As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model.  The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.  Shares of the Portfolio and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by SCM, the Saratoga Strategic Horizon Asset Reallocation Program® (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with SCM. SCM receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Portfolio and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, SCM may suggest to the investment advisers that SCM has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Portfolio of the assets of one or more Saratoga Funds (each, a “sleeve”).  Any such allocation would increase the Portfolio’s assets and, therefore, the management fees of the Portfolio payable to the Manager.  Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to SCM, which acts as supervisor but not investment adviser to the Portfolio.  The Manager has agreed to reimburse SCM an amount equivalent to any reduction in management fees that SCM experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Portfolio, less any supervision fees that SCM receives from the sleeve that is allocated to the Portfolio.  Any such reimbursement will be paid by the Manager and not out of the assets of the Portfolio.

ADMINISTRATION

The Bank of New York Mellon, located at One Wall Street, 25th Floor, New York, New York 10286, is the custodian of the assets of the Trust.

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Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust’s transfer agent.

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust.  As such, they manage the administrative affairs of the Trust, calculate the NAV of the shares of the Portfolio, and create and maintain the Trust’s required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called “net asset value,” is based on the value of the Portfolio’s investments.

The NAV per share of the Portfolio is determined once daily at the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, a Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Manager determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees.  Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Portfolio invests in ETFs, the Portfolio’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The Prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Portfolio’s distributor (the “Distributor”), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Portfolio in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Portfolio when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below.  Make all checks payable to the Portfolio.  The Portfolio will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Portfolio will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.  Not all share classes may be available in all states.

Note:  Gemini Fund Services, LLC, the Portfolio’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming.  Any commercial bank can transfer same-day funds by wire.  The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE.  Your bank may charge you a fee for wiring same-day funds.

PURCHASE OF SHARES IN GOOD ORDER.  All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.”   This means that your request must include:

•

The Portfolio and account number.

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•

The amount of the transaction (in dollars or shares).

•

Accurately completed orders.

•

Any supporting legal documentation that may be required.

If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolio and the Saratoga Funds. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Portfolio shares, or other fees.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus.  Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  What this means to you:  when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you.  If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of available choices. Generally, the Consulting Programs provide advisory services in connection with investments among the Trust’s portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Trust’s portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use SCM’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, SCM may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. SCM receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Trust portfolio shares or by separate payment.

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OTHER ADVISORY PROGRAMS. Shares of the Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by SCM. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING.  For Class A and Class C shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolio, the minimum initial investment in the Portfolio is $2 million, which minimum would be waived for an investment adviser/broker making an allocation to the Portfolio’s Class I shares aggregating $2 million or more within 90 days. If the adviser/broker does not purchase $2 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $2 million and the aggregate total invested during the 90 days until aggregate purchases total $2 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $1 million, then the adviser/broker would have to make a single aggregate purchase of at least $1 million to make future purchase of less than $2 million).   In addition, the minimum initial investment for Class I shares of the Portfolio may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs:  (iv) certain retirement plans investing directly with the Portfolio; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Portfolio. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment.  For employees and relatives of the Manager, SCM, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Saratoga Fund and the Portfolio.  With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts.  The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for the Portfolio or for a Saratoga Fund.  The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

Generally, the Portfolio reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management.  A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

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CLASS C - CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets.  Class C shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.  The CDSC is based upon the investors original purchase price.

Certain shareholders may be eligible for CDSC waivers.  Please see the information set forth below for specific eligibility requirements.  You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver.  Similar notification must be made in writing when an order is placed by mail.  The  CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s Transfer Agent does not confirm your represented holdings.  In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)  redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

(2)  redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and

(3)  certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see "Redemption of Shares—Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

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 CHOOSING A SHARE CLASS

Description of Classes.  The Portfolio has adopted a multiple class plan that allows it to offer one or more classes of shares.  The Portfolio has three classes of shares – Class I shares, Class A shares and Class C shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•

Class I shares are no-load shares that do not require that you pay a sales charge.  Class I shares do not charge an annual Rule 12b-1 distribution or servicing fee.  If you purchase Class I shares of the Portfolio you will pay the NAV next determined after your order is received.  Class I shares have a much higher required minimum investment than Class A shares.

•

Class A shares are charged a front-end sales load.  The Class A shares are also charged a 0.25% annual Rule 12b-1 distribution and servicing fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”

•

Class C shares shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”. The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.

MORE ABOUT CLASS A SHARES

Class A shares of the Portfolio are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% annually of average daily net assets, which are assessed against the shares of the Portfolio.

If you purchase Class A shares of the Portfolio you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

CLASS A SHARES  REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums.  Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail.  The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not

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furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums.  In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolio.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident.  See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge.  The following chart shows the sales charge you will pay based on the amount of your purchase.  You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price [1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price [2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3]	None[4]	None[4]	None[4]

1   Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2   At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers.  The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

3  Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase.  See “More About Class A Shares” above for further information.

4 The Manager may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $3 million, the Manager will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

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RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•

an individual;

•

an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

•

a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase.  To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Trust’s portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Trust portfolios you currently own acquired in exchange for shares of Trust portfolios purchased during that period at a price including a front-end sales charge.  You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its transfer agent and any financial intermediaries may not maintain this information.  Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

CLASS A SHARES SALES CHARGE WAIVERS

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

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Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or SCM (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families.

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•

Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or SCM.

•

Clients of financial intermediaries that have entered into arrangements with the Distributor or SCM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or SCM.

•

Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Code.

•

Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. SCM in its sole discretion may waive these minimum dollar requirements.

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Reinvestment of capital gains distributions and dividends.

CLASS A CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase.  The CDSC is based upon the investor’s original purchase price.

PLAN OF DISTRIBUTION

The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and SCM, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class.  A portion of the fee payable pursuant to the Plan may be characterized as a service fee as such term is defined under Rule 2830 of The Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager, SCM or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Portfolio as an expense in the year it is accrued. Because the fee is paid out of the Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales

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literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies.  To the extent that the Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences.  The foreign securities in which the Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its NAV.  This gives rise to the possibility that developments may have occurred in the interim that would effect the value of these securities.  A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”).  The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions.  The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase.  The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus.  Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders.  The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information.  Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis.  The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited.  Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

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Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges.   Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any day that the Portfolio calculates its NAV. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. The Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request.  However, payments for redemptions of shares purchased by check will not be transmitted until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests.  To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	via Overnight Mail The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Redeeming by Telephone.  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account.   The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-800-807-FUND (1-800-807-3863).  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Trust, the

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Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions.  If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent.  Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

Good Order.  Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

The request should be in writing indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee.  Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1. Re-registration of the account.

2. Changing bank wiring instructions on the account.

3. Name change on the account.

4. Setting up/changing systematic withdrawal plan to a secondary address.

5. Redemptions greater than $100,000.

6. Any redemption check that is being mailed to a different address than the address of record.

7. Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

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REDEMPTION FEE.  You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Portfolio within 30 days of purchase.  The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s transfer agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); and (iv) redemptions pursuant to systematic withdrawal plans.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis.  Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Portfolio by the Financial Intermediary’s customers and to collect the Portfolio’s redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.”  The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio‘s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolio.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.  Shareholders should contact their dealer representative or the Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by SCM), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS.  If the Portfolio is the only holding of a shareholder in the Trust, then due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of

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those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio’s shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective NAVs. Please refer to the Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Trust’s other portfolios.  The Trust may in the future offer an exchange feature involving shares of an unaffiliated  fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Portfolio or a Saratoga Fund that does not charge a CDSC will not be counted.  Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.  In addition, shares that are exchanged into or from the Portfolio or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Portfolio or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

SCM reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS.  The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a portfolio generally pays no federal income tax on the income and gains it distributes to you.  The Portfolio declares and pays dividends from net investment income, if any, quarterly.  Distributions of net realized long-term and short-term capital gains, if any, earned by the Portfolio will be made annually.  The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or

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income taxes on the Portfolio, or should the Board of Trustees deem it to be in the best interest of shareholders.  The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Portfolio to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Portfolio (which will be deposited in the shareholder’s account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS.  You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any.  The statement provides information on your dividends and capital gains for tax purposes.  If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.”  At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.  Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS.  In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains or some combination of both, whether you take them in cash or reinvest them in Portfolio shares.  The Portfolio’s investment techniques, including use of covered call options, short- term trading strategies, and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

For federal income tax purposes, any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust. Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied.  However , dividends paid to shareholders from the Portfolio’s investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income. Further , even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes.  For example, you generally will not be permitted to offset ordinary income dividends with capital

37

losses when calculating your net capital gains or losses. Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied.  Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn the Portfolio, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Portfolio shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal income tax and may result in a taxable gain or loss to you.  Your exchange of Portfolio shares for shares of another portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of the Portfolio’s shares and reinvests in that portfolio’s shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

COST BASIS. A Portfolio (or its administrative agents) is required to report to the Internal Revenue Service and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolios will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

BACK-UP WITHHOLDING.  By law, the Portfolio must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount is currently 28% of your taxable distributions or redemption proceeds.

OTHER.  Portfolio distributions and gains from the sale or exchange of your Portfolio shares also may be subject to state and local taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations). In such a case shareholders would also need to include such foreign taxes in income.    The Portfolio may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT.  Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Portfolio realizes excess inclusion income in excess of certain threshold amounts.

 FOREIGN SHAREHOLDERS.  Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Portfolio (and, under certain circumstances, at the rate of 35% on certain capital gain dividends), as discussed in more detail in the Statement of Additional Information.

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MEDICARE TAX.  An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

ADDITIONAL INFORMATION

The Manager, SCM and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares.  Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Portfolio over other investment options.  Any such payments will not change the NAV of the price of the Portfolio’s shares.

In addition, the Portfolio or its distributor may also make payments to financial intermediaries for certain administrative services, including record keeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Fund and/or its agents. The fees payable by the Fund under this category of services are subject to certain limitations approved by the Board and, to the extent paid, will increase expenses of the Fund.  These expenses are not separately identified in the fee table under the section titled “Fees and Expenses of the Portfolio” but rather are included within “Other Expenses” in the fee table.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance of Class A and Class I shares for the fiscal years ended August, 31, 2014, August 31, 2013 and August 31, 2012 and for the period August 1, 2011 (inception of the Class A and Class I shares ) through the fiscal year ended August 31, 2011, and of Class C shares for the fiscal year ended August, 31, 2014, August 31, 2013 and for the period January 5, 2012 (inception of Class C) through the fiscal year ended August 31, 2012, which has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolio’s financial statements are included in the Portfolio’s August 31, 2014 annual report, which is available upon request.  The financial highlights of the Predecessor Fund for the periods shown had been audited by a nationally recognized independent accounting firm, whose report along with the financial statements for the Predecessor Fund are included in the Predecessor Fund’s December 31, 2011 Annual Report, which is available upon request (the Predecessor Fund did not offer Class I or Class C shares). The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

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FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Real Estate Investments Portfolio - Class A Shares

							January 1,				October 26,
	Year Ended		Year Ended		Year Ended		2011 to		Year Ended		2009 (1) to
	August 31,		August 31,		August 31,		August 31,		December 31,		December 31,
	2014		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 20.53		$ 21.86		$ 19.13		$ 20.54		$ 19.89		$ 18.55
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.36		0.59		0.64		0.18		0.50		0.12
Net realized and unrealized gain (loss)	3.01		0.61	(7)	3.10		(0.89)		2.98		1.32
Total from investment operations	3.37		1.20		3.74		(0.71)		3.48		1.44

Redemption Fees	-	**	-	**	-	**	-	**	-	**	-	**

Dividends and Distributions:
Dividends from net investment income	(1.06)		(1.17)		(0.23)		(0.70)		(1.20)		(0.10)
Distributions from realized gains	(1.38)		(1.36)		(0.78)		-		(1.63)		-
Total dividends and distributions	(2.44)		(2.53)		(1.01)		(0.70)		(2.83)		(0.10)

Net Asset Value, End of Period	$ 21.46		$ 20.53		$ 21.86		$ 19.13		$ 20.54		$ 19.89
Total Return*	17.56%		5.18%		23.38%		(3.72)%		18.08%		7.76%	(6)

Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 160,884		$ 111,715		$ 20,950		$ 12,155		$ 3,319		$ 821
Ratio of net operating expenses to
average net assets	2.33%	(5)	2.75%	(5)	2.71%	(5)	2.75%	(3,4)	2.75%	(4)	2.75%	(3,4)
Ratio of net investment income (loss) to
average net assets	1.72%		3.30%		3.28%		1.56%	(3)	2.44%		5.20%	(3)
Portfolio Turnover Rate	219%		208%		519%		284%		848%		206%	(6)
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Ascent Investment Advisors, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Real Estate Investments Portfolio: 7.18% for the period ended August 31, 2011; 24.90% for the year ended December 31, 2010; and 321.65% for the period ended December 31, 2009.

(5) During the year ended August 31, 2014, the year ended August 31, 2013 and the year ended August 31, 2012 Ascent Investment Advisors, LLC, recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.04%, 2.09% and 2.55%, respectively.

(6) Not annualized

(7) Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the  Statements of Operations for the year ended August 31, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

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FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Real Estate Investments Portfolio - Class C Shares

					January 5,
	Year Ended		Year Ended		2012 (1) to
	August 31,		August 31,		August 31,
	2014		2013		2012
Net Asset Value, Beginning of Period	$ 20.54		$ 21.83		$ 18.31
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.27		0.55		0.70
Net realized and unrealized gain (loss)	3.04		0.58	(6)	3.50
Total from investment operations	3.31		1.13		4.20

Redemption fees	-		-		-

Dividends and Distributions:
Dividends from net investment income	(0.91)		(1.06)		(0.20)
Distributions from realized gains	(1.38)		(1.36)		(0.48)
Total dividends and distributions	(2.29)		(2.42)		(0.68)

Redemption Fees	-	**	-	**	-	**

Net Asset Value, End of Period	$ 21.56		$ 20.54		$ 21.83
Total Return*	17.18%		4.85%		22.33%	(5)

Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 64,588		$ 33,541		$ 3,314
Ratio of net operating expenses to
average net assets (4)	2.67%	(7)	2.98%	(4)	2.94%	(3),(4)
Ratio of net investment income (loss) to
average net assets	1.30%		2.59%		5.11%	(3)
Portfolio Turnover Rate	219%		208%		519%	(5)
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) During the year ended August 31, 2013 and the year ended August 31, 2012 Ascent Investment Advisors, LLC, recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.85% and 2.33% respectively.

(5) Not annualized

(6) Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the  Statements of Operations for the year ended August 31, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(7) Before the application of any fees waived or reimbursed by Ascent Investment Advisors, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Real Estate Portfolio: 2.79% for the year ended August 31, 2014.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

41

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Real Estate Investments Portfolio - Class I Shares

							August 1,
	Year Ended		Year Ended		Year Ended		2011 (1) to
	August 31,		August 31,		August 31,		August 31,
	2014		2013		2012		2011
Net Asset Value, Beginning of Period	$ 20.65		$ 21.85		$ 19.11		$ 20.72
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.45		0.81		1.35		0.03
Net realized and unrealized gain (loss)	3.12		0.57	(7)	2.42		(1.64)
Total from investment operations	3.57		1.38		3.77		(1.61)
Dividends and Distributions:
Dividends from net investment income	(1.11)		(1.22)		(0.25)		-
Distributions from realized gains	(1.38)		(1.36)		(0.78)		-
Total dividends and distributions	(2.49)		(2.58)		(1.03)		-

Redemption Fees	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 21.73		$ 20.65		$ 21.85		$ 19.11
Total Return*	18.58%		6.00%		23.60%		(7.77)%	(6)

Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 124,828		$ 26,362		$ 1,172		$ 1
Ratio of net operating expenses to
average net assets	1.49%	(4)	1.80%	(4)	2.50%	(5)	2.50%	(3,4)
Ratio of net investment income (loss) to
average net assets	2.12%		3.51%		6.42%		4.00%	(3)
Portfolio Turnover Rate	219%		208%		519%		284%	(6)
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Ascent Investment Advisors, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Real Estate Investments Portfolio: 1.78% for the year ended August 31, 2014; 1.87% for the year ended August 31, 2013 and 4.33% for the period ended August 31, 2011.

(5) During the year ended August 31, 2012 Ascent Investment Advisors, LLC, recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 2.50%.

(6) Not annualized

(7) Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the  Statements of Operations for the year ended August 31, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

42

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?		Call 1-800-807-FUND

43

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my	To protect your personal information from unauthorized access personal information?

and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

•

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

44

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

CLASS I SHARES (Ticker: JARIX)

CLASS A SHARES (Ticker: JAREX)
CLASS C SHARES (Ticker: JACRX)

PROSPECTUS

Additional information about the Portfolio’s investments will be available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-(800) 807- FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at:  www.saratogacap.com

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.